UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628
Name of Registrant: Vanguard Malvern Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2018
Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments (unaudited)
As of June 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (8.7%)
*	Weight Watchers International Inc.	116,666	11,795
*	Liberty Media Corp-Liberty SiriusXM A	228,503	10,294
	Las Vegas Sands Corp.	121,423	9,272
	Lear Corp.	49,519	9,201
	New York Times Co. Class A	346,317	8,970
*	Urban Outfitters Inc.	175,944	7,838
	Tailored Brands Inc.	306,690	7,827
*	Deckers Outdoor Corp.	69,282	7,821
	Comcast Corp. Class A	236,529	7,760
^	Sirius XM Holdings Inc.	1,117,139	7,563
	Abercrombie & Fitch Co.	253,465	6,205
	Best Buy Co. Inc.	73,952	5,515
*	Crocs Inc.	311,837	5,491
	Walt Disney Co.	46,903	4,916
	Hyatt Hotels Corp. Class A	51,302	3,958
*	Visteon Corp.	29,091	3,760
	Ralph Lauren Corp. Class A	27,830	3,499
	Dine Brands Global Inc.	45,528	3,405
*	ZAGG Inc.	133,529	2,310
	Winnebago Industries Inc.	55,278	2,244
	McDonald's Corp.	13,406	2,101
	News Corp. Class B	110,361	1,749
	Aptiv plc	16,984	1,556
*	TRI Pointe Group Inc.	71,738	1,174
*	Modine Manufacturing Co.	47,761	872
*	Stoneridge Inc.	23,634	830
	Gannett Co. Inc.	74,354	796
	John Wiley & Sons Inc. Class A	12,645	789
*	American Public Education Inc.	12,825	540
*	Denny's Corp.	30,377	484
	Lions Gate Entertainment Corp. Class A	18,165	451
	Ford Motor Co.	36,155	400
*	Career Education Corp.	24,194	391
*	Cambium Learning Group Inc.	34,779	388
*	Conn's Inc.	9,351	309
			142,474
Consumer Staples (6.5%)
	Procter & Gamble Co.	203,564	15,890
	Walmart Inc.	162,105	13,884
*	US Foods Holding Corp.	262,843	9,941
	Lamb Weston Holdings Inc.	142,826	9,785
	PepsiCo Inc.	85,347	9,292
	Conagra Brands Inc.	216,796	7,746
	Brown-Forman Corp. Class B	144,657	7,090
	Nu Skin Enterprises Inc. Class A	85,434	6,680
	Philip Morris International Inc.	77,177	6,231
*	Herbalife Nutrition Ltd.	109,831	5,900
	Tyson Foods Inc. Class A	69,557	4,789

* Cal-Maine Foods Inc.	50,264	2,305
* Darling Ingredients Inc.	98,641	1,961
MGP Ingredients Inc.	12,580	1,117
JM Smucker Co.	8,488	912
* Simply Good Foods Co.	43,108	622
* Central Garden & Pet Co.	14,188	617
Flowers Foods Inc.	22,608	471
* Chefs' Warehouse Inc.	13,531	386
Ingles Markets Inc. Class A	11,974	381
		106,000
Energy (11.0%)
Chevron Corp.	315,350	39,870
Exxon Mobil Corp.	390,947	32,343
ConocoPhillips	302,264	21,044
Valero Energy Corp.	144,275	15,990
Occidental Petroleum Corp.	173,667	14,532
HollyFrontier Corp.	134,502	9,204
PBF Energy Inc. Class A	209,550	8,786
* Continental Resources Inc.	128,335	8,311
* Denbury Resources Inc.	1,415,317	6,808
* California Resources Corp.	136,304	6,194
* W&T Offshore Inc.	728,832	5,211
* Whiting Petroleum Corp.	93,380	4,923
^ CVR Energy Inc.	113,594	4,202
Schlumberger Ltd.	35,119	2,354
* ProPetro Holding Corp.	67,647	1,061
		180,833
Financials (23.7%)
JPMorgan Chase & Co.	504,986	52,620
Bank of America Corp.	1,037,285	29,241
* Berkshire Hathaway Inc. Class B	153,060	28,569
Wells Fargo & Co.	357,123	19,799
Morgan Stanley	290,457	13,768
Aflac Inc.	303,292	13,048
Allstate Corp.	130,313	11,894
SunTrust Banks Inc.	179,624	11,859
Citigroup Inc.	173,442	11,607
T. Rowe Price Group Inc.	96,970	11,257
Regions Financial Corp.	614,456	10,925
Fifth Third Bancorp	363,719	10,439
Citizens Financial Group Inc.	260,476	10,133
Comerica Inc.	106,754	9,706
State Street Corp.	103,017	9,590
Ally Financial Inc.	359,583	9,446
* E*TRADE Financial Corp.	153,341	9,378
Torchmark Corp.	111,509	9,078
Zions Bancorporation	169,442	8,928
Lincoln National Corp.	143,050	8,905
TCF Financial Corp.	335,346	8,256
* SVB Financial Group	27,770	8,019
CME Group Inc.	47,279	7,750
Ameriprise Financial Inc.	54,042	7,559
Unum Group	193,888	7,172
Bank of New York Mellon Corp.	125,856	6,787
Universal Insurance Holdings Inc.	162,706	5,711
Kemper Corp.	57,467	4,347

Walker & Dunlop Inc.	61,552	3,425
Santander Consumer USA Holdings Inc.	129,783	2,478
BankUnited Inc.	58,702	2,398
Bank of NT Butterfield & Son Ltd.	48,605	2,222
MetLife Inc.	48,340	2,108
Goldman Sachs Group Inc.	9,508	2,097
Hanover Insurance Group Inc.	15,048	1,799
* BofI Holding Inc.	43,873	1,795
Hamilton Lane Inc. Class A	35,418	1,699
Federal Agricultural Mortgage Corp.	18,311	1,639
Assured Guaranty Ltd.	45,620	1,630
* Enova International Inc.	37,962	1,388
BB&T Corp.	25,620	1,292
Greenhill & Co. Inc.	39,688	1,127
Primerica Inc.	10,922	1,088
Brown & Brown Inc.	31,279	867
US Bancorp	15,262	763
OFG Bancorp	49,282	692
* NMI Holdings Inc. Class A	39,906	650
Heritage Insurance Holdings Inc.	38,172	636
* EZCORP Inc. Class A	49,616	598
First American Financial Corp.	11,417	591
FNF Group	12,681	477
* Ambac Financial Group Inc.	17,704	351
Nelnet Inc. Class A	5,704	333
		389,934
Health Care (13.6%)
Pfizer Inc.	869,066	31,530
Johnson & Johnson	220,594	26,767
Merck & Co. Inc.	362,941	22,030
Anthem Inc.	71,521	17,024
Bristol-Myers Squibb Co.	242,227	13,405
Abbott Laboratories	181,567	11,074
Cigna Corp.	64,754	11,005
Humana Inc.	32,469	9,664
* Centene Corp.	72,315	8,910
* IQVIA Holdings Inc.	82,133	8,198
* Haemonetics Corp.	89,906	8,063
* WellCare Health Plans Inc.	32,675	8,046
Baxter International Inc.	106,008	7,828
* Enanta Pharmaceuticals Inc.	61,561	7,135
HCA Healthcare Inc.	58,887	6,042
* Express Scripts Holding Co.	60,275	4,654
Medtronic plc	52,587	4,502
* REGENXBIO Inc.	42,951	3,082
Amgen Inc.	16,037	2,960
* Triple-S Management Corp. Class B	64,582	2,522
* Spectrum Pharmaceuticals Inc.	108,777	2,280
* Medpace Holdings Inc.	35,233	1,515
* Myriad Genetics Inc.	38,576	1,441
* Tivity Health Inc.	30,290	1,066
* PTC Therapeutics Inc.	23,469	792
* MacroGenics Inc.	34,537	713
* Providence Service Corp.	5,562	437
* Concert Pharmaceuticals Inc.	25,217	424

CVS Health Corp.	4,956	319
		223,428
Industrials (8.2%)
Raytheon Co.	58,826	11,364
Terex Corp.	218,143	9,203
WW Grainger Inc.	29,186	9,001
Caterpillar Inc.	65,272	8,855
SkyWest Inc.	169,951	8,820
Lockheed Martin Corp.	29,453	8,701
* HD Supply Holdings Inc.	197,665	8,478
* United Rentals Inc.	53,548	7,905
Honeywell International Inc.	47,618	6,859
Quad/Graphics Inc.	239,098	4,980
* Meritor Inc.	239,018	4,917
Spirit AeroSystems Holdings Inc. Class A	49,953	4,291
General Electric Co.	274,393	3,735
^ ADT Inc.	428,725	3,709
ArcBest Corp.	79,612	3,638
Copa Holdings SA Class A	28,765	2,722
United Technologies Corp.	20,867	2,609
Global Brass & Copper Holdings Inc.	83,189	2,608
Expeditors International of Washington Inc.	30,014	2,194
* Enphase Energy Inc.	301,861	2,032
Korn/Ferry International	31,156	1,930
Harris Corp.	12,414	1,794
* Rush Enterprises Inc. Class A	39,096	1,696
* XPO Logistics Inc.	13,811	1,384
McGrath RentCorp	21,349	1,351
Allison Transmission Holdings Inc.	32,313	1,308
* Harsco Corp.	54,845	1,212
Schneider National Inc. Class B	40,390	1,111
Delta Air Lines Inc.	21,576	1,069
* Textainer Group Holdings Ltd.	66,932	1,064
DMC Global Inc.	22,273	1,000
Heidrick & Struggles International Inc.	27,371	958
PACCAR Inc.	13,678	848
ICF International Inc.	9,445	671
* Casella Waste Systems Inc. Class A	22,078	565
Triton International Ltd.	9,909	304
		134,886
Information Technology (9.6%)
Intel Corp.	460,733	22,903
Cisco Systems Inc.	373,716	16,081
HP Inc.	623,002	14,136
Booz Allen Hamilton Holding Corp. Class A	238,292	10,420
* VMware Inc. Class A	70,689	10,389
QUALCOMM Inc.	162,749	9,133
* ON Semiconductor Corp.	381,917	8,492
NetApp Inc.	107,139	8,414
CDW Corp.	87,054	7,033
Microsoft Corp.	67,890	6,695
* Advanced Micro Devices Inc.	445,475	6,678
Oracle Corp.	141,552	6,237
* CACI International Inc. Class A	35,843	6,041
* Electro Scientific Industries Inc.	299,607	4,725
Hewlett Packard Enterprise Co.	302,837	4,424

*	SMART Global Holdings Inc.	86,156	2,746
*	Glu Mobile Inc.	368,621	2,363
*	Micron Technology Inc.	41,629	2,183
	ManTech International Corp. Class A	32,645	1,751
*	Dell Technologies Inc. Class V	20,691	1,750
	Comtech Telecommunications Corp.	48,147	1,535
*	Syntel Inc.	45,878	1,472
*	Teradata Corp.	30,941	1,242
*	eGain Corp.	35,538	537
*	First Solar Inc.	7,936	418
			157,798
Materials (4.0%)
	Freeport-McMoRan Inc.	682,350	11,777
	CF Industries Holdings Inc.	245,681	10,908
	Huntsman Corp.	293,377	8,567
	DowDuPont Inc.	120,699	7,956
	Westlake Chemical Corp.	58,681	6,316
	Warrior Met Coal Inc.	220,042	6,067
	Louisiana-Pacific Corp.	200,777	5,465
	LyondellBasell Industries NV Class A	44,410	4,878
*	Alcoa Corp.	49,373	2,315
	Boise Cascade Co.	37,017	1,655
			65,904
Real Estate (5.4%)
	Weyerhaeuser Co.	343,941	12,540
	Prologis Inc.	159,110	10,452
	Xenia Hotels & Resorts Inc.	402,120	9,796
	Pebblebrook Hotel Trust	249,208	9,669
	Jones Lang LaSalle Inc.	54,614	9,065
	Spirit Realty Capital Inc.	1,032,013	8,287
	Park Hotels & Resorts Inc.	189,559	5,806
	CubeSmart	177,101	5,706
*,^ Forestar Group Inc.		230,786	4,789
	CorEnergy Infrastructure Trust Inc.	114,308	4,298
	Rayonier Inc.	90,947	3,519
*	CBRE Group Inc. Class A	65,808	3,142
	NorthStar Realty Europe Corp.	68,919	999
	Hospitality Properties Trust	22,662	648
			88,716
Telecommunication Services (3.1%)
	AT&T Inc.	907,394	29,136
	Verizon Communications Inc.	277,453	13,959
*	T-Mobile US Inc.	77,437	4,627
	Telephone & Data Systems Inc.	70,233	1,926
	Frontier Communications Corp.	287,492	1,541
*	United States Cellular Corp.	9,159	339
			51,528
Utilities (5.6%)
	NextEra Energy Inc.	113,785	19,005
	Exelon Corp.	351,360	14,968
	FirstEnergy Corp.	336,598	12,087
	Entergy Corp.	136,932	11,063
	NRG Energy Inc.	356,215	10,936
*	Vistra Energy Corp.	432,995	10,245
	AES Corp.	715,240	9,591
	NRG Yield Inc.	120,639	2,075

	National Fuel Gas Co.			34,775	1,842
	Otter Tail Corp.			19,101	909
					92,721
Total Common Stocks (Cost $1,371,938)					1,634,222
		Coupon
Temporary Cash Investments (1.3%)1
Money Market Fund (1.2%)
2,3 Vanguard Market Liquidity Fund		2.122%		196,996	19,701

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	1.849%	8/16/18	500,000	499
4	United States Treasury Bill	2.078%	11/15/18	400,000	397
					896
Total Temporary Cash Investments (Cost $20,596)					20,597
Total Investments (100.7%) (Cost $1,392,534)					1,654,819
Other Assets and Liabilities-Net (-0.7%)3					(10,862)
Net Assets (100%)					1,643,957

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,256,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $13,712,000 of collateral received for securities on loan.
4 Securities with a value of $598,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	65	8,845 16

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

U.S. Value Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,634,222	—	—
Temporary Cash Investments	19,701	896	—
Futures Contracts—Assets[1]	7	—	—
Total	1,653,930	896	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2018, the cost of investment securities for tax purposes was $1,392,534,000. Net unrealized appreciation of investment securities for tax purposes was $262,285,000, consisting of unrealized gains of $289,832,000 on securities that had risen in value since their purchase and $27,547,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (97.9%)
Consumer Discretionary (5.7%)
Comcast Corp. Class A	540,906	17,747
Newell Brands Inc.	413,023	10,652
General Motors Co.	239,329	9,430
Expedia Group Inc.	57,035	6,855
* Under Armour Inc. Class A	199,934	4,494
		49,178
Consumer Staples (8.6%)
Kroger Co.	532,959	15,163
British American Tobacco plc	264,747	13,336
Walgreens Boots Alliance Inc.	195,511	11,733
Philip Morris International Inc.	131,629	10,628
Coty Inc. Class A	523,201	7,377
Hormel Foods Corp.	188,600	7,018
Archer-Daniels-Midland Co.	118,400	5,426
* Simply Good Foods Co.	206,900	2,988
		73,669
Energy (13.0%)
Canadian Natural Resources Ltd.	493,983	17,818
Chevron Corp.	131,381	16,611
Halliburton Co.	270,022	12,167
Anadarko Petroleum Corp.	163,343	11,965
Cimarex Energy Co.	110,764	11,269
* Concho Resources Inc.	67,900	9,394
Marathon Oil Corp.	378,543	7,897
Diamondback Energy Inc.	53,731	7,069
Tenaris SA ADR	178,300	6,488
Pioneer Natural Resources Co.	30,341	5,742
* Laredo Petroleum Inc.	575,300	5,534
		111,954
Financials (18.8%)
MetLife Inc.	604,873	26,373
Wells Fargo & Co.	474,116	26,285
Citigroup Inc.	384,996	25,764
PNC Financial Services Group Inc.	143,581	19,398
American International Group Inc.	285,302	15,127
RenaissanceRe Holdings Ltd.	105,968	12,750
Bank of the Ozarks	224,165	10,096
Arthur J Gallagher & Co.	149,266	9,744
CNO Financial Group Inc.	377,100	7,180
Lancashire Holdings Ltd.	675,641	5,049
Unum Group	102,385	3,787
		161,553
Health Care (9.6%)
* Mylan NV	386,418	13,965
McKesson Corp.	96,363	12,855
Bristol-Myers Squibb Co.	225,097	12,457
Koninklijke Philips NV	214,600	9,071

	Allergan plc	53,956	8,995
*	Biogen Inc.	27,335	7,934
*	Incyte Corp.	88,400	5,923
*	Seattle Genetics Inc.	88,000	5,842
	AstraZeneca plc ADR	128,100	4,498
*	Five Prime Therapeutics Inc.	91,300	1,443
			82,983
Industrials (8.4%)
*	Genesee & Wyoming Inc. Class A	128,604	10,458
	Herman Miller Inc.	269,015	9,120
	Steelcase Inc. Class A	640,343	8,645
	Southwest Airlines Co.	166,100	8,451
	Delta Air Lines Inc.	170,000	8,422
	Sanwa Holdings Corp.	755,500	7,984
	Johnson Controls International plc	234,600	7,847
	Dun & Bradstreet Corp.	45,072	5,528
*	JELD-WEN Holding Inc.	188,400	5,386
			71,841
Information Technology (10.9%)
	QUALCOMM Inc.	275,875	15,482
	Western Digital Corp.	160,069	12,391
	KLA-Tencor Corp.	117,997	12,098
	Genpact Ltd.	297,284	8,601
	Amdocs Ltd.	117,300	7,764
^	Silicon Motion Technology Corp. ADR	143,872	7,609
	Marvell Technology Group Ltd.	351,300	7,532
*	Keysight Technologies Inc.	111,673	6,592
	Samsung Electronics Co. Ltd.	153,479	6,429
*	Acacia Communications Inc.	140,071	4,876
	Teradyne Inc.	120,168	4,575
			93,949
Materials (7.0%)
	Reliance Steel & Aluminum Co.	184,286	16,132
	Celanese Corp. Class A	142,245	15,798
	CRH plc	229,083	8,036
^	Nutrien Ltd.	137,400	7,475
	Cabot Corp.	73,700	4,552
	Randgold Resources Ltd. ADR	56,100	4,325
	Ball Corp.	109,700	3,900
			60,218
Other (0.1%)
*,1,2 Allstar Co-Invest LLC Private Placement		NA	840

Real Estate (7.8%)
	Host Hotels & Resorts Inc.	762,591	16,068
	STORE Capital Corp.	537,563	14,729
	Columbia Property Trust Inc.	380,883	8,650
	Brixmor Property Group Inc.	494,116	8,613
	Simon Property Group Inc.	45,238	7,699
	American Tower Corp.	46,259	6,669
	Taubman Centers Inc.	75,500	4,436
			66,864

Telecommunication Services (2.5%)
Verizon Communications Inc.		428,900	21,578

Utilities (5.5%)
Exelon Corp.		282,211	12,022
OGE Energy Corp.		289,165	10,182
Edison International		150,559	9,526
Sempra Energy		68,085	7,905
Iberdrola SA		998,141	7,697
			47,332
Total Common Stocks (Cost $763,615)			841,959
	Coupon
Temporary Cash Investments (3.2%)
Money Market Fund (1.1%)
3,4 Vanguard Market Liquidity Fund	2.122%	98,529	9,854

		Face
		Amount
		($000)
Repurchase Agreement (2.1%)
RBS Securities, Inc.
2.100%, 7/2/18
(Dated 6/29/2018, Repurchase Value
$17,903,000, collateralized by U.S.
Treasury Note/Bond 1.750%, 10/31/20,
with a value of $18,259,000)
		17,900	17,900

Total Temporary Cash Investments (Cost $27,753)			27,754
Total Investments (101.1%) (Cost $791,368)			869,713
Other Assets and Liabilities-Net (-1.1%)4			(9,498)
Net Assets (100%)			860,215

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,471,000.
1 Security value determined using significant unobservable inputs.
2 Restricted security represents 0.1% of net assets. Shares not applicable for this private placement. See
Restricted Security table for additional information.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $9,852,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Restricted Securities as of Period End

		Acquisition Cost
Security Name	Acquisition Date	($000)
Allstar Co-Invest LLC Private Placement	August 2011	1,677

Capital Value Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	9/19/18	USD	7,298	JPY	801,276	19
J.P. Morgan Securities LLC	9/19/18	USD	2,586	EUR	2,174	31
UBS AG	9/19/18	USD	2,572	EUR	2,174	18
						68

EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Capital Value Fund

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Capital Value Fund

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	792,588	48,531	840
Temporary Cash Investments	9,854	17,900	—
Forward Currency Contracts—Assets	—	68	—
Total	802,442	66,499	840

F. At June 30, 2018, the cost of investment securities for tax purposes was $791,368,000. Net unrealized appreciation of investment securities for tax purposes was $78,345,000, consisting of unrealized gains of $116,109,000 on securities that had risen in value since their purchase and $37,764,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments (unaudited)
As of June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	672,970	783,006
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	635,266	746,890
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/19	2,460,253	2,614,605
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	715,842	853,499
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	884,237	1,036,020
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/20	2,457,521	2,601,330
United States Treasury Inflation Indexed
Bonds	1.250%	7/15/20	1,374,541	1,604,536
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	1,562,018	1,811,959
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	2,164,831	2,253,083
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	1,708,831	1,906,424
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	1,897,047	2,063,561
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/22	2,162,540	2,182,287
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	2,000,262	2,142,867
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/23	2,000,074	2,121,786
United States Treasury Inflation Indexed
Bonds	0.625%	4/15/23	777,175	782,690
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/23	85,000	90,683
Total U.S. Government and Agency Obligations (Cost $25,940,576)				25,595,226

			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost
$61,305)	2.122%		612,998	61,306
Total Investments (99.7%) (Cost $26,001,881)				25,656,532
Other Assets and Liabilities-Net (0.3%)				85,448
Net Assets (100%)				25,741,980

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system

Short-Term Inflation-Protected Securities Index Fund

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	25,595,226	—
Temporary Cash Investments	61,306	—	—
Total	61,306	25,595,226	—

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

D. At June 30, 2018, the cost of investment securities for tax purposes was $26,001,883,000. Net unrealized depreciation of investment securities for tax purposes was $345,351,000, consisting of unrealized gains of $1,182,000 on securities that had risen in value since their purchase and $346,533,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments (unaudited)

As of June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (53.8%)
U.S. Government Securities (23.3%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/19	105,200	111,800
	United States Treasury Note/Bond	1.000%	8/15/18	1,500	1,498
	United States Treasury Note/Bond	1.250%	11/30/18	16,290	16,234
	United States Treasury Note/Bond	1.125%	1/15/19	11,900	11,833
	United States Treasury Note/Bond	0.750%	2/15/19	330	327
	United States Treasury Note/Bond	1.375%	2/28/19	9,131	9,078
	United States Treasury Note/Bond	1.250%	3/31/19	1,000	992
	United States Treasury Note/Bond	0.875%	4/15/19	5,300	5,241
	United States Treasury Note/Bond	1.250%	4/30/19	7,400	7,335
	United States Treasury Note/Bond	1.250%	5/31/19	17,400	17,231
	United States Treasury Note/Bond	0.875%	7/31/19	100	98
	United States Treasury Note/Bond	1.625%	7/31/19	1,600	1,587
	United States Treasury Note/Bond	0.750%	8/15/19	2,865	2,813
	United States Treasury Note/Bond	3.625%	8/15/19	706	715
	United States Treasury Note/Bond	1.250%	8/31/19	3,500	3,454
	United States Treasury Note/Bond	1.000%	10/15/19	144,000	141,368
	United States Treasury Note/Bond	1.500%	10/31/19	1,200	1,185
	United States Treasury Note/Bond	3.375%	11/15/19	15,086	15,268
	United States Treasury Note/Bond	1.750%	11/30/19	3,215	3,183
	United States Treasury Note/Bond	1.875%	12/31/19	3,710	3,677
	United States Treasury Note/Bond	2.000%	1/31/20	5,840	5,796
	United States Treasury Note/Bond	1.375%	2/15/20	98,015	96,269
	United States Treasury Note/Bond	2.250%	2/29/20	4,300	4,282
	United States Treasury Note/Bond	2.375%	4/30/20	16,200	16,157
1	United States Treasury Note/Bond	1.375%	5/31/20	344,800	337,311
	United States Treasury Note/Bond	1.500%	5/31/20	300,000	294,186
	United States Treasury Note/Bond	1.625%	6/30/20	54,755	53,788
	United States Treasury Note/Bond	2.625%	8/15/20	20,000	20,025
	United States Treasury Note/Bond	2.125%	8/31/20	110,000	109,003
	United States Treasury Note/Bond	1.750%	10/31/20	300	294
	United States Treasury Note/Bond	2.625%	11/15/20	28,115	28,137
	United States Treasury Note/Bond	2.000%	11/30/20	45,670	45,042
	United States Treasury Note/Bond	2.000%	1/15/21	300	296
	United States Treasury Note/Bond	1.375%	1/31/21	46,510	45,086
	United States Treasury Note/Bond	2.125%	1/31/21	3,594	3,551
	United States Treasury Note/Bond	1.125%	2/28/21	175,570	168,904
1	United States Treasury Note/Bond	2.250%	3/31/21	312,000	308,977
	United States Treasury Note/Bond	1.375%	4/30/21	43,990	42,512
	United States Treasury Note/Bond	2.625%	6/15/21	270	270
	United States Treasury Note/Bond	2.125%	6/30/21	4,340	4,276
	United States Treasury Note/Bond	2.125%	8/15/21	37,400	36,816
	United States Treasury Note/Bond	1.125%	8/31/21	57,000	54,381
	United States Treasury Note/Bond	2.125%	9/30/21	356,285	350,438
	United States Treasury Note/Bond	1.750%	11/30/21	321	311
	United States Treasury Note/Bond	2.000%	12/31/21	278,000	271,790
	United States Treasury Note/Bond	2.125%	12/31/21	103,000	101,134
	United States Treasury Note/Bond	1.500%	1/31/22	10,000	9,598
	United States Treasury Note/Bond	1.875%	2/28/22	100,000	97,188

	United States Treasury Note/Bond	1.750%	3/31/22	27,115	26,217
	United States Treasury Note/Bond	1.750%	4/30/22	58,000	56,006
	United States Treasury Note/Bond	1.875%	4/30/22	15,635	15,171
	United States Treasury Note/Bond	2.125%	6/30/22	12,175	11,911
	United States Treasury Note/Bond	1.750%	9/30/22	26,500	25,481
	United States Treasury Note/Bond	1.875%	9/30/22	7,341	7,096
2	United States Treasury Note/Bond	1.625%	11/15/22	15,050	14,375
	United States Treasury Note/Bond	2.125%	12/31/22	18,215	17,754
	United States Treasury Note/Bond	2.000%	2/15/23	20,000	19,372
	United States Treasury Note/Bond	2.750%	4/30/23	150,300	150,393
	United States Treasury Note/Bond	1.750%	5/15/23	41,300	39,448
	United States Treasury Note/Bond	2.750%	5/31/23	200	200
	United States Treasury Note/Bond	1.375%	6/30/23	12,800	11,986
	United States Treasury Note/Bond	2.500%	8/15/23	19,860	19,624
	United States Treasury Note/Bond	2.750%	11/15/23	20,000	19,988
	United States Treasury Note/Bond	2.125%	11/30/23	10,000	9,678
	United States Treasury Note/Bond	2.750%	2/15/24	28,820	28,775
	United States Treasury Note/Bond	2.000%	5/31/24	21,000	20,095
	United States Treasury Note/Bond	2.250%	11/15/24	3,800	3,676
	United States Treasury Note/Bond	2.125%	11/30/24	33,695	32,347
	United States Treasury Note/Bond	2.000%	2/15/25	46,065	43,798
	United States Treasury Note/Bond	2.250%	11/15/25	40,050	38,517
	United States Treasury Note/Bond	1.625%	2/15/26	8,950	8,209
	United States Treasury Note/Bond	1.625%	5/15/26	20,941	19,151
	United States Treasury Note/Bond	2.000%	11/15/26	10,000	9,369
	United States Treasury Note/Bond	2.250%	11/15/27	7,000	6,650
	United States Treasury Note/Bond	2.750%	2/15/28	1,677	1,662
3	United States Treasury Note/Bond	5.375%	2/15/31	3,300	4,167
					3,521,851
Agency Bonds and Notes (0.8%)
4	AID-Israel	5.500%	12/4/23	250	282
4	AID-Jordan	2.578%	6/30/22	24,000	23,673
5	Federal Home Loan Banks	0.875%	10/1/18	8,500	8,476
5	Federal Home Loan Banks	1.250%	1/16/19	13,600	13,527
5	Federal Home Loan Banks	0.875%	8/5/19	16,000	15,735
6	Federal National Mortgage Assn.	1.125%	10/19/18	205	204
6	Federal National Mortgage Assn.	1.875%	9/24/26	65,000	59,405
5	Tennessee Valley Authority	2.250%	3/15/20	6,300	6,263
5	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,252
					128,817
Conventional Mortgage-Backed Securities (27.6%)
6,7	Fannie Mae Pool	2.000%	5/1/28–1/1/32	37,740	35,818
6,7,8	Fannie Mae Pool	2.500%	9/1/27–9/1/46	132,129	128,526
6,7	Fannie Mae Pool	3.000%	2/1/27–7/1/48	440,465	432,155
6,7	Fannie Mae Pool	3.500%	8/1/20–7/1/48	63,269	64,981
6,7,8	Fannie Mae Pool	4.000%	8/1/18–7/1/48	616,800	630,304
6,7,8	Fannie Mae Pool	4.500%	7/1/18–8/1/48	460,872	480,482
6,7,8	Fannie Mae Pool	5.000%	8/1/18–8/1/48	136,939	145,418
6,7	Fannie Mae Pool	5.500%	11/1/18–6/1/40	28,101	30,408
6,7	Fannie Mae Pool	6.000%	3/1/21–11/1/39	16,240	17,722
6,7	Fannie Mae Pool	6.500%	7/1/20–9/1/39	7,721	8,469
6,7	Fannie Mae Pool	7.000%	9/1/28–9/1/38	3,270	3,647
6,7	Fannie Mae Pool	7.500%	8/1/30–6/1/32	305	331
6,7	Fannie Mae Pool	8.000%	7/1/30–1/1/31	14	15
6,7	Fannie Mae Pool	8.500%	12/1/30	9	10
6,7	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	6,198	5,879

6,7	Freddie Mac Gold Pool	2.500%	4/1/27–4/1/43	73,739	71,602
6,7,8	Freddie Mac Gold Pool	3.000%	8/1/26–1/1/48	260,590	254,148
6,7,8	Freddie Mac Gold Pool	3.500%	8/1/20–7/1/48	495,030	494,008
6,7,8	Freddie Mac Gold Pool	4.000%	2/1/19–7/1/48	154,141	157,398
6,7	Freddie Mac Gold Pool	4.500%	10/1/18–10/1/47	58,616	61,216
6,7	Freddie Mac Gold Pool	5.000%	9/1/18–8/1/41	14,045	14,892
6,7	Freddie Mac Gold Pool	5.500%	2/1/19–2/1/40	13,034	14,166
6,7	Freddie Mac Gold Pool	6.000%	7/1/20–5/1/40	18,781	20,713
6,7	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/38	3,717	4,098
6,7	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	1,957	2,194
6,7	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/32	238	266
6,7	Freddie Mac Gold Pool	8.000%	4/1/30–1/1/31	18	21
7	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	1,002	955
7	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	37,260	36,549
7	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	57,625	58,115
7	Ginnie Mae I Pool	4.000%	4/15/39–1/15/45	4,905	5,048
7	Ginnie Mae I Pool	4.500%	9/15/33–12/15/46	31,468	33,105
7	Ginnie Mae I Pool	5.000%	9/15/33–9/15/41	14,709	15,753
7	Ginnie Mae I Pool	5.500%	3/15/31–2/15/41	9,018	9,741
7	Ginnie Mae I Pool	6.000%	12/15/28–3/15/41	3,993	4,353
7	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	3,375	3,686
7	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	202	219
7	Ginnie Mae I Pool	7.500%	11/15/30–3/15/32	44	48
7	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	50	55
7	Ginnie Mae I Pool	8.500%	7/15/30	20	20
7	Ginnie Mae I Pool	9.000%	5/15/21–7/15/21	3	3
7	Ginnie Mae I Pool	9.500%	10/15/19	—	—
7	Ginnie Mae II Pool	2.500%	3/20/43–12/20/46	4,616	4,381
7	Ginnie Mae II Pool	3.000%	3/20/27–7/1/48	142,367	140,010
7,8	Ginnie Mae II Pool	3.500%	8/20/42–7/1/48	486,305	489,313
7,8	Ginnie Mae II Pool	4.000%	2/20/34–8/1/48	225,986	232,053
7,8	Ginnie Mae II Pool	4.500%	3/20/33–8/1/48	34,377	35,839
7	Ginnie Mae II Pool	5.000%	5/20/39–7/1/48	25,366	27,364
7	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	3,506	3,720
7	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	4,998	5,416
7	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	67	74
					4,184,707
Nonconventional Mortgage-Backed Securities (2.1%)
6,7,9	Fannie Mae Pool	3.293%	12/1/32	6	6
6,7,10	Fannie Mae Pool	3.535%	8/1/33	51	53
6,7,10	Fannie Mae Pool	3.583%	7/1/33	103	106
6,7,9	Fannie Mae Pool	3.832%	12/1/40	2,553	2,689
6,7,9	Fannie Mae Pool	4.130%	5/1/33	51	54
6,7,10	Fannie Mae Pool	4.178%	5/1/33	11	12
6,7,11	Fannie Mae REMICS 2005-45	2.461%	6/25/35	1,589	1,599
6,7,11	Fannie Mae REMICS 2005-95	2.501%	11/25/35	1,942	1,962
6,7,11	Fannie Mae REMICS 2006-46	2.411%	6/25/36	5,986	6,015
6,7,11	Fannie Mae REMICS 2007-4	2.536%	2/25/37	667	672
6,7,11	Fannie Mae REMICS 2012-122	2.491%	11/25/42	2,173	2,190
6,7,11	Fannie Mae REMICS 2013-19	2.391%	9/25/41	2,954	2,954
6,7,11	Fannie Mae REMICS 2013-39	2.441%	5/25/43	2,779	2,779
6,7,11	Fannie Mae REMICS 2015-22	2.391%	4/25/45	2,364	2,369
6,7,11	Fannie Mae REMICS 2016-55	2.591%	8/25/46	4,703	4,766
6,7,11	Fannie Mae REMICS 2016-60	2.341%	9/25/46	9,430	9,410
6,7,11	Fannie Mae REMICS 2016-62	2.491%	9/25/46	9,509	9,495
6,7,11	Fannie Mae REMICS 2016-93	2.441%	12/25/46	19,341	19,437
6,7,9	Freddie Mac Non Gold Pool	3.421%	7/1/35	10,352	10,934

6,7,10	Freddie Mac Non Gold Pool	3.500%	8/1/37	66	68
6,7,9	Freddie Mac Non Gold Pool	3.623%	9/1/37	8,378	8,825
6,7,10	Freddie Mac Non Gold Pool	3.711%	10/1/32	14	15
6,7,10	Freddie Mac Non Gold Pool	3.777%	1/1/33	7	7
6,7	Freddie Mac Non Gold Pool	3.852%	7/1/33	1,370	1,441
6,7,10	Freddie Mac Non Gold Pool	3.961%	2/1/33	28	29
6,7,11	Freddie Mac REMICS	2.423%	11/15/36–8/15/43	4,390	4,415
6,7,11	Freddie Mac REMICS	2.433%	11/15/36	1,515	1,525
6,7,11	Freddie Mac REMICS	2.523%	6/15/42	822	829
6,7	Freddie Mac REMICS	6.500%	12/15/44–11/15/47	130,672	155,343
7	Ginnie Mae REMICS	6.500%	6/20/47–9/20/47	53,392	63,750
					313,749
Total U.S. Government and Agency Obligations (Cost $8,329,166)					8,149,124
Asset-Backed/Commercial Mortgage-Backed Securities (15.8%)
7	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	4,100	4,025
7	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	6,250	6,195
7	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,670	1,641
7	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	10,700	10,506
7	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	30,850	30,931
7,12	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	4,828	5,038
7,12	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	400	407
7,12	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	2,500	2,460
7,12	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	6,680	6,526
7,12	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	7,710	7,743
7	BA Credit Card Trust 2017-A2	1.840%	1/17/23	3,330	3,258
7	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	220	221
7	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	715	717
7	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	290	286
7	BANK 2017 - BNK4	3.625%	5/15/50	530	525
7	BANK 2017 - BNK5	3.390%	6/15/60	600	584
7	BANK 2017 - BNK6	3.254%	7/15/60	970	940
7	BANK 2017 - BNK6	3.518%	7/15/60	1,020	1,002
7	BANK 2017 - BNK6	3.741%	7/15/60	430	425
7	BANK 2017 - BNK7	3.435%	9/15/60	950	926
7	BANK 2017 - BNK8	3.488%	11/15/50	2,450	2,397
7	BANK 2017 - BNK9	3.538%	11/15/54	6,535	6,422
7	BANK 2018 - BN12	4.255%	5/15/61	720	748
7	BANK 2018 - BNK10	3.641%	2/15/61	950	953
7	BANK 2018 - BNK10	3.688%	2/15/61	2,520	2,504
7,12,13 Bank of America Student Loan Trust
	2010-1A	3.160%	2/25/43	3,102	3,115
12	Bank of Montreal	1.750%	6/15/21	5,835	5,607
	Bank of Nova Scotia	1.850%	4/14/20	3,696	3,626
	Bank of Nova Scotia	1.875%	4/26/21	30,980	30,034
12	Bank of Nova Scotia	1.875%	9/20/21	5,170	4,968
7	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	600	601
7	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	1,410	1,404
7	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	1,320	1,318
7	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	8,160	8,265

7	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,470	1,507
7	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	7,070	6,996
7	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	2,200	2,172
7	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	2,380	2,351
7,13	Brazos Higher Education Authority Inc.
	Series 2005-3	2.535%	6/25/26	1,936	1,923
7,13	Brazos Higher Education Authority Inc.
	Series 2011-1	3.130%	2/25/30	1,335	1,342
7	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	1,430	1,413
7,11	Cabela's Credit Card Master Note Trust
	2016-1	2.923%	6/15/22	3,440	3,458
12	Canadian Imperial Bank of Commerce	2.250%	7/21/20	2,235	2,201
7,12	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	2,110	2,083
7,12	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	1,480	1,448
7,12	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	3,870	3,857
7	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	6,480	6,384
7	Capital One Multi-Asset Execution Trust
	2015-A8	2.050%	8/15/23	11,390	11,177
7	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	17,300	16,946
7,11,12 CARDS II Trust 2017-2A		2.333%	10/17/22	7,350	7,351
7,12	CARDS II Trust 2018-2A	3.047%	4/17/23	21,720	21,508
7	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	1,941	1,933
7	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,690	1,678
7	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,265	1,254
7	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	3,080	3,031
7	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	4,430	4,371
7	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	2,110	2,043
7	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	9,220	9,026
7	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	3,880	3,821
7	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,200	2,150
7	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	8,440	8,405
7	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	11,410	11,304
7	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,800	1,777
7	CCUBS Commercial Mortgage Trust
	2017-C1	3.283%	11/15/50	5,000	4,837
7	CD 2017-CD3 Commercial Mortgage
	Trust	3.631%	2/10/50	1,390	1,382
7	CD 2017-CD4 Commercial Mortgage
	Trust	3.514%	5/10/50	800	789
7	CD 2017-CD5 Commercial Mortgage
	Trust	3.431%	8/15/50	1,065	1,043
7	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	490	480
7	CenterPoint Energy Transition Bond Co.
	IV LLC 2012-1	2.161%	10/15/21	3,928	3,896
7,12	CFCRE Commercial Mortgage Trust
	2011-C2	5.947%	12/15/47	2,054	2,195
7	CFCRE Commercial Mortgage Trust
	2016-C4	3.283%	5/10/58	3,235	3,142
7	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,333	2,322
7,12	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	17,390	17,322

7,12	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	2,674	2,672
7,12	Chrysler Capital Auto Receivables Trust
	2016-AA	1.960%	1/18/22	5,360	5,335
7,12	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	2,193	2,179
7,12	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	1,630	1,597
7	Citibank Credit Card Issuance Trust 2014-
	A1	2.880%	1/23/23	8,576	8,552
7	Citibank Credit Card Issuance Trust 2014-
	A6	2.150%	7/15/21	7,580	7,538
7	Citibank Credit Card Issuance Trust 2018-
	A1	2.490%	1/20/23	7,670	7,575
7,12	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	400	402
7	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	1,364	1,345
7	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	333	339
7	Citigroup Commercial Mortgage Trust
	2014-GC19	3.753%	3/10/47	160	161
7	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	7,828	8,045
7	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	1,223	1,226
7	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	3,705	3,766
7	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	1,380	1,385
7	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	240	239
7	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	1,530	1,510
7	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	3,929	3,937
7	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	4,573	4,621
7	Citigroup Commercial Mortgage Trust
	2015-GC36	3.349%	2/10/49	2,600	2,557
7	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	1,333	1,295
7	Citigroup Commercial Mortgage Trust
	2016-C2	2.575%	8/10/49	3,500	3,237
7	Citigroup Commercial Mortgage Trust
	2016-GC37	3.314%	4/10/49	4,000	3,912
7	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	960	940
7	Citigroup Commercial Mortgage Trust
	2017-P8	3.203%	9/15/50	4,200	4,031
7	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	2,220	2,172
7	CNH Equipment Trust 2016-B	1.970%	11/15/21	3,090	3,039
7	CNH Equipment Trust 2017-B	2.170%	4/17/23	3,730	3,627
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	595	591
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	893	893
7	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,516	1,488

7,12	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	610	604
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,221	1,191
7	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	30	29
7	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	518	506
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,835	1,880
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	842	876
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	655	662
7	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	310	313
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,895	1,952
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,226	3,351
7	COMM 2013-CCRE9 Mortgage Trust	4.380%	7/10/45	1,734	1,807
7,12	COMM 2013-CCRE9 Mortgage Trust	4.404%	7/10/45	2,083	2,137
7,12	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	546	555
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	156
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	834	820
7,12	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	500	488
7	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	4,000	4,084
7	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	853	886
7	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,182	1,213
7	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	295	302
7	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,300	6,333
7	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	3,389	3,448
7	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	870	861
7	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	3,532	3,544
7	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	4,950	4,950
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,375	1,404
7	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	460	453
7	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	2,600	2,569
7	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,450	2,462
7	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	1,580	1,593
7	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,024	3,015
7	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	170	166
12	Commonwealth Bank of Australia	2.000%	6/18/19	2,602	2,583
12	Commonwealth Bank of Australia	2.125%	7/22/20	16,770	16,456
7	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	635	641
7	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.210%	11/15/49	3,400	3,281
7	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	1,520	1,491
7	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	1,170	1,136
7,12	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	38,480	38,438
7,12	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	10,650	10,627
7	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	1,630	1,586
7,12	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	5,272	5,252
7,12	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	3,240	3,203
7,12	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	20,640	20,640
7,12	Dell Equipment Finance Trust 2018-1	3.180%	6/22/23	7,220	7,219
7	Discover Card Execution Note Trust 2012-
	A6	1.670%	1/18/22	13,138	12,993
7	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	9,500	9,328
7,12	DLL Securitization Trust Series 2017-A	2.140%	12/15/21	3,700	3,646
7,12	DLL Securitization Trust Series 2017-A	2.430%	11/17/25	2,190	2,138
7,12	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	22,060	22,092
7,12	DLL Securitization Trust Series 2018-1	3.270%	4/17/26	6,260	6,268

12	DNB Boligkreditt AS	2.500%	3/28/22	20,000	19,494
7,12	Enterprise Fleet Financing LLC Series
	2015-2	2.090%	2/22/21	3,239	3,230
7,12	Enterprise Fleet Financing LLC Series
	2016-1	2.080%	9/20/21	7,640	7,592
7,12	Enterprise Fleet Financing LLC Series
	2016-2	2.040%	2/22/22	1,390	1,371
7,12	Enterprise Fleet Financing LLC Series
	2017-3	2.360%	5/20/23	3,750	3,680
7,12	Enterprise Fleet Financing LLC Series
	2018-1	3.100%	10/20/23	7,980	7,957
7,11,12 Evergreen Credit Card Trust Series 2017-
	1	2.333%	10/15/21	4,655	4,656
6,7	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	6,316	5,984
7	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	12,140	11,842
7,11	First National Master Note Trust 2017-1	2.473%	4/18/22	8,010	8,020
7,11	First National Master Note Trust 2017-2	2.513%	10/16/23	5,780	5,786
7	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	8,580	8,496
7	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	4,340	4,286
7	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	39,510	39,474
7	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	3,620	3,616
7,12	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	4,089	4,071
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	4,455	4,423
7,12	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	9,700	9,576
7,12	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	11,910	11,657
7,12	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	15,232	14,735
7,12	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	36,790	36,018
7,12	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	15,050	14,505
7	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	7,500	7,294
7	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	25,290	25,329
7,12	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	7,330	7,213
7	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	8,230	8,124
7	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	36,140	35,506
7	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	17,260	16,923
7	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	43,730	43,568
7	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	7,100	7,082
7	GM Financial Automobile Leasing Trust
	2017-1	2.260%	8/20/20	5,000	4,964
7	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	3,500	3,457
7	GM Financial Automobile Leasing Trust
	2017-3	1.720%	1/21/20	16,847	16,760
7	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	6,780	6,701
7	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	1,830	1,805
7	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	36,080	35,884
7	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	18,140	18,148
7,12	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	4,240	4,129

7	GM Financial Consumer Automobile
	2018-2	3.020%	12/18/23	4,180	4,162
7,11,12 GMF Floorplan Owner Revolving Trust
	2016-1	2.923%	5/17/21	5,374	5,402
7,11,12 GMF Floorplan Owner Revolving Trust
	2017-1	2.643%	1/18/22	220	221
7,12	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	20,010	19,559
7,12	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	27,570	27,539
7,12	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	24,420	24,016
7,11,12 Golden Credit Card Trust 2017-4A		2.593%	7/15/24	17,930	18,014
7,12	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	19,510	19,286
7,12	GreatAmerica Leasing Receivables
	Funding LLC Series 2016-1	1.990%	4/20/22	3,770	3,739
7,12	GreatAmerica Leasing Receivables
	Funding LLC Series 2017-1	2.360%	1/20/23	5,700	5,619
7,12	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.600%	6/15/21	5,320	5,279
7,12	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	3,460	3,425
7,12	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	243
7	GS Mortgage Securities Trust 2013-
	GCJ12	3.135%	6/10/46	934	924
7	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	4,923	5,050
7	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	1,550	1,533
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	3,370	3,384
7	GS Mortgage Securities Trust 2015-GC32	3.498%	7/10/48	7,000	6,987
7	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	2,380	2,354
7	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	20	19
7,12	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	2,790	2,745
7,12	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	3,693	3,635
7,12	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	1,380	1,369
7,12	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	2,610	2,557
7,12	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	1,969	1,936
7,12,13 Holmes Master Issuer PLC 2018-1		2.708%	10/15/54	16,640	16,636
7	Honda Auto Receivables 2017-2 Owner
	Trust	1.870%	9/15/23	10,000	9,754
7	Honda Auto Receivables 2017-3 Owner
	Trust	1.980%	11/20/23	6,020	5,894
7	Honda Auto Receivables 2017-4 Owner
	Trust	2.050%	11/22/21	14,250	14,056
7	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	2,120	2,083
7	Honda Auto Receivables 2018-2 Owner
	Trust	3.010%	5/18/22	9,630	9,642
7,12	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	12,830	12,339
7,12	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	7,540	7,455
7,12	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	11,580	11,466
7,12	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	2,280	2,251
7,12	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	23,520	23,458
7,12	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	7,440	7,405

7,12	Hyundai Auto Lease Securitization Trust
	2018-B	3.040%	10/15/21	20,870	20,866
7,12	Hyundai Auto Lease Securitization Trust
	2018-B	3.200%	6/15/22	2,670	2,670
7	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	2,910	2,888
7	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	10,250	9,981
7,12	Hyundai Floorplan Master Owner Trust
	Series 2016-1A	1.810%	3/15/21	2,090	2,078
7,13	Illinois Student Assistance Commission
	Series 2010-1	3.410%	4/25/22	269	269
7,12	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	1,952	1,930
7	John Deere Owner Trust 2015-B	1.780%	6/15/22	480	478
7	John Deere Owner Trust 2016-B	1.490%	5/15/23	880	865
7	John Deere Owner Trust 2017-A	2.110%	12/15/23	7,390	7,291
7	John Deere Owner Trust 2017-B	2.110%	7/15/24	7,410	7,259
7,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	2,819	2,914
7,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.585%	8/15/46	833	876
7,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	8,782	9,011
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	360	362
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	902	884
7,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,373	1,360
7,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,516	1,504
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C10	2.875%	12/15/47	2,598	2,554
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,635	2,705
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	452	458
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	160	164
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,120	1,157
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	2,521	2,476
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	20	19
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	400	398
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	680	668
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,310	1,310
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,804	2,840
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.170%	7/15/45	1,309	1,333
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	358	363
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	450	465

7	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	179	181
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	3,697	3,825
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	4,862	4,999
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	402	415
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	170	170
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	970	973
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	3,040	3,029
7	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	6,000	6,000
7	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	820	802
7	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	610	596
7	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	60	62
7,12	Kubota Credit Owner Trust 2017-1A	2.160%	3/15/24	2,940	2,869
7,12,13 Lanark Master Issuer plc 2018-1A		2.749%	12/22/69	4,691	4,676
§,7,12	Lanark Master Issuer plc 2018-2A	0.000%	12/22/69	9,970	9,970
7	LB-UBS Commercial Mortgage Trust
	2008-C1	6.319%	4/15/41	3	3
7,12	Master Credit Card Trust II Series 2017-
	1A	2.260%	7/21/21	20,000	19,781
7,11,12 Master Credit Card Trust II Series 2018-
	1A	2.578%	7/22/24	7,630	7,652
7	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	7,610	7,595
7	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	11,420	11,348
7	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	1,140	1,130
7,12	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	101	101
7,12	MMAF Equipment Finance LLC 2013-AA	1.680%	5/11/20	43	43
7,12	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	895	893
7,12	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	5,240	5,036
7,12	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	6,180	6,045
7,12	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	3,090	2,993
7,12	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	4,470	4,485
7,12	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	2,440	2,454
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	2,328	2,311
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	896	895
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	1,132	1,112
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	4,817	4,956
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	1,160	1,180
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.303%	8/15/46	190	197
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	375	381

7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	130	135
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	75	77
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	358	367
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	179	186
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,960	1,992
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	4,350	4,460
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	2,913	2,965
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	295	300
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	11,000	10,869
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	5,200	5,233
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.372%	10/15/48	2,500	2,452
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	3,993	4,000
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.459%	12/15/49	5,600	5,507
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	792	791
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	1,150	1,129
7,12	Morgan Stanley Capital I Trust 2012-
	STAR	3.201%	8/5/34	2,011	1,988
7	Morgan Stanley Capital I Trust 2015-
	UBS8	3.809%	12/15/48	6,570	6,638
7	Morgan Stanley Capital I Trust 2016-
	UBS9	3.594%	3/15/49	4,290	4,264
7	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	1,210	1,206
7	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	4,200	4,139
7,11,12 Motor PLC 2017 1A		2.621%	9/25/24	16,100	16,117
12	National Australia Bank Ltd.	2.250%	3/16/21	29,900	29,219
12	National Australia Bank Ltd.	2.400%	12/7/21	26,680	25,971
7,11	Navient Student Loan Trust 2014-8	2.531%	4/25/23	3,139	3,143
7,11	Navient Student Loan Trust 2015-3	2.741%	6/26/56	4,800	4,812
7,11,12 Navient Student Loan Trust 2016-2		3.141%	6/25/65	1,450	1,466
7,11,12 Navient Student Loan Trust 2016-3		2.941%	6/25/65	1,880	1,895
7,11,12 Navient Student Loan Trust 2016-6A		2.841%	3/25/66	7,040	7,100
7,11,12 Navient Student Loan Trust 2017-1		2.841%	7/26/66	26,000	26,164
7,11,12 Navient Student Loan Trust 2017-3A		2.691%	7/26/66	4,715	4,751
7,11,12 Navient Student Loan Trust 2017-4A		2.591%	9/27/66	5,910	5,924
7,11,12 Navient Student Loan Trust 2018-1		2.150%	3/25/67	1,767	1,767
7,11,12 Navient Student Loan Trust 2018-1		2.441%	3/25/67	2,610	2,610
7,11,12 Navient Student Loan Trust 2018-1		2.811%	3/25/67	3,220	3,230
7,11,12 Navistar Financial Dealer Note Master
	Trust II 2017-1A	2.871%	6/27/22	7,070	7,100
7,12	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	2,950	2,946
7	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	17,740	17,591

7	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	4,910	4,857
7	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	8,660	8,577
7	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	2,420	2,387
7	Nissan Auto Receivables 2015-B Owner
	Trust	1.790%	1/17/22	775	767
7	Nissan Auto Receivables 2015-C Owner
	Trust	1.670%	2/15/22	15,000	14,792
7	Nissan Auto Receivables 2016-A Owner
	Trust	1.590%	7/15/22	9,120	8,950
7	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	20,760	20,484
7	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	11,700	11,450
7,11	Nissan Master Owner Trust Receivables
	Series 2017-C	2.393%	10/17/22	24,270	24,289
7,12	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	840	821

§,7,12,1 Permanent Master Issuer PLC 2018-1A
3		2.747%	7/15/58	8,560	8,560
7,11,12 PHEAA Student Loan Trust 2016-2A		3.041%	11/25/65	5,249	5,316
7	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	6,800	6,809
7	Public Service New Hampshire Funding
	LLC 2018-1	3.506%	8/1/28	2,330	2,347
7	Public Service New Hampshire Funding
	LLC 2018-1	3.814%	2/1/35	2,210	2,227
	Royal Bank of Canada	2.200%	9/23/19	3,072	3,049
	Royal Bank of Canada	2.100%	10/14/20	5,050	4,941
7	Royal Bank of Canada	1.875%	2/5/21	4,800	4,722
	Royal Bank of Canada	2.300%	3/22/21	5,583	5,462
7,12	Santander Retail Auto Lease Trust 2017-
	A	2.370%	1/20/22	2,310	2,279
7,12	Santander Retail Auto Lease Trust 2018-
	A	2.930%	5/20/21	16,590	16,569
7,12	Santander Retail Auto Lease Trust 2018-
	A	3.060%	4/20/22	5,810	5,792
7,12	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	2,931	2,917
7,12	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	3,800	3,733
7,12	Securitized Term Auto Receivables Trust
	2017-1A	1.890%	8/25/20	13,680	13,610
7,12	Securitized Term Auto Receivables Trust
	2017-1A	2.209%	6/25/21	4,120	4,051
7,12	Securitized Term Auto Receivables Trust
	2017-2A	2.040%	4/26/21	10,370	10,180
7,12	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	3,480	3,376
7,12	Securitized Term Auto Receivables Trust
	2018-1A	3.068%	1/25/22	8,190	8,146
7,12	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	2,920	2,903
7,13	SLM Student Loan Trust 2005-5	2.460%	4/25/25	584	584
7	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	810	787
7	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	2,955	2,925
7	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	6,363	6,270

7	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	5,840	5,691
7	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	16,370	16,121
7	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	9,910	9,634
7	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	1,792	1,789
7	Toyota Auto Receivables 2016-B Owner
	Trust	1.520%	8/16/21	2,470	2,431
7	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	880	859
7	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	7,970	7,892
7	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	530	523
7	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	3,840	3,852
7	UBS Commercial Mortgage Trust 2012-
	C1	4.171%	5/10/45	244	249
7	UBS Commercial Mortgage Trust 2017-
	C7	3.679%	12/15/50	1,150	1,139
7,12	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	3,940	3,907
7	UBS-Barclays Commercial Mortgage
	Trust 2012-C4	2.850%	12/10/45	1,340	1,311
7	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.244%	4/10/46	200	198
7	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.469%	4/10/46	120	119
7	USAA Auto Owner Trust 2017-1	1.880%	9/15/22	7,810	7,664
7,12	Verizon Owner Trust 2016-2A	1.680%	5/20/21	6,660	6,587
7,12	Verizon Owner Trust 2017-1A	2.060%	9/20/21	11,000	10,881
7,12	Verizon Owner Trust 2017-2A	1.920%	12/20/21	28,510	28,112
7,12	Verizon Owner Trust 2017-3	2.060%	4/20/22	9,340	9,182
7,12	Verizon Owner Trust 2018-1	2.820%	9/20/22	32,380	32,245
7,12	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,529	2,480
7	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	11,640	11,628
7	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	5,320	5,312
7,12	Volvo Financial Equipment LLC Series
	2016-1A	1.890%	9/15/20	1,280	1,267
7,12	Volvo Financial Equipment LLC Series
	2017-1A	2.210%	11/15/21	2,310	2,275
7,11,12 Volvo Financial Equipment Master Owner
	Trust 2017-A	2.573%	11/15/22	3,050	3,056
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	857	844
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	517	515
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	416	424
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	296	307
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	1,405	1,368

7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	3,000	3,002
7	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	1,870	1,874
7	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	2,572	2,606
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	3,080	3,109
7	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	420	415
7	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	320	322
7	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	1,175	1,146
7	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	2,100	2,045
7	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	2,790	2,748
7	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	1,540	1,503
7	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	6,535	6,427
7	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	360	356
7	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	1,270	1,294
7,11	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2015-2	2.734%	1/20/22	12,080	12,140
12	Westpac Banking Corp.	2.000%	3/3/20	2,550	2,508
12	Westpac Banking Corp.	2.250%	11/9/20	3,460	3,390
12	Westpac Banking Corp.	2.100%	2/25/21	880	858
7,12	WFRBS Commercial Mortgage Trust
	2011-C3	4.375%	3/15/44	1,221	1,254
7	WFRBS Commercial Mortgage Trust
	2012-C7	3.431%	6/15/45	1,072	1,076
7	WFRBS Commercial Mortgage Trust
	2012-C7	4.090%	6/15/45	610	611
7	WFRBS Commercial Mortgage Trust
	2012-C8	3.001%	8/15/45	208	206
7	WFRBS Commercial Mortgage Trust
	2012-C9	2.870%	11/15/45	2,415	2,371
7	WFRBS Commercial Mortgage Trust
	2012-C9	3.388%	11/15/45	566	560
7	WFRBS Commercial Mortgage Trust
	2013-C15	3.720%	8/15/46	476	482
7	WFRBS Commercial Mortgage Trust
	2013-C15	4.153%	8/15/46	225	233
7	WFRBS Commercial Mortgage Trust
	2013-C17	3.558%	12/15/46	161	162
7	WFRBS Commercial Mortgage Trust
	2013-C18	3.676%	12/15/46	595	603
7	WFRBS Commercial Mortgage Trust
	2013-C18	4.162%	12/15/46	1,488	1,540
7	WFRBS Commercial Mortgage Trust
	2014-C19	3.829%	3/15/47	2,350	2,383
7	WFRBS Commercial Mortgage Trust
	2014-C19	4.101%	3/15/47	1,031	1,064

7	WFRBS Commercial Mortgage Trust
	2014-C23	3.650%	10/15/57	5,500	5,516
7	WFRBS Commercial Mortgage Trust
	2014-C23	3.917%	10/15/57	815	831
7	WFRBS Commercial Mortgage Trust
	2014-C24	3.607%	11/15/47	2,810	2,813
7	WFRBS Commercial Mortgage Trust
	2014-LC14	3.766%	3/15/47	2,560	2,592
7	WFRBS Commercial Mortgage Trust
	2014-LC14	4.045%	3/15/47	2,302	2,368
7,12	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	665	658
7	World Financial Network Credit Card
	Master Note Trust Series 2015-B	2.550%	6/17/24	1,330	1,314
7	World Omni Auto Receivables Trust 2014-
	B	1.680%	12/15/20	3,360	3,351
7	World Omni Auto Receivables Trust 2015-
	B	1.840%	1/17/22	15,000	14,855
7	World Omni Auto Receivables Trust 2016-
	A	1.770%	9/15/21	1,186	1,178
7	World Omni Auto Receivables Trust 2016-
	B	1.300%	2/15/22	7,410	7,312
7	World Omni Auto Receivables Trust 2018-
	A	2.730%	2/15/24	3,260	3,228
7	World Omni Automobile Lease
	Securitization Trust 2017-A	2.320%	8/15/22	4,670	4,621
7	World Omni Automobile Lease
	Securitization Trust 2018-A	2.830%	7/15/21	20,860	20,735
7	World Omni Automobile Lease
	Securitization Trust 2018-A	2.940%	5/15/23	6,260	6,243
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,417,482)					2,388,014
Corporate Bonds (21.9%)
Finance (12.9%)
	Banking (10.6%)
	American Express Co.	3.000%	10/30/24	16,730	15,993
	American Express Credit Corp.	2.250%	8/15/19	1,800	1,788
12	ASB Bank Ltd.	3.750%	6/14/23	9,765	9,716
	Australia & New Zealand Banking Group
	Ltd.	2.000%	11/16/18	3,640	3,630
	Banco Santander SA	4.379%	4/12/28	2,370	2,261
7	Bank of America Corp.	2.369%	7/21/21	2,775	2,720
7	Bank of America Corp.	2.328%	10/1/21	8,540	8,355
	Bank of America Corp.	3.004%	12/20/23	23,394	22,659
7	Bank of America Corp.	3.550%	3/5/24	149,645	147,791
7	Bank of America Corp.	3.366%	1/23/26	32,700	31,337
7	Bank of America Corp.	3.824%	1/20/28	25,884	25,233
7	Bank of America Corp.	3.593%	7/21/28	2,265	2,150
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,052
	Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,564
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,890	1,862
	Bank of New York Mellon Corp.	3.000%	2/24/25	600	577
	Bank of Nova Scotia	2.150%	7/14/20	860	844
12	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	7,440	7,350
12	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,020	12,673
12	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	34,375	33,203
	BNP Paribas SA	2.700%	8/20/18	3,590	3,591
12	BNP Paribas SA	3.375%	1/9/25	24,075	22,743
	BPCE SA	2.500%	12/10/18	7,485	7,482

	BPCE SA	2.500%	7/15/19	2,225	2,215
	Commonwealth Bank of Australia	2.500%	9/20/18	9,260	9,258
	Commonwealth Bank of Australia	2.250%	3/13/19	2,000	1,994
	Commonwealth Bank of Australia	2.300%	9/6/19	6,329	6,284
	Commonwealth Bank of Australia	2.300%	3/12/20	1,500	1,482
12	Commonwealth Bank of Australia	5.000%	3/19/20	2,970	3,061
	Commonwealth Bank of Australia	2.400%	11/2/20	2,840	2,787
12	Commonwealth Bank of Australia	2.000%	9/6/21	3,920	3,746
12	Commonwealth Bank of Australia	2.750%	3/10/22	10,060	9,793
12	Commonwealth Bank of Australia	3.450%	3/16/23	1,930	1,910
12	Commonwealth Bank of Australia	3.150%	9/19/27	11,000	10,264
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,380	2,375
	Cooperatieve Rabobank UA	2.250%	1/14/20	3,610	3,565
	Cooperatieve Rabobank UA	2.750%	1/10/23	15,160	14,588
	Credit Suisse AG	2.300%	5/28/19	5,990	5,959
	Credit Suisse AG	3.000%	10/29/21	3,000	2,956
12	Danske Bank A/S	2.750%	9/17/20	1,105	1,091
	Fifth Third Bank	2.300%	3/15/19	1,360	1,355
	Fifth Third Bank	1.625%	9/27/19	5,820	5,727
	Fifth Third Bank	2.250%	6/14/21	5,364	5,225
	First Republic Bank	2.500%	6/6/22	18,680	17,963
	Goldman Sachs Group Inc.	2.625%	1/31/19	8,910	8,906
	Goldman Sachs Group Inc.	2.550%	10/23/19	11,885	11,804
	Goldman Sachs Group Inc.	2.300%	12/13/19	21,690	21,457
	Goldman Sachs Group Inc.	2.600%	12/27/20	8,825	8,668
	Goldman Sachs Group Inc.	5.750%	1/24/22	11,320	12,108
	Goldman Sachs Group Inc.	3.000%	4/26/22	14,575	14,249
7	Goldman Sachs Group Inc.	2.876%	10/31/22	12,995	12,685
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	293
7	Goldman Sachs Group Inc.	2.908%	6/5/23	23,080	22,241
7	Goldman Sachs Group Inc.	2.905%	7/24/23	9,710	9,359
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,880	1,863
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,695	2,623
7	Goldman Sachs Group Inc.	3.272%	9/29/25	20,859	19,799
7	Goldman Sachs Group Inc.	3.691%	6/5/28	12,885	12,211
7	Goldman Sachs Group Inc.	3.814%	4/23/29	15,255	14,457
7	Goldman Sachs Group Inc.	4.223%	5/1/29	4,915	4,840
	HSBC Bank USA NA	4.875%	8/24/20	3,896	4,012
	HSBC Holdings plc	5.100%	4/5/21	780	813
	HSBC Holdings plc	2.650%	1/5/22	6,285	6,071
	HSBC Holdings plc	4.875%	1/14/22	2,030	2,118
7	HSBC Holdings plc	3.262%	3/13/23	28,265	27,671
	HSBC Holdings plc	3.600%	5/25/23	3,580	3,546
7	HSBC Holdings plc	3.033%	11/22/23	13,325	12,856
7	HSBC Holdings plc	3.950%	5/18/24	10,530	10,491
	HSBC Holdings plc	4.375%	11/23/26	985	965
7	HSBC Holdings plc	4.041%	3/13/28	49,211	47,644
7	HSBC Holdings plc	4.583%	6/19/29	47,050	47,524
	HSBC USA Inc.	2.750%	8/7/20	3,325	3,299
	Huntington National Bank	2.200%	11/6/18	1,812	1,810
	Huntington National Bank	2.375%	3/10/20	7,705	7,601
	Huntington National Bank	2.500%	8/7/22	4,185	4,054
12	ING Bank NV	2.500%	10/1/19	2,670	2,654
	JPMorgan Chase & Co.	2.250%	1/23/20	17,512	17,281
	JPMorgan Chase & Co.	4.950%	3/25/20	3,995	4,106
	JPMorgan Chase & Co.	2.750%	6/23/20	4,475	4,434
	JPMorgan Chase & Co.	2.550%	10/29/20	20,110	19,811

	JPMorgan Chase & Co.	2.550%	3/1/21	10,159	9,939
	JPMorgan Chase & Co.	4.500%	1/24/22	5,296	5,478
	JPMorgan Chase & Co.	3.250%	9/23/22	3,140	3,105
	JPMorgan Chase & Co.	2.972%	1/15/23	25,393	24,732
	JPMorgan Chase & Co.	3.200%	1/25/23	1,955	1,919
7	JPMorgan Chase & Co.	2.776%	4/25/23	5,370	5,211
	JPMorgan Chase & Co.	2.700%	5/18/23	5,337	5,111
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,026
7	JPMorgan Chase & Co.	3.559%	4/23/24	18,970	18,774
	JPMorgan Chase & Co.	3.625%	5/13/24	6,350	6,306
	JPMorgan Chase & Co.	3.125%	1/23/25	7,986	7,637
7	JPMorgan Chase & Co.	3.220%	3/1/25	29,680	28,623
	JPMorgan Chase & Co.	3.900%	7/15/25	8,000	7,977
	JPMorgan Chase & Co.	3.300%	4/1/26	3,659	3,493
	JPMorgan Chase & Co.	3.200%	6/15/26	6,705	6,340
7	JPMorgan Chase & Co.	3.782%	2/1/28	16,790	16,363
7	JPMorgan Chase & Co.	3.540%	5/1/28	11,745	11,239
7	JPMorgan Chase & Co.	4.005%	4/23/29	15,880	15,675
	KeyBank NA	2.350%	3/8/19	881	879
	KeyBank NA	2.500%	11/22/21	1,860	1,812
	Lloyds Banking Group plc	3.000%	1/11/22	1,000	972
	Lloyds Banking Group plc	4.450%	5/8/25	13,840	13,926
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	6,062	6,048
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	3,330	3,214
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	22,218	21,934
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,270	1,219
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	2,975	2,915
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	15,770	15,216
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	825	780
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	8,175	8,154
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	5,590	5,480
12	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	11,120	10,997
	Morgan Stanley	2.375%	7/23/19	25,904	25,741
	Morgan Stanley	5.625%	9/23/19	2,868	2,955
	Morgan Stanley	5.750%	1/25/21	6,800	7,189
	Morgan Stanley	2.625%	11/17/21	37,724	36,676
	Morgan Stanley	2.750%	5/19/22	7,400	7,167
	Morgan Stanley	3.125%	1/23/23	15,495	15,114
	Morgan Stanley	3.875%	4/29/24	4,030	4,028
13	Morgan Stanley	3.583%	5/8/24	6,885	6,954
	Morgan Stanley	3.700%	10/23/24	6,138	6,061
	Morgan Stanley	4.000%	7/23/25	1,355	1,346
	Morgan Stanley	3.875%	1/27/26	1,110	1,093
	Morgan Stanley	3.625%	1/20/27	8,090	7,789
7	Morgan Stanley	3.591%	7/22/28	17,630	16,667
	MUFG Americas Holdings Corp.	3.500%	6/18/22	6,290	6,259
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,800	1,724
12	MUFG Bank Ltd.	2.300%	3/5/20	580	571
12	MUFG Bank Ltd.	2.750%	9/14/20	7,652	7,528
12	MUFG Bank Ltd.	2.850%	9/8/21	2,610	2,573
	MUFG Union Bank NA	2.625%	9/26/18	1,460	1,460
	National Australia Bank Ltd.	2.300%	7/25/18	3,140	3,139
12	Nordea Bank AB	2.500%	9/17/20	1,865	1,834
	PNC Bank NA	2.200%	1/28/19	3,300	3,291
	PNC Bank NA	2.600%	7/21/20	5,115	5,052
	PNC Bank NA	2.150%	4/29/21	2,078	2,013
	PNC Bank NA	2.550%	12/9/21	4,695	4,576

	PNC Bank NA	2.625%	2/17/22	3,980	3,875
	PNC Bank NA	2.950%	2/23/25	4,610	4,419
	PNC Bank NA	3.250%	6/1/25	27	26
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,200	1,164
	PNC Funding Corp.	5.125%	2/8/20	2,550	2,630
	Royal Bank of Canada	1.500%	7/29/19	3,447	3,402
	Santander UK plc	3.050%	8/23/18	3,410	3,412
	Santander UK plc	2.350%	9/10/19	4,510	4,478
	Santander UK plc	3.400%	6/1/21	47,100	47,028
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	7,665	7,562
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	7,855	7,599
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,285	6,049
	Svenska Handelsbanken AB	2.500%	1/25/19	1,345	1,343
12	Swedbank AB	2.375%	2/27/19	3,770	3,762
12	Swedbank AB	2.800%	3/14/22	7,485	7,324
	UBS AG	2.350%	3/26/20	700	692
12	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,270	5,189
12	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	22,609	21,759
12	UBS Group Funding Switzerland AG	3.491%	5/23/23	2,060	2,013
7,12	UBS Group Funding Switzerland AG	2.859%	8/15/23	24,450	23,425
	US Bancorp	2.350%	1/29/21	675	662
	US Bancorp	3.700%	1/30/24	1,515	1,528
	Wells Fargo & Co.	2.600%	7/22/20	3,940	3,889
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,224
	Wells Fargo & Co.	2.625%	7/22/22	17,875	17,161
	Wells Fargo & Co.	3.450%	2/13/23	7,460	7,293
	Wells Fargo & Co.	3.300%	9/9/24	8,943	8,600
	Wells Fargo & Co.	3.000%	2/19/25	6,300	5,937
	Westpac Banking Corp.	2.250%	7/30/18	5,575	5,573
	Westpac Banking Corp.	4.875%	11/19/19	7,190	7,372
	Westpac Banking Corp.	2.100%	5/13/21	4,195	4,051
	Westpac Banking Corp.	2.000%	8/19/21	7,665	7,337
	Westpac Banking Corp.	2.750%	1/11/23	19,880	18,954
	Westpac Banking Corp.	3.350%	3/8/27	17,765	16,967

	Brokerage (0.2%)
	Charles Schwab Corp.	3.850%	5/21/25	9,980	10,060
	Invesco Finance plc	3.125%	11/30/22	4,490	4,434
	Invesco Finance plc	4.000%	1/30/24	4,000	4,020
	Invesco Finance plc	3.750%	1/15/26	3,060	3,009
	TD Ameritrade Holding Corp.	2.950%	4/1/22	60	59
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,220	3,185

	Finance Companies (0.5%)
	GE Capital International Funding Co.
	Unlimited Co.	2.342%	11/15/20	27,229	26,619
	GE Capital International Funding Co.
	Unlimited Co.	3.373%	11/15/25	56,112	53,654

	Insurance (1.3%)
	Aetna Inc.	2.750%	11/15/22	1,700	1,636
	Aetna Inc.	2.800%	6/15/23	2,050	1,945
12	AIA Group Ltd.	3.200%	3/11/25	15,935	15,320
12	AIG Global Funding	2.700%	12/15/21	2,340	2,284
	Berkshire Hathaway Inc.	2.750%	3/15/23	19,250	18,790
	Berkshire Hathaway Inc.	3.125%	3/15/26	4,867	4,679
	Chubb INA Holdings Inc.	2.700%	3/13/23	2,810	2,718

	Chubb INA Holdings Inc.	3.350%	5/15/24	3,860	3,798
	Chubb INA Holdings Inc.	3.150%	3/15/25	984	949
	Chubb INA Holdings Inc.	3.350%	5/3/26	6,305	6,107
	Manulife Financial Corp.	4.900%	9/17/20	6,695	6,906
	Manulife Financial Corp.	4.150%	3/4/26	2,529	2,525
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,820	5,007
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	10,400	10,153
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	1,995	1,966
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	8,620	8,415
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,982	3,938
12	MassMutual Global Funding II	2.750%	6/22/24	14,015	13,281
12	Metropolitan Life Global Funding I	3.000%	1/10/23	9,594	9,367
12	Metropolitan Life Global Funding I	3.450%	12/18/26	8,725	8,428
12	Metropolitan Life Global Funding I	3.000%	9/19/27	17,995	16,822
12	New York Life Global Funding	2.900%	1/17/24	4,120	3,984
12	New York Life Global Funding	3.000%	1/10/28	23,225	21,741
	PartnerRe Finance B LLC	5.500%	6/1/20	1,740	1,803
12	Pricoa Global Funding I	2.550%	11/24/20	2,130	2,095
12	Pricoa Global Funding I	2.450%	9/21/22	3,940	3,777
12	Reliance Standard Life Global Funding II	3.050%	1/20/21	1,270	1,255
12	Swiss Re Treasury US Corp.	2.875%	12/6/22	6,555	6,325
	UnitedHealth Group Inc.	1.900%	7/16/18	1,020	1,020
	UnitedHealth Group Inc.	2.875%	3/15/23	2,700	2,630
	UnitedHealth Group Inc.	3.750%	7/15/25	5,275	5,273
	UnitedHealth Group Inc.	3.450%	1/15/27	7,500	7,276

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities Inc.	3.350%	5/15/27	2,710	2,594
	AvalonBay Communities Inc.	3.200%	1/15/28	2,060	1,956
	Camden Property Trust	4.875%	6/15/23	435	459
	Camden Property Trust	4.250%	1/15/24	1,488	1,520
	Camden Property Trust	3.500%	9/15/24	435	424
	Federal Realty Investment Trust	3.000%	8/1/22	2,300	2,261
	Federal Realty Investment Trust	2.750%	6/1/23	4,490	4,301
	Federal Realty Investment Trust	3.250%	7/15/27	6,000	5,598
12	Scentre Group Trust 1 / Scentre Group
	Trust 2	3.750%	3/23/27	6,205	5,965
	Simon Property Group LP	4.375%	3/1/21	4,400	4,532
	Simon Property Group LP	3.500%	9/1/25	891	870
	Simon Property Group LP	3.375%	12/1/27	10,865	10,323
					1,956,545
Industrial (8.0%)
	Basic Industry (0.5%)
12	Air Liquide Finance SA	1.750%	9/27/21	16,586	15,773
12	Air Liquide Finance SA	2.250%	9/27/23	9,610	8,975
	Airgas Inc.	2.900%	11/15/22	2,575	2,508
12	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.400%	12/1/26	9,545	9,348
12	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.700%	6/1/28	20,075	19,834
	EI du Pont de Nemours & Co.	2.200%	5/1/20	21,380	21,091

	Capital Goods (1.2%)
	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,000	5,929
	Caterpillar Financial Services Corp.	2.400%	6/6/22	13,610	13,190
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,365	5,446
	Caterpillar Inc.	3.900%	5/27/21	1,613	1,649

	Caterpillar Inc.	2.600%	6/26/22	1,605	1,566
	Deere & Co.	2.600%	6/8/22	5,220	5,097
	General Dynamics Corp.	3.500%	5/15/25	12,000	11,980
	General Dynamics Corp.	2.625%	11/15/27	12,535	11,545
	General Dynamics Corp.	3.750%	5/15/28	13,245	13,335
	General Electric Co.	5.500%	1/8/20	4,610	4,773
	General Electric Co.	4.375%	9/16/20	9,225	9,474
	General Electric Co.	4.625%	1/7/21	27,356	28,213
	General Electric Co.	3.150%	9/7/22	24,070	23,687
	Illinois Tool Works Inc.	3.500%	3/1/24	2,650	2,674
	Illinois Tool Works Inc.	2.650%	11/15/26	11,925	11,009
	John Deere Capital Corp.	2.750%	3/15/22	4,645	4,569
	John Deere Capital Corp.	2.650%	6/24/24	10,000	9,500
	Parker-Hannifin Corp.	3.500%	9/15/22	1,885	1,897
	Parker-Hannifin Corp.	3.300%	11/21/24	3,935	3,872
12	Siemens Financieringsmaatschappij NV	2.700%	3/16/22	11,205	10,941

	Communication (0.8%)
	America Movil SAB de CV	5.000%	10/16/19	11,945	12,213
	America Movil SAB de CV	5.000%	3/30/20	7,025	7,202
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	1,530	1,880
	Comcast Corp.	5.150%	3/1/20	4,425	4,570
	Comcast Corp.	1.625%	1/15/22	3,450	3,234
	Comcast Corp.	3.000%	2/1/24	2,300	2,199
	Comcast Corp.	3.600%	3/1/24	8,695	8,553
	Comcast Corp.	3.375%	2/15/25	27,805	26,714
	Comcast Corp.	3.375%	8/15/25	20,279	19,347
	NBCUniversal Media LLC	5.150%	4/30/20	8,090	8,358
	NBCUniversal Media LLC	2.875%	1/15/23	25,090	23,937

	Consumer Cyclical (1.2%)
	American Honda Finance Corp.	2.250%	8/15/19	6,590	6,554
	American Honda Finance Corp.	2.450%	9/24/20	2,225	2,195
12	BMW US Capital LLC	3.450%	4/12/23	20,500	20,296
12	BMW US Capital LLC	3.750%	4/12/28	10,250	10,012
	Costco Wholesale Corp.	2.750%	5/18/24	3,180	3,070
	Costco Wholesale Corp.	3.000%	5/18/27	3,945	3,765
	Cummins Inc.	3.650%	10/1/23	1,350	1,363
12	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	7,090	7,069
12	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,475	1,463
12	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	1,089	1,068
12	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	4,600	4,520
12	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	9,200	9,005
	Harley-Davidson Inc.	3.500%	7/28/25	7,465	7,265
	Lowe's Companies, Inc.	4.625%	4/15/20	2,070	2,117
	Lowe's Companies, Inc.	3.120%	4/15/22	4,440	4,428
	Lowe's Companies, Inc.	3.375%	9/15/25	775	759
	Lowe's Companies, Inc.	2.500%	4/15/26	21,770	19,855
	Lowe's Companies, Inc.	3.100%	5/3/27	3,995	3,782
12	Nissan Motor Acceptance Corp.	2.550%	3/8/21	5,415	5,295
12	Nissan Motor Acceptance Corp.	2.600%	9/28/22	2,595	2,486
	TJX Cos. Inc.	2.750%	6/15/21	1,650	1,635
	TJX Cos. Inc.	2.500%	5/15/23	900	871
	TJX Cos. Inc.	2.250%	9/15/26	21,860	19,468
	Visa Inc.	2.200%	12/14/20	4,465	4,390
	Visa Inc.	2.800%	12/14/22	7,090	6,955

	Visa Inc.	3.150%	12/14/25	21,965	21,220
	Walmart Inc.	2.350%	12/15/22	4,165	4,020
	Walmart Inc.	2.650%	12/15/24	5,000	4,784

	Consumer Noncyclical (1.1%)
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	5,080	4,894
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	4,325	4,288
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	28,160	27,563
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	1,155	1,155
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,350	1,352
	Covidien International Finance SA	4.200%	6/15/20	4,126	4,208
	Gilead Sciences Inc.	4.500%	4/1/21	3,000	3,094
	Gilead Sciences Inc.	3.700%	4/1/24	27,530	27,582
	Gilead Sciences Inc.	3.500%	2/1/25	25,835	25,437
	Gilead Sciences Inc.	3.650%	3/1/26	6,700	6,613
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,105	1,115
	Kaiser Foundation Hospitals	3.150%	5/1/27	965	926
	Kimberly-Clark Corp.	3.625%	8/1/20	630	637
	Medtronic Inc.	3.150%	3/15/22	8,355	8,293
	Medtronic Inc.	3.625%	3/15/24	2,325	2,337
	Medtronic Inc.	3.500%	3/15/25	28,275	27,963
	Providence St. Joseph Health Obligated
	Group	2.746%	10/1/26	300	280
12	Roche Holdings Inc.	3.350%	9/30/24	7,565	7,513
	SSM Health Care Corp.	3.688%	6/1/23	12,595	12,643

	Energy (1.7%)
	Baker Hughes a GE Co. LLC / Baker
	Hughes Co-Obligor Inc.	3.337%	12/15/27	34,540	32,141
	BP Capital Markets plc	2.241%	9/26/18	3,780	3,779
	BP Capital Markets plc	4.750%	3/10/19	7,640	7,748
	BP Capital Markets plc	4.500%	10/1/20	4,040	4,166
	BP Capital Markets plc	3.561%	11/1/21	2,047	2,067
	BP Capital Markets plc	3.245%	5/6/22	9,475	9,438
	BP Capital Markets plc	2.500%	11/6/22	3,140	3,022
	BP Capital Markets plc	2.750%	5/10/23	10,190	9,850
	BP Capital Markets plc	3.994%	9/26/23	900	920
	BP Capital Markets plc	3.814%	2/10/24	14,540	14,669
	BP Capital Markets plc	3.224%	4/14/24	7,250	7,101
	BP Capital Markets plc	3.535%	11/4/24	8,120	8,051
	BP Capital Markets plc	3.506%	3/17/25	8,000	7,919
	BP Capital Markets plc	3.119%	5/4/26	18,325	17,504
	BP Capital Markets plc	3.017%	1/16/27	3,900	3,686
	BP Capital Markets plc	3.279%	9/19/27	8,695	8,348
	ConocoPhillips Co.	4.950%	3/15/26	23,735	25,563
	Shell International Finance BV	4.300%	9/22/19	1,575	1,604
	Shell International Finance BV	4.375%	3/25/20	1,840	1,886
	Shell International Finance BV	3.250%	5/11/25	18,950	18,531
	Shell International Finance BV	2.875%	5/10/26	8,500	8,074
	Total Capital International SA	2.875%	2/17/22	4,040	3,994
	Total Capital SA	4.450%	6/24/20	8,450	8,683
	Total Capital SA	4.125%	1/28/21	805	826
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,200	1,152
	TransCanada PipeLines Ltd.	3.750%	10/16/23	640	640
	TransCanada PipeLines Ltd.	4.875%	1/15/26	19,416	20,259
	TransCanada PipeLines Ltd.	4.250%	5/15/28	18,910	19,030

	Technology (1.1%)
	Apple Inc.	2.250%	2/23/21	1,500	1,474
	Apple Inc.	2.500%	2/9/22	1,015	995
	Apple Inc.	3.000%	2/9/24	10,365	10,148
	Apple Inc.	3.450%	5/6/24	5,385	5,387
	Apple Inc.	2.850%	5/11/24	11,460	11,079
	Apple Inc.	2.750%	1/13/25	9,395	8,957
	Apple Inc.	2.500%	2/9/25	5,060	4,754
	Apple Inc.	3.200%	5/13/25	1,360	1,331
	Apple Inc.	3.250%	2/23/26	12,272	11,958
	Apple Inc.	2.450%	8/4/26	3,015	2,762
	Apple Inc.	3.350%	2/9/27	8,158	7,963
	Baidu Inc.	3.250%	8/6/18	7,075	7,077
	Microsoft Corp.	1.850%	2/12/20	1,015	1,002
	Microsoft Corp.	2.375%	2/12/22	445	435
	Microsoft Corp.	2.875%	2/6/24	17,380	17,038
	Microsoft Corp.	2.700%	2/12/25	950	913
	Microsoft Corp.	3.125%	11/3/25	3,285	3,225
	Microsoft Corp.	2.400%	8/8/26	11,175	10,317
	Microsoft Corp.	3.300%	2/6/27	2,910	2,872
	Oracle Corp.	5.000%	7/8/19	1,095	1,120
	Oracle Corp.	2.500%	5/15/22	8,255	8,037
	Oracle Corp.	2.950%	11/15/24	16,155	15,550
	Oracle Corp.	2.950%	5/15/25	4,915	4,685
	QUALCOMM Inc.	2.600%	1/30/23	6,815	6,510
	QUALCOMM Inc.	2.900%	5/20/24	23,780	22,465

	Transportation (0.4%)
7,12	Air Canada 2017-1 Class A Pass Through
	Trust	3.550%	1/15/30	4,985	4,701
7,12	Air Canada 2017-1 Class AA Pass
	Through Trust	3.300%	1/15/30	8,720	8,225
7	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	433	433
7	CSX Transportation Inc.	6.251%	1/15/23	1,164	1,254
7	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	4,423	4,838
7	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	2,958	3,087
7	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	3,160	3,334
7	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	25,326	25,159
7	Spirit Airlines Pass Through Trust 2017-
	1A	3.650%	2/15/30	14,050	13,498
7	United Airlines 2013-1 Class A Pass
	Through Trust	4.300%	2/15/27	1,134	1,147
					1,208,066
Utilities (1.0%)
	Electric (1.0%)
	AEP Transmission Co. LLC	3.100%	12/1/26	1,590	1,518
	Ameren Illinois Co.	2.700%	9/1/22	1,827	1,779
	Baltimore Gas & Electric Co.	2.800%	8/15/22	950	922
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	4,115	4,013
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	14,870	15,019
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,290	7,896
	Commonwealth Edison Co.	3.400%	9/1/21	8,700	8,732

	Commonwealth Edison Co.	2.550%	6/15/26	880	813
	Connecticut Light & Power Co.	5.500%	2/1/19	2,125	2,156
	Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,409
	Duke Energy Florida LLC	3.800%	7/15/28	1,000	1,005
	Entergy Arkansas Inc.	3.700%	6/1/24	1,603	1,616
	Entergy Arkansas Inc.	3.500%	4/1/26	9,180	9,047
	Entergy Louisiana LLC	3.300%	12/1/22	1,300	1,286
	Entergy Louisiana LLC	2.400%	10/1/26	4,920	4,450
	Entergy Louisiana LLC	3.120%	9/1/27	9,085	8,627
	Georgia Power Co.	2.400%	4/1/21	8,665	8,452
	Georgia Power Co.	2.850%	5/15/22	2,735	2,672
	Georgia Power Co.	3.250%	3/30/27	4,950	4,690
	Pacific Gas & Electric Co.	3.850%	11/15/23	3,355	3,244
	Pacific Gas & Electric Co.	3.300%	12/1/27	21,185	19,030
	PacifiCorp	5.500%	1/15/19	2,665	2,703
	Southern California Edison Co.	3.650%	3/1/28	9,795	9,617
	Southwestern Public Service Co.	3.300%	6/15/24	13,616	13,340
	Virginia Electric & Power Co.	2.950%	1/15/22	7,700	7,623
	Virginia Electric & Power Co.	2.750%	3/15/23	2,310	2,235
					143,894
Total Corporate Bonds (Cost $3,392,417)					3,308,505
Sovereign Bonds (9.0%)
	Asian Development Bank	1.750%	1/10/20	8,650	8,542
12	Avi Funding Co. Ltd.	2.850%	9/16/20	9,400	9,247
12	Bank Nederlandse Gemeenten NV	1.500%	2/15/19	20,500	20,371
12	Bank Nederlandse Gemeenten NV	2.500%	2/28/20	28,250	28,120
12	Bank Nederlandse Gemeenten NV	2.125%	12/14/20	11,915	11,711
	Bermuda	4.854%	2/6/24	11,700	11,998
12	Bermuda	4.854%	2/6/24	2,725	2,785
	CDP Financial Inc.	4.400%	11/25/19	12,055	12,329
12	CDP Financial Inc.	4.400%	11/25/19	27,460	28,066
12	CDP Financial Inc.	3.150%	7/24/24	1,269	1,255
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,494	1,474
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	23,064	23,096
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	8,800	8,910
12	CNPC General Capital Ltd.	3.400%	4/16/23	800	787
	Corp. Andina de Fomento	2.000%	5/10/19	1,080	1,067
	Corp. Andina de Fomento	2.200%	7/18/20	5,229	5,130
	Corp. Andina de Fomento	4.375%	6/15/22	7,161	7,419
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	7,682	7,745
12	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,950	2,978
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	4,700	4,569
	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	21,759	22,269
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	32,800	33,486
12	CPPIB Capital Inc.	1.250%	9/20/19	17,700	17,413
	CPPIB Capital Inc.	1.250%	9/20/19	10,000	9,833
12	CPPIB Capital Inc.	2.250%	1/25/22	56,520	55,111
14	Development Bank of Japan Inc.	2.750%	9/16/25	7,580	7,332
12,15	Dexia Credit Local SA	1.875%	9/15/21	13,260	12,774
12	Dexia Credit Local SA	2.375%	9/20/22	15,310	14,849
	Emirate of Abu Dhabi	3.125%	10/11/27	12,800	11,918
	Equinor ASA	3.150%	1/23/22	7,065	7,055
	Equinor ASA	2.450%	1/17/23	1,825	1,754
	Equinor ASA	3.700%	3/1/24	6,300	6,353
	European Investment Bank	1.625%	12/15/20	12,655	12,318
	Export-Import Bank of China	3.625%	7/31/24	10,000	9,853

	Export-Import Bank of Korea	2.250%	1/21/20	5,390	5,313
	Export-Import Bank of Korea	5.125%	6/29/20	14,225	14,717
	Export-Import Bank of Korea	4.000%	1/29/21	2,550	2,581
	Export-Import Bank of Korea	2.500%	5/10/21	4,600	4,472
	Export-Import Bank of Korea	4.375%	9/15/21	11,121	11,381
	Export-Import Bank of Korea	1.875%	10/21/21	8,870	8,402
13	Export-Import Bank of Korea	3.235%	1/25/22	9,225	9,271
	Export-Import Bank of Korea	3.000%	11/1/22	1,800	1,750
12	Harvest Operations Corp.	4.200%	6/1/23	7,380	7,454
	Hydro-Quebec	8.050%	7/7/24	470	581
12	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	8,000	7,920
	Industrial & Commercial Bank of China
	Ltd.	3.231%	11/13/19	1,000	998
14	Japan Bank for International Cooperation	1.750%	11/13/18	2,725	2,718
14	Japan Bank for International Cooperation	1.750%	11/13/18	9,170	9,143
14	Japan Bank for International Cooperation	2.125%	2/7/19	2,725	2,718
14	Japan Bank for International Cooperation	2.250%	2/24/20	29,500	29,206
14	Japan Bank for International Cooperation	2.125%	7/21/20	10,085	9,922
14	Japan Bank for International Cooperation	2.125%	11/16/20	24,700	24,201
	Kingdom of Saudi Arabia	2.375%	10/26/21	5,800	5,567
	Kingdom of Saudi Arabia	2.875%	3/4/23	4,620	4,439
13	Korea Development Bank	3.001%	9/19/20	8,000	8,009
	Korea Development Bank	2.500%	1/13/21	4,750	4,630
	Korea Development Bank	4.625%	11/16/21	605	625
	Korea Development Bank	3.000%	9/14/22	4,600	4,494
	Korea Development Bank	3.375%	3/12/23	27,675	27,287
	Korea East-West Power Co. Ltd.	2.625%	11/27/18	4,755	4,746
12	Korea Gas Corp.	2.875%	7/29/18	3,650	3,649
	KSA Sukuk Ltd.	2.894%	4/20/22	27,598	26,816
12	Nederlandse Waterschapsbank NV	1.875%	3/13/19	1,800	1,793
12	Nederlandse Waterschapsbank NV	1.250%	9/9/19	32,000	31,476
	North American Development Bank	2.300%	10/10/18	3,750	3,747
12	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	7,000	6,904
12	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,600	6,532
12	Ontario Teachers' Finance Trust	2.750%	4/16/21	41,512	41,226
12	Petronas Capital Ltd.	5.250%	8/12/19	24,255	24,801
	Petronas Capital Ltd.	5.250%	8/12/19	3,991	4,082
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	56,115	55,456
	Province of Alberta	1.900%	12/6/19	15,000	14,797
12	Province of Alberta	1.750%	8/26/20	1,500	1,464
	Province of Manitoba	2.100%	9/6/22	1,900	1,827
	Province of Ontario	3.000%	7/16/18	11,926	11,927
	Province of Ontario	1.625%	1/18/19	42,130	41,939
	Province of Ontario	4.000%	10/7/19	5,475	5,557
	Province of Ontario	4.400%	4/14/20	22,335	22,953
	Province of Ontario	2.550%	2/12/21	21,679	21,463
11	Province of Quebec	2.460%	9/21/20	18,400	18,448
	Province of Quebec	2.750%	8/25/21	9,225	9,155
	Province of Quebec	2.375%	1/31/22	15,700	15,351
	Province of Quebec	7.500%	7/15/23	1,900	2,259
	Province of Quebec	7.125%	2/9/24	2,580	3,063
	Province of Quebec	2.750%	4/12/27	5,290	5,083
7,12	Ras Laffan Liquefied Natural Gas Co. Ltd.
	II	5.298%	9/30/20	326	332
7	Republic of Chile	3.240%	2/6/28	7,578	7,241

	Republic of Korea	7.125%	4/16/19	21,906	22,618
	Republic of Latvia	2.750%	1/12/20	4,855	4,816
	Republic of Lithuania	7.375%	2/11/20	105,955	113,030
	Republic of Lithuania	6.125%	3/9/21	24,085	25,753
	Republic of Lithuania	6.625%	2/1/22	15,300	16,862
	Republic of Poland	6.375%	7/15/19	8,303	8,604
	Republic of Poland	5.125%	4/21/21	10,205	10,715
	Republic of Poland	5.000%	3/23/22	26,142	27,580
	Republic of Slovenia	5.500%	10/26/22	3,125	3,380
	Republic of Slovenia	5.250%	2/18/24	4,007	4,349
	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	4,400	4,500
	Sinopec Group Overseas Development
	2014 Ltd.	4.375%	4/10/24	6,900	7,037
	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	5,615	5,531
12	Sinopec Group Overseas Development
	2017 Ltd.	2.375%	4/12/20	8,310	8,175
12	Slovak Government International Bond	4.375%	5/21/22	2,275	2,366
	State of Israel	4.000%	6/30/22	1,170	1,198
	State of Israel	2.875%	3/16/26	15,265	14,450
	State of Israel	3.250%	1/17/28	2,683	2,581
	State of Kuwait	2.750%	3/20/22	6,563	6,392
	State of Qatar	6.550%	4/9/19	20,295	20,863
	State of Qatar	5.250%	1/20/20	24,000	24,701
	State of Qatar	4.500%	4/23/28	9,000	9,083
12	Temasek Financial I Ltd.	2.375%	1/23/23	1,750	1,673
Total Sovereign Bonds (Cost $1,382,988)					1,368,060
Taxable Municipal Bonds (0.1%)
	California GO	6.200%	3/1/19	3,025	3,101
	California GO	6.200%	10/1/19	170	178
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	2,050	2,056
	Louisiana Local Government
	Environmental Facilities & Community
	Development Authority Revenue 2010-
	EGSL	3.220%	2/1/21	672	672
	Louisiana Local Government
	Environmental Facilities & Community
	Development Authority Revenue 2010-
	ELL	3.450%	2/1/22	817	819
	Regents of the University of California
	Revenue	3.063%	7/1/25	3,430	3,338
Total Taxable Municipal Bonds (Cost $10,308)					10,164
Temporary Cash Investments (3.9%)
Commercial Paper (0.3%)
16	JP Morgan Securities LLC	2.344%	1/28/19	50,390	49,636

				Shares
Money Market Fund (3.6%)
17	Vanguard Market Liquidity Fund	2.122%		5,371,897	537,244
Total Temporary Cash Investments (Cost $586,891)					586,880
Total Investments (104.5%) (Cost $16,119,252)					15,810,747
Other Assets and Liabilities-Net (-4.5%)					(675,164)
Net Assets (100%)					15,135,583

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $624,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
2 Securities with a value of $4,656,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $1,515,000 have been segregated as initial margin for open futures contracts.
4 U.S. government-guaranteed.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2018.
9 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
10 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
11 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
12 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $1,882,785,000, representing 12.4% of net assets.
13 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
14 Guaranteed by the Government of Japan.
15 Guaranteed by multiple countries.
16 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At June 30,
2018, the value of these securities was $49,636,000, representing 0.3% of net assets.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2018	5,519	627,053	(51)
2-Year U.S. Treasury Note	September 2018	1,503	318,378	554
10-Year U.S. Treasury Note	September 2018	360	43,268	(6)
30-Year U.S. Treasury Bond	September 2018	92	13,340	(14)
Ultra Long U.S. Treasury Bond	September 2018	17	2,713	37
				520

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2018	(2,401)	(307,891)	(731)
				(211)

Institutional Intermediate-Term Bond Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid)	Value	(Paid)	(Depreciation)
Reference	Date	Counterparty	($000)	(%)[1]	($000)	($000)	($000)
Entity

Credit Protection Sold/Moody's Rating
America Movil /A3	6/20/23	BARC	6,200	1.000	(154)	111	(43)
People's Republic	6/20/23	GSI	4,600	1.000	83	(75)	7
of China/A1
Republic of
Chile/Aa3	6/20/23	BNPSW	3,420	1.000	56	(77)	(21)
Republic of
Chile/Aa3	6/20/23	BOANA	13,500	1.000	223	(298)	(75)
					208	(339)	(132)

Credit Protection Purchased
EI du Pont de
Nemours & Co.	12/20/20	JPMC	4,015	(1.000)	(77)	49	(28)
State of Qatar	6/20/22	BOANA	4,080	(1.000)	(39)	(40)	(79)
State of Qatar	6/20/22	CITNA	7,920	(1.000)	(76)	(74)	(151)
Wells Fargo & Co.	9/20/20	BOANA	3,740	(1.000)	(59)	34	(24)
					(251)	(31)	(282)
							(414)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC--Barclays Bank plc.

BNPSW--BNP Paribas.

Institutional Intermediate-Term Bond Fund

BOANA--Bank of America, N.A.

CITNA--Citi Bank N.A.

GSI--Goldman Sachs International.

JPMC--JP Morgan Chase Bank.

At June 30, 2018, a counterparty had deposited in a segregated account cash of $410,000 in connection with open swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination	Date[1]	($000)	(%)	(%)	($000)
Date						($000)
9/19/19	9/19/18	15,162	2.000	0.000	(107)	(2)
6/30/20	10/3/18	218,824	2.871	0.000	90	88
9/21/20	9/19/18	9,264	(2.250)	0.000	110	--
9/20/21	9/19/18	28,160	(2.250)	0.000	531	(8)
9/20/21	9/19/18	9,743	(2.920)	0.000	(3)	(3)
9/19/22	9/19/18	66,437	(2.250)	0.000	1,677	(65)
9/19/23	9/19/18	37,418	(2.250)	0.000	1,172	(75)
4/30/25	9/28/18	63,560	(3.034)	0.000	(473)	(473)
9/19/25	9/19/18	74,739	(2.250)	0.000	3,264	(282)
					6,261	(820)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash

Institutional Intermediate-Term Bond Fund

investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2018, counterparties had deposited in segregated accounts cash with a value of $508,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Institutional Intermediate-Term Bond Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,149,124	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,369,484	18,530
Corporate Bonds	—	3,308,505	—
Sovereign Bonds	—	1,368,060	—
Taxable Municipal Bonds	—	10,164	—
Temporary Cash Investments	537,244	49,636	—
Futures Contracts—Assets[1]	18	—	—
Futures Contracts—Liabilities[1]	(176)	—	—
Swap Contracts—Assets	140	7	—
Swap Contracts—Liabilities	(21)	(421)	—
Total	537,205	15,254,559	18,530
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the

Institutional Intermediate-Term Bond Fund

reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified

Institutional Intermediate-Term Bond Fund

executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. At June 30, 2018, the cost of investment securities for tax purposes was $16,119,921,000. Net unrealized depreciation of investment securities for tax purposes was $309,174,000, consisting of unrealized gains of $15,778,000 on securities that had risen in value since their purchase and $324,952,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Short-Term Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (14.3%)
U.S. Government Securities (4.8%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/19	48,350	51,383
	United States Treasury Note/Bond	1.000%	6/30/19	15,000	14,801
1,2	United States Treasury Note/Bond	1.375%	9/30/19	47,000	46,391
	United States Treasury Note/Bond	1.000%	10/15/19	100,000	98,172
	United States Treasury Note/Bond	2.625%	6/15/21	10,370	10,370
	United States Treasury Note/Bond	2.000%	10/31/21	100,000	97,906
	United States Treasury Note/Bond	2.500%	3/31/23	950	940
					319,963
Agency Bonds and Notes (9.5%)
3	AID-Jordan	2.578%	6/30/22	13,750	13,562
4	Federal Home Loan Banks	0.625%	8/7/18	5,720	5,713
4	Federal Home Loan Banks	0.875%	10/1/18	34,500	34,401
4	Federal Home Loan Banks	1.750%	12/14/18	3,000	2,995
4	Federal Home Loan Banks	1.375%	3/18/19	27,150	26,977
4	Federal Home Loan Banks	5.375%	5/15/19	23,000	23,592
4	Federal Home Loan Banks	0.875%	8/5/19	110,200	108,372
5	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	79,990	79,732
5	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	22,300	22,131
5	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	198,900	198,232
5	Federal National Mortgage Assn.	1.375%	1/28/19	17,000	16,916
5	Federal National Mortgage Assn.	0.875%	8/2/19	8,100	7,967
5	Federal National Mortgage Assn.	2.750%	6/22/21	56,300	56,404
5	Federal National Mortgage Assn.	1.875%	9/24/26	13,750	12,566
4	Financing Corp.	0.000%	11/2/18	3,090	3,067
4	Tennessee Valley Authority	2.250%	3/15/20	25,400	25,251
					637,878
Conventional Mortgage-Backed Securities (0.0%)
5,6	Freddie Mac Gold Pool	6.000%	4/1/28	7	8
Total U.S. Government and Agency Obligations (Cost $961,838)					957,849
Asset-Backed/Commercial Mortgage-Backed Securities (41.3%)
6	Ally Auto Receivables Trust 2016-1	1.730%	11/16/20	19,500	19,359
6	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	3,350	3,289
6	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	5,150	5,105
6	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,370	1,346
6	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	16,710	16,407
6	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	41,580	41,689
6,7	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	2,055	2,144
6,7	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	447	455
6,7	Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	4,735	4,659
6,7	Avis Budget Rental Car Funding AESOP LLC
	2017-2A	2.970%	3/20/24	5,490	5,363
6,7	Avis Budget Rental Car Funding AESOP LLC
	2018-1A	3.700%	9/20/24	9,940	9,982
6	BA Credit Card Trust 2017-A2	1.840%	1/17/23	2,070	2,025
6	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	180	181

6	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	344	345
6	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	110	109
6	BANK 2017 - BNK4	3.625%	5/15/50	140	139
6	BANK 2017 - BNK5	3.390%	6/15/60	145	141
6	BANK 2017 - BNK6	3.254%	7/15/60	290	281
6	BANK 2017 - BNK6	3.518%	7/15/60	220	216
6	BANK 2017 - BNK7	3.435%	9/15/60	200	195
6	BANK 2017 - BNK8	3.488%	11/15/50	740	724
6	BANK 2017 - BNK9	3.538%	11/15/54	395	388
6	BANK 2018 - BN12	4.255%	5/15/61	270	281
6	BANK 2018 - BNK10	3.641%	2/15/61	240	241
6	BANK 2018 - BNK10	3.688%	2/15/61	630	626
6,7,8	Bank of America Student Loan Trust 2010-1A	3.160%	2/25/43	2,862	2,873
7	Bank of Montreal	1.750%	6/15/21	15,060	14,472
	Bank of Nova Scotia	1.875%	4/26/21	38,370	37,198
7	Bank of Nova Scotia	1.875%	9/20/21	18,570	17,843
6	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	60	60
6	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	390	388
6	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	10	10
6	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	1,450	1,469
6	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	370	379
6	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	12,000	11,874
6	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	3,740	3,693
6	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	2,010	1,986
6,8	Brazos Higher Education Authority Inc. Series
	2005-3	2.535%	6/25/26	1,975	1,962
6,8	Brazos Higher Education Authority Inc. Series
	2011-1	3.130%	2/25/30	3,025	3,041
6	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	5,500	5,435
6,9	Cabela's Credit Card Master Note Trust 2016-
	1	2.923%	6/15/22	55,030	55,322
6,7	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	1,180	1,165
6,7	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	830	812
6,7	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	4,630	4,614
6	Capital One Multi-Asset Execution Trust 2017-
	A4	1.990%	7/17/23	9,685	9,487
6,7,9	CARDS II Trust 2017-2A	2.333%	10/17/22	5,715	5,716
6,7	CARDS II Trust 2018-2A	3.047%	4/17/23	22,150	21,934
6	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	7,671	7,642
6	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	6,530	6,483
6	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	5,075	5,029
6	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	11,970	11,781
6	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	23,320	23,007
6	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	11,090	10,740
6	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	12,120	11,865
6	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	6,600	6,499
6	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,740	3,656
6	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	7,120	7,091
6	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	9,630	9,541
6	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,520	1,501
6	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	470	467

6	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	210	207
6	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	345	338
6	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	150	147
6	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	7,729	7,666
6,7	CFCRE Commercial Mortgage Trust 2011-C2	5.947%	12/15/47	1,609	1,719
6	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,012	2,002
6,7	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	23,230	23,140
6,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	10,706	10,699
6,7	Chrysler Capital Auto Receivables Trust 2016-
	AA	1.960%	1/18/22	21,280	21,181
6,7	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	10,078	10,014
6,7	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.870%	2/15/22	5,870	5,751
6	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	2,350	2,321
6,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	349	351
6	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	571	562
6	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	177	180
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	2,186	2,247
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	993	995
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,617	1,644
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	576	578
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	205	204
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	471	465
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	2,091	2,095
6	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	2,790	2,820
6	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	1,236	1,201
6	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	315	308
6	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	590	577
6	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	130	135
6	CNH Equipment Trust 2016-B	1.970%	11/15/21	8,340	8,203
6	CNH Equipment Trust 2017-B	2.170%	4/17/23	4,900	4,765
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	221	219
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	700	700
6	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	286	280
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	241	236
6	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	177	174
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	684	701
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	598	622
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	336	340

6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	877	903
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	461	479
6	COMM 2013-CCRE9 Mortgage Trust	4.380%	7/10/45	727	758
6,7	COMM 2013-CCRE9 Mortgage Trust	4.404%	7/10/45	2,461	2,524
6,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	258	262
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	130	135
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	745	734
6,7	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	807	788
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	305	317
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	766	786
6	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	272	278
6	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	90	90
6	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,964	1,998
6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,596	1,601
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,098	1,098
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,232	1,258
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	440	433
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	671	676
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	30	29
7	Commonwealth Bank of Australia	2.000%	6/18/19	21,387	21,227
7	Commonwealth Bank of Australia	2.125%	7/22/20	9,820	9,636
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	852	860
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	970	952
6	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	280	272
6,7	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	40,460	40,416
6,7	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	11,200	11,176
6	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	400	389
6,7	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	8,954	8,920
6,7	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	5,500	5,438
6,7	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	21,760	21,760
6,7	Dell Equipment Finance Trust 2018-1	3.180%	6/22/23	7,610	7,609
6,7	DLL Securitization Trust Series 2017-A	2.140%	12/15/21	2,870	2,828
6,7	DLL Securitization Trust Series 2017-A	2.430%	11/17/25	1,700	1,660
6,7	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	25,440	25,477
6,7	DLL Securitization Trust Series 2018-1	3.270%	4/17/26	7,220	7,229
7	DNB Boligkreditt AS	2.500%	3/28/22	8,970	8,743
6,7	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	12,219	12,186
6,7	Enterprise Fleet Financing LLC Series 2016-2	2.040%	2/22/22	4,580	4,518
6,7	Enterprise Fleet Financing LLC Series 2017-3	2.360%	5/20/23	6,380	6,260
6,7	Enterprise Fleet Financing LLC Series 2018-1	3.100%	10/20/23	6,460	6,441
6,7,9	Evergreen Credit Card Trust Series 2017-1	2.333%	10/15/21	7,920	7,922
5,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	11,793	11,172
6	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	12,650	12,339
6,9	First National Master Note Trust 2017-1	2.473%	4/18/22	14,990	15,008
6,9	First National Master Note Trust 2017-2	2.513%	10/16/23	5,560	5,566
6	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	5,930	5,872
6	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	3,000	2,963
6	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	54,960	54,910
6	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	5,040	5,034
6,7	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	14,450	14,387
6,7	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	1,120	1,112
6	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	16,855	16,735
6,7	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	37,000	36,526
6	Ford Credit Auto Owner Trust 2016-A	1.600%	6/15/21	12,130	11,967
6,7	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	35,255	34,505
6,7	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	25,450	24,620
6,7	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	54,570	53,425

6,7	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	28,190	27,168
6	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	24,110	24,147
6,7	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	6,030	5,934
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-1	2.070%	5/15/22	59,120	58,083
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	27,020	26,493
6	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	35,410	35,279
6	GM Financial Automobile Leasing Trust 2017-
	1	2.260%	8/20/20	9,200	9,133
6	GM Financial Automobile Leasing Trust 2017-
	2	2.180%	6/21/21	5,520	5,452
6	GM Financial Automobile Leasing Trust 2017-
	3	1.720%	1/21/20	21,568	21,457
6	GM Financial Automobile Leasing Trust 2017-
	3	2.010%	11/20/20	10,880	10,753
6	GM Financial Automobile Leasing Trust 2017-
	3	2.120%	9/20/21	3,500	3,451
6	GM Financial Automobile Leasing Trust 2018-
	1	2.610%	1/20/21	21,080	20,966
6	GM Financial Automobile Leasing Trust 2018-
	2	3.060%	6/21/21	26,810	26,822
6,7	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	3,820	3,720
6	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,585	5,561
6,7,9	GMF Floorplan Owner Revolving Trust 2016-1	2.923%	5/17/21	15,112	15,191
6,7	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	26,530	25,932
6,7	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	25,550	25,521
6,7	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	76,660	75,392
6,7,9	Golden Credit Card Trust 2017-4A	2.593%	7/15/24	18,210	18,295
6,7	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	20,370	20,136
6,7,8	Gosforth Funding 2016-1A plc	3.043%	2/15/58	15,467	15,495
6,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	3,400	3,374
6,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	2,210	2,188
6,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	117	122
6	GS Mortgage Securities Trust 2013-GC13	4.184%	7/10/46	805	834
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	701	693
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	2,460	2,523
6	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	390	386
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	590	592
6	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	950	940
6	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	40	38
6,7	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	10,525	10,356
6,7	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	7,858	7,734
6,7	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	2,605	2,584
6,7	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	2,200	2,155
6,7	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	1,284	1,263
6,7,8	Holmes Master Issuer plc 2018-1	2.708%	10/15/54	12,750	12,747
6	Honda Auto Receivables 2017-3 Owner Trust	1.980%	11/20/23	7,720	7,558
6	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	2,630	2,584
6	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	12,980	12,996
6,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	440	423
6,7	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	13,650	13,497

6,7	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	9,830	9,733
6,7	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	1,930	1,905
6,7	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	22,830	22,770
6,7	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	7,230	7,196
6,7	Hyundai Auto Lease Securitization Trust
	2018-B	3.040%	10/15/21	23,600	23,596
6,7	Hyundai Auto Lease Securitization Trust
	2018-B	3.200%	6/15/22	3,020	3,021
6	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	11,030	10,946
6	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	5,940	5,784
6,7	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	8,360	8,314
6,8	Illinois Student Assistance Commission Series
	2010-1	3.410%	4/25/22	414	414
6,7	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	1,333	1,318
6	John Deere Owner Trust 2015-B	1.780%	6/15/22	1,845	1,838
6	John Deere Owner Trust 2016-B	1.490%	5/15/23	1,935	1,903
6	John Deere Owner Trust 2017-A	2.110%	12/15/23	10,750	10,606
6	John Deere Owner Trust 2017-B	2.110%	7/15/24	5,940	5,819
6,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	84	87
6,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	232	236
6,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	5	5
6,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	400	413
6,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.585%	8/15/46	673	708
6,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	3,003	3,081
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	240	236
6,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,283	1,271
6,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	831	825
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	1,353	1,389
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	234	237
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	194	199
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	900	930
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	767	753
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	40	38
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	60	60
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	170	167

6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	1,223	1,239
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.170%	7/15/45	1,425	1,450
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	170	173
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	252	260
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	194	197
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	834	863
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	1,085	1,116
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	544	562
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	100	102
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	190	190
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	853	856
6	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	470	470
6	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	180	176
6	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	130	127
6	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	130	135
6,7	Kubota Credit Owner Trust 2017-1A	2.160%	3/15/24	3,870	3,777
6,7,8	Lanark Master Issuer plc 2018-1A	2.749%	12/22/69	4,230	4,217
6,7,10 Lanark Master Issuer plc 2018-2A		0.000%	12/22/69	14,830	14,830
6	LB-UBS Commercial Mortgage Trust 2008-C1	6.319%	4/15/41	1	1
6,7,9	Master Credit Card Trust II Series 2018-1A	2.578%	7/22/24	8,830	8,855
6	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	6,420	6,408
6	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	9,640	9,579
6	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	960	951
6,7	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	672	671
6,7	MMAF Equipment Finance LLC 2013-AA	1.680%	5/11/20	212	212
6,7	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	7,037	7,017
6,7	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	7,480	7,189
6,7	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	10,320	10,094
6,7	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	5,160	4,998
6,7	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	6,020	6,040
6,7	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,290	3,309
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	399	396
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	387	386
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	201	198
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.219%	7/15/46	1,810	1,863
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	873	888

6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.303%	8/15/46	70	73
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	193	197
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	50	52
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	75	77
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	194	199
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	194	202
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	1,214	1,234
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	1,645	1,687
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	1,385	1,410
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	361	367
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.451%	7/15/50	20	20
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	1,290	1,292
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C32	3.720%	12/15/49	130	130
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2017-C34	3.536%	11/15/52	240	236
6,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	883	873
6	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	5,590	5,648
6	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	1,270	1,262
6	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	140	139
6	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	177	174
6,7,9	Motor plc 2017 1A	2.621%	9/25/24	14,360	14,375
7	National Australia Bank Ltd.	2.250%	3/16/21	37,180	36,333
7	National Australia Bank Ltd.	2.400%	12/7/21	24,010	23,372
6,9	Navient Student Loan Trust 2014-8	2.531%	4/25/23	12,001	12,017
6,9	Navient Student Loan Trust 2015-3	2.741%	6/26/56	16,600	16,642
6,7,9	Navient Student Loan Trust 2016-2	3.141%	6/25/65	5,810	5,873
6,7,9	Navient Student Loan Trust 2016-3	2.941%	6/25/65	5,140	5,181
6,7,9	Navient Student Loan Trust 2016-6A	2.841%	3/25/66	35,210	35,511
6,7,9	Navient Student Loan Trust 2017-1	2.841%	7/26/66	12,020	12,096
6,7,9	Navient Student Loan Trust 2017-3A	2.691%	7/26/66	8,910	8,977
6,7,9	Navient Student Loan Trust 2017-4A	2.591%	9/27/66	7,760	7,779
6,7,9	Navient Student Loan Trust 2018-1	2.281%	3/25/67	1,453	1,453
6,7,9	Navient Student Loan Trust 2018-1	2.441%	3/25/67	2,140	2,140
6,7,9	Navient Student Loan Trust 2018-1	2.811%	3/25/67	2,650	2,658
6,7,9	Navistar Financial Dealer Note Master Trust II
	2017-1A	2.871%	6/27/22	11,440	11,488
6,7	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	8,250	8,238
6	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	14,210	14,091
6	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	5,130	5,075
6	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	13,560	13,430
6	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	3,780	3,729
6	Nissan Auto Receivables 2017-C Owner Trust	2.120%	4/18/22	14,140	13,952
6	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	7,970	7,799

6,9	Nissan Master Owner Trust Receivables
	Series 2017-C	2.393%	10/17/22	25,400	25,420
6,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	481	491
6,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	250	244

6,7,8,10	Permanent Master Issuer plc 2018-1A	2.747%	7/15/58	12,730	12,730
6,7,9	PHEAA Student Loan Trust 2016-2A	3.041%	11/25/65	12,832	12,997
6	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	8,620	8,631
6	Public Service New Hampshire Funding LLC
	2018-1	3.506%	8/1/28	2,950	2,971
6	Public Service New Hampshire Funding LLC
	2018-1	3.814%	2/1/35	2,800	2,821
	Royal Bank of Canada	2.200%	9/23/19	14,165	14,058
	Royal Bank of Canada	2.100%	10/14/20	24,220	23,698
6	Royal Bank of Canada	1.875%	2/5/21	4,900	4,820
	Royal Bank of Canada	2.300%	3/22/21	13,995	13,692
6,7	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	1,890	1,865
6,7	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	14,790	14,771
6,7	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	5,180	5,164
6,7	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	9,788	9,742
6,7	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	13,660	13,421
6,7	Securitized Term Auto Receivables Trust
	2017-1A	1.890%	8/25/20	26,230	26,095
6,7	Securitized Term Auto Receivables Trust
	2017-1A	2.209%	6/25/21	7,900	7,768
6,7	Securitized Term Auto Receivables Trust
	2017-2A	2.040%	4/26/21	10,990	10,789
6,7	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	3,690	3,580
6,7	Securitized Term Auto Receivables Trust
	2018-1A	3.068%	1/25/22	10,500	10,444
6,7	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	3,740	3,718
6,8	SLM Student Loan Trust 2003-14	2.590%	1/25/23	1,366	1,365
6,8	SLM Student Loan Trust 2005-5	2.460%	4/25/25	601	601
6,8	SLM Student Loan Trust 2005-6	2.470%	7/27/26	65	65
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	2,160	2,098
6	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	13,760	13,619
6	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	22,600	22,268
6	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	19,410	19,115
6	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	4,770	4,637
6	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	9,946	9,928
6	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	740	722
6	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	6,560	6,495
6	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	450	444
6	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	4,500	4,514
6	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	192	196
6	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	400	396
6,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	1,551	1,538

6	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	228	223
6	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	30	30
6	USAA Auto Owner Trust 2017-1	1.880%	9/15/22	6,960	6,830
6,7	Verizon Owner Trust 2016-2A	1.680%	5/20/21	5,950	5,885
6,7	Verizon Owner Trust 2017-1A	2.060%	9/20/21	20,500	20,279
6,7	Verizon Owner Trust 2017-2A	1.920%	12/20/21	25,370	25,016
6,7	Verizon Owner Trust 2017-3	2.060%	4/20/22	10,000	9,831
6,7	Verizon Owner Trust 2018-1	2.820%	9/20/22	31,390	31,259
6,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	1,428	1,400
6	Volkswagen Auto Loan Enhanced Trust 2018-
	1	3.020%	11/21/22	17,240	17,222
6	Volkswagen Auto Loan Enhanced Trust 2018-
	1	3.150%	7/22/24	7,860	7,848
6,7	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	5,160	5,108
6,7	Volvo Financial Equipment LLC Series 2017-
	1A	2.210%	11/15/21	4,970	4,895
6,7,9	Volvo Financial Equipment Master Owner
	Trust 2017-A	2.573%	11/15/22	3,190	3,196
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	324	319
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	279	277
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	203	207
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	784	812
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.423%	7/15/46	272	280
6	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	290	282
6	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	2,390	2,392
6	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	2,084	2,103
6	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	270	267
6	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	50	50
6	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	280	273
6	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	140	134
6	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	1,385	1,349
6	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	660	650
6	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	1,150	1,122
6	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	465	457
6	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	96	95
6	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	30	31

6,9	Wells Fargo Dealer Floorplan Master Note
	Trust	2.734%	1/20/22	18,460	18,552
7	Westpac Banking Corp.	2.250%	11/9/20	13,440	13,166
7	Westpac Banking Corp.	2.100%	2/25/21	1,160	1,131
6,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	269	277
6	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	262	263
6	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	584	585
6	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	169	167
6	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	398	390
6	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	440	436
6	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	231	234
6	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	396	409
6	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	167	169
6	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	221	224
6	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	790	817
6	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	600	609
6	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	80	83
6	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	643	656
6	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	1,521	1,523
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	40	40
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	827	851
6,7	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	1,945	1,924
6	World Financial Network Credit Card Master
	Note Trust Series 2012-D	2.150%	4/17/23	20,637	20,503
6	World Financial Network Credit Card Master
	Note Trust Series 2015-B	2.550%	6/17/24	3,030	2,994
6	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	11,906	11,824
6	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	26,830	26,476
6	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	4,760	4,713
6	World Omni Automobile Lease Securitization
	Trust 2017-A	2.320%	8/15/22	8,800	8,707
6	World Omni Automobile Lease Securitization
	Trust 2018-A	2.830%	7/15/21	20,220	20,099
6	World Omni Automobile Lease Securitization
	Trust 2018-A	2.940%	5/15/23	6,070	6,053
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,779,604)					2,752,689
Corporate Bonds (28.8%)
Finance (21.1%)
	Banking (18.4%)
7	ANZ New Zealand International Ltd.	2.250%	2/1/19	13,630	13,596
7	ASB Bank Ltd.	3.750%	6/14/23	4,275	4,253
7	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	13,820	13,668
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	8,718	8,377
6	Bank of America Corp.	2.369%	7/21/21	1,320	1,294
6	Bank of America Corp.	2.328%	10/1/21	4,065	3,977
6	Bank of America Corp.	2.738%	1/23/22	26,165	25,685

Bank of Nova Scotia	2.228%	12/11/19	27,625	27,314
Bank of Nova Scotia	2.150%	7/14/20	1,765	1,732
Bank of Nova Scotia	2.350%	10/21/20	3,890	3,816
7 Banque Federative du Credit Mutuel SA	2.000%	4/12/19	17,540	17,428
7 Banque Federative du Credit Mutuel SA	2.200%	7/20/20	22,904	22,434
7 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	12,215	12,067
7 Banque Federative du Credit Mutuel SA	2.500%	4/13/21	3,995	3,889
7 Banque Federative du Credit Mutuel SA	2.700%	7/20/22	20,533	19,833
Citibank NA	2.100%	6/12/20	8,110	7,940
Citibank NA	2.125%	10/20/20	24,530	23,895
Citibank NA	2.850%	2/12/21	26,715	26,400
Commonwealth Bank of Australia	2.500%	9/20/18	7,220	7,219
Commonwealth Bank of Australia	2.300%	9/6/19	19,150	19,013
7 Commonwealth Bank of Australia	5.000%	10/15/19	10,177	10,437
7 Commonwealth Bank of Australia	2.050%	9/18/20	23,555	22,984
Commonwealth Bank of Australia	2.400%	11/2/20	1,795	1,761
7 Commonwealth Bank of Australia	2.000%	9/6/21	5,010	4,788
7 Commonwealth Bank of Australia	2.750%	3/10/22	4,395	4,278
7 Commonwealth Bank of Australia	3.450%	3/16/23	317	314
Cooperatieve Rabobank UA	2.500%	1/19/21	1,795	1,761
7 Danske Bank A/S	1.650%	9/6/19	8,227	8,099
7 Danske Bank A/S	2.750%	9/17/20	7,260	7,169
7 DNB Bank ASA	2.125%	10/2/20	14,850	14,451
7 Federation des Caisses Desjardins du
Quebec	2.250%	10/30/20	9,795	9,563
Fifth Third Bank	1.625%	9/27/19	8,940	8,797
Goldman Sachs Group Inc.	2.900%	7/19/18	34,109	34,116
Goldman Sachs Group Inc.	2.600%	12/27/20	5,675	5,574
Goldman Sachs Group Inc.	2.875%	2/25/21	7,020	6,923
Goldman Sachs Group Inc.	2.625%	4/25/21	1,965	1,922
HSBC Holdings plc	2.650%	1/5/22	32,080	30,989
6 HSBC Holdings plc	3.033%	11/22/23	5,855	5,649
6 HSBC Holdings plc	3.950%	5/18/24	16,755	16,692
HSBC USA Inc.	2.750%	8/7/20	2,685	2,664
Huntington National Bank	2.200%	11/6/18	5,527	5,520
Huntington National Bank	2.375%	3/10/20	4,670	4,607
7 ING Bank NV	2.000%	11/26/18	5,810	5,794
7 ING Bank NV	2.300%	3/22/19	8,511	8,477
7 ING Bank NV	2.500%	10/1/19	870	865
JPMorgan Chase & Co.	2.250%	1/23/20	10,620	10,480
JPMorgan Chase & Co.	2.750%	6/23/20	4,950	4,905
JPMorgan Chase & Co.	2.550%	10/29/20	26,192	25,803
JPMorgan Chase & Co.	2.550%	3/1/21	16,056	15,708
6 JPMorgan Chase & Co.	3.514%	6/18/22	14,075	14,071
JPMorgan Chase & Co.	3.250%	9/23/22	8,630	8,534
6 JPMorgan Chase & Co.	2.776%	4/25/23	7,985	7,748
6 JPMorgan Chase Bank NA	3.086%	4/26/21	82,715	82,484
Lloyds Bank plc	3.300%	5/7/21	21,570	21,457
6 Lloyds Banking Group plc	2.907%	11/7/23	8,820	8,401
Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,200	4,101
Manufacturers & Traders Trust Co.	2.500%	5/18/22	1,975	1,906
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	4,826	4,764
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,770	1,699
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,255	10,859
7 Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	2,425	2,404
7 Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	16,860	16,673
Morgan Stanley	2.200%	12/7/18	1,088	1,087

	Morgan Stanley	2.450%	2/1/19	3,976	3,971
	Morgan Stanley	2.500%	4/21/21	13,005	12,693
	Morgan Stanley	2.625%	11/17/21	18,145	17,641
	Morgan Stanley	2.750%	5/19/22	30,560	29,599
8	Morgan Stanley	3.583%	5/8/24	4,140	4,181
7	MUFG Bank Ltd.	2.700%	9/9/18	300	300
7	MUFG Bank Ltd.	2.300%	3/10/19	4,860	4,844
7	MUFG Bank Ltd.	2.300%	3/5/20	1,810	1,782
7	MUFG Bank Ltd.	2.750%	9/14/20	7,487	7,365
7	MUFG Bank Ltd.	2.850%	9/8/21	3,660	3,608
	MUFG Union Bank NA	2.250%	5/6/19	4,580	4,557
	National Australia Bank Ltd.	2.250%	1/10/20	6,000	5,929
	National Australia Bank Ltd.	1.875%	7/12/21	13,000	12,411
	National Bank of Canada	2.150%	6/12/20	6,205	6,074
	Royal Bank of Canada	1.800%	7/30/18	2,411	2,410
	Royal Bank of Canada	1.500%	7/29/19	8,450	8,340
	Royal Bank of Canada	2.150%	10/26/20	23,245	22,697
	Royal Bank of Canada	2.350%	10/30/20	8,389	8,228
	Santander UK plc	2.000%	8/24/18	7,787	7,779
	Santander UK plc	3.400%	6/1/21	20,700	20,668
7	Skandinaviska Enskilda Banken AB	2.375%	3/25/19	2,040	2,034
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	4,445	4,385
	Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	2,153	2,153
	Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	5,765	5,759
	Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	1,250	1,241
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	6,550	6,468
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	13,875	13,732
	Svenska Handelsbanken AB	2.500%	1/25/19	7,835	7,823
	Svenska Handelsbanken AB	2.250%	6/17/19	5,500	5,470
	Svenska Handelsbanken AB	1.500%	9/6/19	13,625	13,412
	Svenska Handelsbanken AB	1.950%	9/8/20	13,085	12,742
	Svenska Handelsbanken AB	1.875%	9/7/21	3,015	2,848
7	Swedbank AB	2.800%	3/14/22	4,535	4,438
	Toronto-Dominion Bank	1.900%	10/24/19	32,350	31,981
	Toronto-Dominion Bank	3.250%	6/11/21	22,070	22,085
7	UBS AG	2.200%	6/8/20	10,820	10,612
7	UBS AG	2.450%	12/1/20	18,595	18,171
7	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,304	5,222
7	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,000	2,931
6,7	UBS Group Funding Switzerland AG	2.859%	8/15/23	20,787	19,916
	Wells Fargo Bank NA	2.400%	1/15/20	33,925	33,595
	Westpac Banking Corp.	1.600%	8/19/19	28,105	27,710
	Westpac Banking Corp.	4.875%	11/19/19	25,460	26,104
	Westpac Banking Corp.	2.650%	1/25/21	9,690	9,531
	Westpac Banking Corp.	2.000%	8/19/21	4,540	4,346
	Westpac Banking Corp.	2.750%	1/11/23	10,225	9,749
	Westpac Banking Corp.	3.650%	5/15/23	9,335	9,309

	Brokerage (0.0%)
	Charles Schwab Corp.	2.650%	1/25/23	1,622	1,579

	Finance Companies (1.6%)
	GE Capital International Funding Co.
	Unlimited Co.	2.342%	11/15/20	105,545	103,179

	Insurance (1.1%)
7	AIG Global Funding	2.700%	12/15/21	2,335	2,279

7 MassMutual Global Funding II	1.950%	9/22/20	5,035	4,895
7 Metropolitan Life Global Funding I	2.400%	1/8/21	16,660	16,319
7 Metropolitan Life Global Funding I	3.000%	1/10/23	1,000	976
7 New York Life Global Funding	1.950%	9/28/20	5,950	5,800
7 Principal Life Global Funding II	2.204%	12/11/19	24,145	23,857
7 Reliance Standard Life Global Funding II	2.150%	10/15/18	15,550	15,532
7 Reliance Standard Life Global Funding II	3.050%	1/20/21	1,610	1,592

				1,405,960
Industrial (6.9%)
Basic Industry (0.5%)
7 Air Liquide Finance SA	1.375%	9/27/19	6,060	5,939
Airgas Inc.	2.375%	2/15/20	11,410	11,283
7 Chevron Phillips Chemical Co. LLC / Chevron
Phillips Chemical Co. LP	2.450%	5/1/20	4,640	4,583
EI du Pont de Nemours & Co.	2.200%	5/1/20	9,350	9,224

Capital Goods (1.9%)
Caterpillar Financial Services Corp.	7.150%	2/15/19	10,575	10,864
Caterpillar Financial Services Corp.	1.900%	3/22/19	17,625	17,539
Caterpillar Financial Services Corp.	2.250%	12/1/19	13,660	13,535
Caterpillar Financial Services Corp.	1.850%	9/4/20	17,405	16,982
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,410	4,342
General Dynamics Corp.	2.875%	5/11/20	23,710	23,689
General Dynamics Corp.	3.000%	5/11/21	27,630	27,536
General Electric Co.	4.625%	1/7/21	13,805	14,237

Communication (0.2%)
America Movil SAB de CV	5.000%	10/16/19	4,500	4,601
America Movil SAB de CV	5.000%	3/30/20	1,265	1,297
7 NBCUniversal Enterprise Inc.	1.974%	4/15/19	8,785	8,720

Consumer Cyclical (0.7%)
7 Harley-Davidson Financial Services Inc.	2.250%	1/15/19	14,082	14,040
7 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	10,441	10,357
7 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	5,767	5,653
7 Harley-Davidson Financial Services Inc.	2.400%	6/15/20	1,440	1,415
7 Nissan Motor Acceptance Corp.	2.000%	3/8/19	6,090	6,057
7 Nissan Motor Acceptance Corp.	2.150%	7/13/20	3,050	2,978
7 Nissan Motor Acceptance Corp.	2.150%	9/28/20	4,365	4,251

Consumer Noncyclical (0.9%)
Altria Group Inc.	9.250%	8/6/19	16,350	17,455
7 Cargill Inc.	3.050%	4/19/21	23,000	22,911
Gilead Sciences Inc.	1.850%	9/20/19	3,500	3,461
Gilead Sciences Inc.	2.350%	2/1/20	12,985	12,859
SSM Health Care Corp.	3.688%	6/1/23	5,595	5,616

Energy (1.7%)
Baker Hughes a GE Co. LLC	3.200%	8/15/21	10,942	10,944
BP Capital Markets plc	4.750%	3/10/19	32,459	32,920
BP Capital Markets plc	1.676%	5/3/19	17,700	17,549
BP Capital Markets plc	2.521%	1/15/20	415	412
BP Capital Markets plc	2.315%	2/13/20	10,752	10,643
BP Capital Markets plc	4.500%	10/1/20	8,750	9,022
TransCanada PipeLines Ltd.	2.125%	11/15/19	15,010	14,842
8 TransCanada PipeLines Ltd.	2.617%	11/15/19	14,580	14,579

	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,340	1,287

	Other Industrial (0.4%)
7	CK Hutchison International 17 Ltd.	2.250%	9/29/20	10,900	10,654
7	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	14,665	15,178

	Technology (0.3%)
	Baidu Inc.	3.250%	8/6/18	10,100	10,102
	Baidu Inc.	2.750%	6/9/19	5,363	5,337
	QUALCOMM Inc.	1.850%	5/20/19	4,415	4,415
	QUALCOMM Inc.	2.100%	5/20/20	1,900	1,900

	Transportation (0.3%)
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	7,727	7,902
6	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	5,886	5,996
6	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	3,777	3,941
					459,047
Utilities (0.8%)
	Electric (0.7%)
	Arizona Public Service Co.	8.750%	3/1/19	760	788
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	2,900	2,839
	Connecticut Light & Power Co.	5.500%	2/1/19	3,610	3,663
	Duke Energy Florida LLC	4.550%	4/1/20	200	205
	MidAmerican Energy Co.	2.400%	3/15/19	2,785	2,781
	Oklahoma Gas & Electric Co.	6.350%	9/1/18	13,400	13,469
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	1,000	1,006
	Pacific Gas & Electric Co.	3.500%	10/1/20	12,875	12,745
	Pacific Gas & Electric Co.	3.250%	9/15/21	890	876
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,182	1,191
	Southern California Edison Co.	2.900%	3/1/21	4,450	4,422
	Western Massachusetts Electric Co.	3.500%	9/15/21	715	718

	Natural Gas (0.1%)
	Atmos Energy Corp.	8.500%	3/15/19	8,720	9,062
					53,765
Total Corporate Bonds (Cost $1,942,092)					1,918,772
Sovereign Bonds (14.0%)
	African Development Bank	1.000%	11/2/18	36,330	36,179
7	Avi Funding Co. Ltd.	2.850%	9/16/20	6,700	6,591
7	Bank Nederlandse Gemeenten NV	1.000%	9/20/18	10,000	9,972
7	Bank Nederlandse Gemeenten NV	1.750%	10/30/19	30,558	30,196
	Bermuda	5.603%	7/20/20	3,360	3,486
7	CDP Financial Inc.	4.400%	11/25/19	11,228	11,476
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,050	1,036
	Corp. Andina de Fomento	2.200%	7/18/20	2,641	2,591
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,800	1,815
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	7,275	7,345
	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	3,990	4,083
7	CPPIB Capital Inc.	1.250%	9/20/19	37,285	36,681
7,11	Dexia Credit Local SA	1.875%	9/15/21	9,080	8,748
7	Dexia Credit Local SA	2.375%	9/20/22	9,300	9,020
7	Electricite de France SA	6.500%	1/26/19	1,825	1,862
	Emirate of Abu Dhabi	2.500%	10/11/22	14,800	14,174
	Emirate of Abu Dhabi	3.125%	10/11/27	5,200	4,842

	Equinor ASA	3.150%	1/23/22	2,700	2,696
	Equinor ASA	2.650%	1/15/24	1,825	1,750
	European Investment Bank	1.875%	3/15/19	18,375	18,306
	Export-Import Bank of Korea	1.500%	10/21/19	19,190	18,784
	Export-Import Bank of Korea	2.250%	1/21/20	3,400	3,351
	Export-Import Bank of Korea	5.125%	6/29/20	1,375	1,422
	Export-Import Bank of Korea	4.000%	1/29/21	4,775	4,833
	Export-Import Bank of Korea	4.375%	9/15/21	7,000	7,163
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	1,944
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	7,000	6,993
	FMS Wertmanagement AoeR	1.625%	11/20/18	9,175	9,152
7	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,020
7	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	6,360	6,296
8	Industrial & Commercial Bank of China Ltd.	3.113%	11/8/20	4,050	4,050
	International Finance Corp.	1.750%	9/4/18	9,000	8,985
12	Japan Bank for International Cooperation	1.750%	7/31/18	4,600	4,598
12	Japan Bank for International Cooperation	1.750%	11/13/18	7,575	7,556
12	Japan Bank for International Cooperation	2.125%	11/16/20	9,700	9,504
7	Japan Finance Organization for Municipalities	2.125%	3/6/19	13,775	13,724
13	KFW	1.000%	9/7/18	10,000	9,975
13	KFW	1.875%	4/1/19	4,600	4,583
	Kingdom of Saudi Arabia	2.375%	10/26/21	12,700	12,190
	Kingdom of Saudi Arabia	2.875%	3/4/23	6,650	6,390
	Kingdom of Sweden	1.500%	7/25/19	23,555	23,291
7	Kommunalbanken AS	1.375%	11/23/18	87,031	86,693
7	Kommunalbanken AS	2.125%	3/15/19	12,850	12,821
7	Kommunalbanken AS	1.750%	5/28/19	13,775	13,680
7	Kommunalbanken AS	1.500%	9/9/19	28,721	28,353
8	Korea Development Bank	3.001%	9/19/20	10,380	10,392
8	Korea Development Bank	2.876%	3/12/21	8,600	8,589
	Korea Development Bank	4.625%	11/16/21	2,115	2,184
7	Korea Gas Corp.	2.875%	7/29/18	7,350	7,348
7	Korea Hydro & Nuclear Power Co. Ltd.	2.875%	10/2/18	3,440	3,437
7	Korea National Oil Corp.	2.750%	1/23/19	18,375	18,352
7	Nederlandse Waterschapsbank NV	1.875%	3/13/19	7,350	7,321
7	Nederlandse Waterschapsbank NV	1.250%	9/9/19	11,000	10,820
	North American Development Bank	2.300%	10/10/18	2,400	2,398
	Petronas Capital Ltd.	5.250%	8/12/19	5,840	5,974
	Province of Alberta	1.900%	12/6/19	20,000	19,730
7	Province of Alberta	1.750%	8/26/20	8,600	8,396
	Province of Manitoba	9.625%	12/1/18	6,325	6,498
	Province of Manitoba	2.100%	9/6/22	1,275	1,226
	Province of Ontario	1.625%	1/18/19	34,665	34,508
	Province of Ontario	2.000%	1/30/19	27,130	27,054
	Province of Ontario	1.250%	6/17/19	54,190	53,436
	Province of Ontario	4.000%	10/7/19	2,375	2,410
	Province of Ontario	4.400%	4/14/20	17,075	17,547
9	Province of Quebec	2.460%	9/21/20	10,000	10,026
	Province of Quebec	2.750%	8/25/21	5,825	5,781
	Republic of Lithuania	7.375%	2/11/20	28,990	30,926
	Republic of Lithuania	6.125%	3/9/21	16,000	17,108
	Republic of Poland	6.375%	7/15/19	23,282	24,125
	Republic of Poland	5.125%	4/21/21	1,240	1,302
	Republic of Poland	5.000%	3/23/22	18,925	19,966
	Sinopec Group Overseas Development 2014
	Ltd.	2.750%	4/10/19	7,914	7,888
7	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	9,175	9,140

	State of Israel	3.150%	6/30/23	1,800	1,775
	State of Qatar	5.250%	1/20/20	16,000	16,468
	State of Qatar	3.875%	4/23/23	10,800	10,793
7	Temasek Financial I Ltd.	4.300%	10/25/19	2,250	2,289
7	Temasek Financial I Ltd.	2.375%	1/23/23	4,600	4,399
Total Sovereign Bonds (Cost $939,051)					930,806
Taxable Municipal Bonds (0.2%)
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	1,825	1,825
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	1,186	1,188
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	6,177	6,194
	Princeton University New Jersey GO	4.950%	3/1/19	2,987	3,034
Total Taxable Municipal Bonds (Cost $12,303)					12,241

				Shares
Temporary Cash Investments (1.6%)
Money Market Fund (0.9%)
14	Vanguard Market Liquidity Fund	2.122%		586,925	58,698

				Face
				Amount
				($000)
Certificates of Deposit (0.4%)
	Cooperatieve Rabobank UA	1.980%	10/25/19	28,145	27,787

Commercial Paper (0.3%)
7,15	ERP Operating LP	2.339%	10/1/18	1,525	1,516
7,15	JP Morgan Securities LLC	2.344%	1/28/19	21,950	21,622
					23,138
Total Temporary Cash Investments (Cost $110,011)					109,623
Total Investments (100.2%) (Cost $6,744,899)					6,681,980
Other Assets and Liabilities-Net (-0.2%)					(12,903)
Net Assets (100%)					6,669,077

1 Securities with a value of $3,356,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $4,915,000 have been segregated as initial margin for open cleared swap contracts.
3 U.S. government-guaranteed.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $2,291,259,000, representing 34.4% of net assets.
8 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
9 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
10 Security value determined using significant unobservable inputs.
11 Guaranteed by multiple countries.

12 Guaranteed by the Government of Japan.
13 Guaranteed by the Federal Republic of Germany.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
15 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At June 30,
2018, the aggregate value of these securities was $23,138,000, representing 0.3% of net assets.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	6,060	1,283,678	(32)
10-Year U.S. Treasury Note	September 2018	331	39,782	246
30-Year U.S. Treasury Note	September 2018	56	8,120	172
				386

Short Futures Contracts
5-Year U.S. Treasury Note	September 2018	(3,064)	(348,123)	(208)
Ultra 10-Year U.S. Treasury Note	September 2018	(260)	(33,341)	(41)
				(249)
				(137)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Republic of
Chile/Aa3	6/20/23	BNPSW	14,530	1.000	240	(328)	(88)

Credit Protection Purchased
EI du Pont de
Nemours &
Co.	12/20/20	JPMC	4,915	(1.000)	(94)	59	(35)

Institutional Short-Term Bond Fund

State of Qatar	6/20/22	BOANA	2,720	(1.000)	(26)	(27)	(53)
State of Qatar	6/20/22	CITNA	5,280	(1.000)	(51)	(49)	(100)
					(171)	(17)	(188)
							(276)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Periodic premium received/paid quarterly.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank N.A.
JPMC—JP Morgan Chase Bank.

Centrally Cleared Interest Rate Swaps

			Fixed
			Interest	Floating
			Rate	Interest		Unrealized
	Future	Notional	Received	Rate		Appreciation
Termination	Effective	Amount	(Paid)[2]	Received	Value	(Depreciation)
Date	Date	($000)	(%)	(Paid) (%)	($000)	($000)
9/19/19	9/19/18[1]	56,458	2.000	(0.000)[3]	(398)	(6)
11/21/19	N/A	14,600	1.891	(2.331)[3]	(162)	(162)
9/19/20	9/19/18[1]	7,055	2.250	(0.000)[3]	(84)	(1)
9/20/21	9/19/18[1]	24,585	(2.250)	0.000[3]	464	(7)
9/20/21	9/19/18[1]	8,506	(2.920)	0.000[3]	(3)	(3)
9/19/22	9/19/18[1]	88,830	(2.250)	0.000[3]	2,242	(86)
9/19/23	9/19/18[1]	40,562	(2.250)	0.000[3]	1,271	(81)
4/30/25	9/28/18[1]	27,919	(3.034)	0.000[3]	(208)	(208)
9/19/25	9/19/18[1]	102,504	(2.250)	0.000[3]	4,477	(386)
					7,599	(940)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semiannually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Institutional Short-Term Bond Fund

Unrealized appreciation (depreciation) on open swap contracts is generally treated the same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional

Institutional Short-Term Bond Fund

amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Institutional Short-Term Bond Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	957,849	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,725,129	27,560
Corporate Bonds	—	1,918,772
Sovereign Bonds	—	930,806	—
Taxable Municipal Bonds	—	12,241	—
Temporary Cash Investments	58,698	50,925	—
Futures Contracts—Assets[1]	375	—	—
Futures Contracts—Liabilities[1]	(469)	—	—
Swap Contracts—Assets	159[1]	—	—
Swap Contracts—Liabilities	(1)[1]	(276)	—
Total	58,762	6,595,446	27,560
1 Represents variation margin on the last day of the reporting period.

E. At June 30, 2018, the cost of investment securities for tax purposes was $6,744,940,000. Net unrealized depreciation of investment securities for tax purposes was $62,960,000, consisting of unrealized gains of $3,645,000 on securities that had risen in value since their purchase and $66,605,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Core Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (53.8%)
U.S. Government Securities (24.3%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/19	30,900	32,839
	United States Treasury Note/Bond	2.250%	7/31/18	44	44
	United States Treasury Note/Bond	1.625%	6/30/19	1,757	1,744
	United States Treasury Note/Bond	1.875%	12/31/19	2,920	2,894
	United States Treasury Note/Bond	2.000%	1/31/20	1,100	1,092
	United States Treasury Note/Bond	2.250%	2/29/20	1,100	1,095
	United States Treasury Note/Bond	1.625%	3/15/20	5,200	5,123
	United States Treasury Note/Bond	1.125%	3/31/20	2,500	2,441
	United States Treasury Note/Bond	1.375%	3/31/20	2,200	2,157
	United States Treasury Note/Bond	2.375%	4/30/20	2,800	2,792
	United States Treasury Note/Bond	2.500%	5/31/20	4,600	4,597
	United States Treasury Note/Bond	1.625%	6/30/20	1,500	1,473
	United States Treasury Note/Bond	1.375%	8/31/20	1,025	999
	United States Treasury Note/Bond	2.375%	3/15/21	15,000	14,909
	United States Treasury Note/Bond	1.250%	3/31/21	1,000	964
	United States Treasury Note/Bond	2.375%	4/15/21	5,000	4,968
	United States Treasury Note/Bond	1.375%	4/30/21	9,756	9,428
	United States Treasury Note/Bond	2.250%	4/30/21	2,300	2,277
	United States Treasury Note/Bond	1.375%	5/31/21	5,000	4,825
	United States Treasury Note/Bond	2.625%	6/15/21	330	330
	United States Treasury Note/Bond	1.125%	7/31/21	800	764
	United States Treasury Note/Bond	2.125%	8/15/21	6,600	6,497
	United States Treasury Note/Bond	2.000%	8/31/21	900	882
	United States Treasury Note/Bond	2.125%	9/30/21	15,000	14,754
	United States Treasury Note/Bond	1.250%	10/31/21	4,000	3,821
	United States Treasury Note/Bond	1.750%	9/30/22	7,000	6,731
	United States Treasury Note/Bond	1.875%	9/30/22	1,800	1,740
	United States Treasury Note/Bond	2.000%	11/30/22	5,076	4,926
	United States Treasury Note/Bond	2.375%	1/31/23	7,500	7,387
	United States Treasury Note/Bond	2.750%	4/30/23	8,100	8,105
	United States Treasury Note/Bond	1.625%	10/31/23	2,000	1,887
	United States Treasury Note/Bond	2.250%	12/31/23	2,300	2,239
1	United States Treasury Note/Bond	2.750%	2/15/24	1,900	1,897
	United States Treasury Note/Bond	2.125%	9/30/24	1,800	1,730
	United States Treasury Note/Bond	2.750%	2/28/25	15,000	14,944
	United States Treasury Note/Bond	1.625%	2/15/26	3,268	2,997
	United States Treasury Note/Bond	1.625%	5/15/26	5,035	4,605
	United States Treasury Note/Bond	2.250%	8/15/27	950	904
	United States Treasury Note/Bond	2.875%	5/15/28	600	601
	United States Treasury Note/Bond	6.125%	8/15/29	1,500	1,962
	United States Treasury Note/Bond	4.375%	2/15/38	8,000	9,739
	United States Treasury Note/Bond	4.500%	5/15/38	1,000	1,238
	United States Treasury Note/Bond	3.500%	2/15/39	350	381
	United States Treasury Note/Bond	4.375%	11/15/39	630	773
	United States Treasury Note/Bond	4.625%	2/15/40	425	539
	United States Treasury Note/Bond	4.750%	2/15/41	2,000	2,589
	United States Treasury Note/Bond	3.750%	8/15/41	650	735
	United States Treasury Note/Bond	3.125%	11/15/41	600	616

	United States Treasury Note/Bond	3.125%	2/15/42	650	667
	United States Treasury Note/Bond	2.750%	8/15/42	130	125
	United States Treasury Note/Bond	3.625%	8/15/43	2,200	2,448
	United States Treasury Note/Bond	2.875%	8/15/45	1,550	1,517
	United States Treasury Note/Bond	3.000%	5/15/47	4,850	4,859
	United States Treasury Note/Bond	2.750%	8/15/47	4,000	3,812
	United States Treasury Note/Bond	2.750%	11/15/47	5,000	4,766
	United States Treasury Note/Bond	3.000%	2/15/48	251	252
2	United States Treasury Note/Bond	3.125%	5/15/48	12,100	12,425
					233,845
Agency Bonds and Notes (6.4%)
3	AID-Iraq	2.149%	1/18/22	980	958
3	AID-Israel	0.000%	11/1/24	1,300	1,065
3	AID-Ukraine	1.844%	5/16/19	1,700	1,694
4	Fannie Mae Principal Strip	0.000%	2/1/19	800	789
5	Federal Home Loan Banks	0.625%	8/7/18	100	100
5	Federal Home Loan Banks	0.875%	10/1/18	2,500	2,493
5	Federal Home Loan Banks	1.250%	1/16/19	100	99
5	Federal Home Loan Banks	1.375%	3/18/19	1,150	1,143
5	Federal Home Loan Banks	1.375%	5/28/19	600	595
5	Federal Home Loan Banks	0.875%	8/5/19	2,100	2,065
4	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	700	695
4	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	2,300	2,292
4	Federal National Mortgage Assn.	0.875%	8/2/19	450	443
4	Federal National Mortgage Assn.	0.000%	10/9/19	9,600	9,292
4	Federal National Mortgage Assn.	2.750%	6/22/21	1,800	1,803
4	Federal National Mortgage Assn.	1.875%	9/24/26	5,600	5,118
	Government Trust Certificate	0.000%	10/1/20	1,479	1,389
	Private Export Funding Corp.	1.875%	7/15/18	250	250
	Private Export Funding Corp.	4.375%	3/15/19	128	130
	Private Export Funding Corp.	1.450%	8/15/19	2,715	2,682
	Private Export Funding Corp.	2.250%	3/15/20	567	563
	Private Export Funding Corp.	2.300%	9/15/20	150	149
	Private Export Funding Corp.	3.550%	1/15/24	1,000	1,028
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	1,700	1,587
	Resolution Funding Corp. Interest Strip	0.000%	4/15/26	2,480	1,945
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	2,760	2,102
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	1,800	1,360
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	794	595
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	794	589
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	3,000	2,183
	Resolution Funding Corp. Principal Strip	0.000%	10/15/19	1,300	1,258
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	6,520	6,178
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	3,000	2,822
5	Tennessee Valley Authority	2.250%	3/15/20	1,700	1,690
5	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	3,000	2,384
					61,528
Conventional Mortgage-Backed Securities (19.7%)
4,6	Fannie Mae Pool	2.000%	1/1/32	2,169	2,059
4,6	Fannie Mae Pool	2.500%	2/1/28–10/1/31	10,566	10,283
4,6,7	Fannie Mae Pool	3.000%	2/1/27–7/1/48	27,214	26,652
4,6	Fannie Mae Pool	3.500%	3/1/27–7/1/48	9,989	10,042
4,6,7	Fannie Mae Pool	4.000%	8/1/39–7/1/48	19,122	19,563
4,6,7	Fannie Mae Pool	4.500%	1/1/41–8/1/48	15,898	16,587
4,6	Fannie Mae Pool	5.000%	3/1/38–8/1/48	6,088	6,532
4,6	Fannie Mae Pool	6.000%	5/1/37	740	822

4,6	Freddie Mac Gold Pool	2.500%	8/1/31–11/1/31	1,692	1,645
4,6,7	Freddie Mac Gold Pool	3.000%	7/1/33–12/1/47	7,664	7,467
4,6,7	Freddie Mac Gold Pool	3.500%	3/1/45–7/1/48	21,890	21,823
4,6,7	Freddie Mac Gold Pool	4.000%	1/1/46–7/1/48	7,833	7,988
4,6,7	Freddie Mac Gold Pool	4.500%	6/1/47–7/1/48	7,139	7,467
6	Ginnie Mae I Pool	3.000%	4/15/45	492	482
6	Ginnie Mae I Pool	3.500%	6/15/47	1,827	1,844
6	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	220	226
6	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	1,301	1,385
6	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	2,835	3,046
6	Ginnie Mae II Pool	3.000%	5/20/43–7/1/48	6,590	6,480
6,7	Ginnie Mae II Pool	3.500%	10/20/43–7/1/48	22,848	22,999
6,7	Ginnie Mae II Pool	4.000%	11/20/42–8/1/48	11,259	11,530
6,7	Ginnie Mae II Pool	4.500%	11/20/44–8/1/48	3,061	3,201
6	Ginnie Mae II Pool	5.000%	5/20/48–7/1/48	1	9
					190,132
Nonconventional Mortgage-Backed Securities (3.4%)
4,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	20	19
4,6,8	Fannie Mae Pool	3.832%	12/1/40	156	164
4,6,9	Fannie Mae REMICS	2.341%	9/25/46	601	600
4,6,9	Fannie Mae REMICS	2.391%	9/25/41–4/25/45	337	337
4,6,9	Fannie Mae REMICS	2.411%	6/25/36	379	381
4,6,9	Fannie Mae REMICS	2.441%	5/25/43–12/25/46	1,394	1,400
4,6,9	Fannie Mae REMICS	2.461%	6/25/35	101	101
4,6,9	Fannie Mae REMICS	2.491%	11/25/42–9/25/46	745	746
4,6,9	Fannie Mae REMICS	2.501%	11/25/35	124	125
4,6,9	Fannie Mae REMICS	2.536%	2/25/37	42	43
4,6,9	Fannie Mae REMICS	2.591%	8/25/46	300	304
4,6,10 Fannie Mae REMICS		3.500%	11/25/42	30,611	6,390
4,6,11 Fannie Mae REMICS		4.009%	3/25/45	20,066	3,814
4,6,8	Freddie Mac Non Gold Pool	3.421%	7/1/35	620	655
4,6,8	Freddie Mac Non Gold Pool	3.623%	9/1/37	525	553
4,6	Freddie Mac Non Gold Pool	3.852%	7/1/33	82	86
4,6,9	Freddie Mac REMICS	2.423%	11/15/36–8/15/43	278	280
4,6,9	Freddie Mac REMICS	2.433%	11/15/36	96	97
4,6,9	Freddie Mac REMICS	2.523%	6/15/42	52	53
4,6,11 Freddie Mac REMICS		4.077%	9/15/47	34,793	6,282
6,10	Ginnie Mae REMICS	4.000%	1/20/45–8/20/46	30,925	5,710
6,11	Ginnie Mae REMICS	4.066%	6/20/47	4,985	835
6,10	Ginnie Mae REMICS	4.500%	5/20/45	18,394	4,180
					33,155
Total U.S. Government and Agency Obligations (Cost $530,148)					518,660
Asset-Backed/Commercial Mortgage-Backed Securities (14.0%)
6	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	180	177
6	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	350	344
6	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	860	862
6,12	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	94	94
12	American Tower Trust #1	3.652%	3/23/48	260	256
6	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	16	16
6	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	26	26
6	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	285	286
6	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	125	126

6	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	200	197
6	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	225	221
6,12	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	35	34
6,12	ARL Second LLC 2014-1A	2.920%	6/15/44	58	57
6,12	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	800	814
6,12	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	700	723
6,12	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	575	575
6,12	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	380	375
6,12	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	500	495
6,12	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	355	349
6,12	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	180	176
6,12	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	270	271
6,12	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	4.730%	9/20/24	100	100
6	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	20	20
6	BANK 2017 - BNK4	3.625%	5/15/50	45	45
6	BANK 2017 - BNK5	3.390%	6/15/60	60	58
6	BANK 2017 - BNK6	3.254%	7/15/60	90	87
6	BANK 2017 - BNK6	3.518%	7/15/60	100	98
6	BANK 2017 - BNK6	3.741%	7/15/60	50	49
6	BANK 2017 - BNK7	3.435%	9/15/60	100	98
6	BANK 2017 - BNK8	3.488%	11/15/50	230	225
6	BANK 2017 - BNK9	3.538%	11/15/54	655	644
6	BANK 2018 - BNK10	3.688%	2/15/61	240	238
	Bank of Nova Scotia	1.875%	4/26/21	1,090	1,057
12	Bank of Nova Scotia	1.875%	9/20/21	110	106
6	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	140	139
6	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	70	70
6	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	220	220
6	BENCHMARK 2018-B1 Mortgage Trust	4.256%	1/15/51	340	335
6	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	800	810
6	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	140	143
6	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	280	277
6	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	90	89
6	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	210	206
6	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	210	207
6,12	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	140	138
6,12	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	100	98
6,12	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	140	140
6	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	220	220
6	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	50	49
6	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
6,12	Capital Auto Receivables Asset Trust 2017-1	2.220%	3/21/22	130	128

6	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	1,185	1,161
6,9,12 CARDS II Trust 2017-2A		2.333%	10/17/22	330	330
6	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	100	98
6	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	100	100
6	CarMax Auto Owner Trust 2016-3	1.900%	4/15/22	200	195
6	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	190	185
6	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	190	187
6	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	150	148
6	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	90	88
6	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	40	39
6	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	40	39
6	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	49
6	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	90	88
6	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	50	49
6	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	90	90
6	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	130	130
6	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	100	100
6	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	270	254
6	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	140	139
6	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	80	79
6	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	105	103
6	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	45	44
6	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	61	59
6,12	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	324	323
6,12	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	600	598
6,12	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	200	200
6,12	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	2/15/22	90	90
6,12	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	90	91
6,12	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	20	20
6	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	30	31
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	370	380
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	332	333
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	350	351
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	230	233
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	10	10
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	360	361
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	140	141
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.681%	10/10/47	175	170
6	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	228	222
6	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	40	40

6	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	410	414
6	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	141	136
6	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	100	98
6	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	230	225
6	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	60	60
6	Citigroup Commercial Mortgage Trust 2017-
	P8	4.414%	9/15/50	60	58
6	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	110	114
6,12	CKE Restaurants Holdings Inc. 2018-1A	5.710%	6/20/48	580	587
6,9,12 Colony American Homes 2015-1		3.546%	7/17/32	70	70
6,9,12 Colony American Homes 2015-1A		3.246%	7/17/32	173	173
6,9,12 Colony Starwood Homes 2016-1A Trust		3.585%	7/17/33	480	480
6,9,12 Colony Starwood Homes 2016-1A Trust		4.235%	7/17/33	185	185
6,12	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	40	40
6	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	490
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	60	61
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	500	515
6,12	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	150	146
6,12	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	206
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
6,12	COMM 2013-CCRE9 Mortgage Trust	4.404%	7/10/45	230	230
6,12	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	100	101
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	20	21
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	350	361
6	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	20	20
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	350	359
6	COMM 2014-CCRE17 Mortgage Trust	4.898%	5/10/47	190	189
6	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	30	30
6	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	20	20
6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	350	351
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	50	50
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	224
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	120	121
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	228	222
12	Commonwealth Bank of Australia	2.125%	7/22/20	780	765
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	248	250
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	60	59
6	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	115	112
6,12	DB Master Finance LLC 2015-1A	3.980%	2/20/45	58	58
6	DBJPM 16-C1 Mortgage Trust	3.504%	5/10/49	140	129
6	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	160	156
6,12	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	211	210
6,12	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	130	129
6,12	Dell Equipment Finance Trust 2018-1	3.180%	6/22/23	220	220
6,12	DLL Securitization Trust Series 2017-A	2.430%	11/17/25	100	98
12	DNB Boligkreditt AS	2.500%	3/28/22	340	331
6,12	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	370	361
6,12	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	121	121
6,12	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	132	134
6,12	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	200	204
6,12	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	32	32

6,12	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	90	91
6	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	27	27
6	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	50	50
6	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	260	259
6	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	330	329
6	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	360	360
6	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	560	561
6	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	390	392
6,12	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	329	327
6,12	Enterprise Fleet Financing LLC Series 2016-
	2	2.040%	2/22/22	450	444
6,12	Enterprise Fleet Financing LLC Series 2017-
	3	2.360%	5/20/23	150	147
6,9,12 Evergreen Credit Card Trust Series 2017-1		2.333%	10/15/21	180	180
4,6,9	Fannie Mae Connecticut Avenue Securities
	2016-C04	3.541%	1/25/29	101	102
4,6,9	Fannie Mae Connecticut Avenue Securities
	2016-C05	3.441%	1/25/29	186	186
6,9	First National Master Note Trust 2017-2	2.513%	10/16/23	250	250
6,12	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	120	120
6	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	240	237
6	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	220	220
6,12	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	250	249
6,12	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	200	199
6	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	200	196
6,12	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	450	441
6,12	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	650	626
6,12	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	120	116
6,12	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	250	241
6,12	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	250	246
6,12	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	100	99
6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	200	200
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-1	2.070%	5/15/22	1,050	1,032
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	1,030	1,010
4,6,9	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	4.091%	12/25/28	242	245
4,6,12 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI1	3.745%	2/25/48	165	164
4,6,12 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI2	3.820%	5/25/48	200	200
6,12	FRS I LLC 2013-1A	3.080%	4/15/43	181	179
6	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	190	189
6	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	90	89
6	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	200	198
6	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	80	79
6	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	80	79
6	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	40	39
6,12	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	150	146

6,12	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	40	39
6,12	GMF Floorplan Owner Revolving Trust 2016-
	1	2.410%	5/17/21	330	328
6,12	GMF Floorplan Owner Revolving Trust 2016-
	1	2.850%	5/17/21	330	326
6,12	GMF Floorplan Owner Revolving Trust 2017-
	2	2.440%	7/15/22	260	256
6,12	GMF Floorplan Owner Revolving Trust 2017-
	2	2.630%	7/15/22	140	138
6,12	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	150	148
6,12	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	630	623
6,12	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	170	169
6,12	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	110	109
6	GS Mortgage Securities Corporation II 2015-
	GC30	3.382%	5/10/50	228	224
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	350	346
6	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	350	359
6	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	390	397
6	GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	170	175
6	GS Mortgage Securities Trust 2014-GC24	4.663%	9/10/47	150	148
6	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	150	148
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	140	141
6	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	30	29
6	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	228	224
6	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	50	49
6,12	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	190	192
6,12	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	710	710
6,12	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	850	842
6,12	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	100	98
6,12	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	25	25
6,12	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	120	118
6,12	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	110	107
6,12	Hertz Vehicle Financing II LP 2018-1A	4.390%	2/25/24	100	98
6,12	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	227	226
6,12	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	100	98
6,12	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	350	353
6,12	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	20
6,12,13Holmes Master Issuer plc 2018-1		2.708%	10/15/54	530	530
6	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	80	79
6,12	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	250	240
6,12	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	200	198
6,12	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	480	475
6,12	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	100	99
6,12	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	200	197
6,9,12 Invitation Homes 2015-SFR3 Trust		3.835%	8/17/32	70	70
6,9,12 Invitation Homes 2017-SFR2 Trust		2.935%	12/17/36	378	379
6,9,12 Invitation Homes 2017-SFR2 Trust		3.224%	12/17/36	130	130
6,9,12 Invitation Homes 2018-SFR1 Trust		2.774%	3/17/37	289	289
6,9,12 Invitation Homes 2018-SFR1 Trust		3.024%	3/17/37	100	101

6,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,700	1,757
6,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.585%	8/15/46	550	578
6,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	20	21
6,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	90	89
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.137%	1/15/46	230	227
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	10	10
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	80	79
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	90	90
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	70	69
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,600	1,599
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	30	31
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.253%	11/15/45	30	31
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	380	391
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	350	344
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	350	348
6	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	258	251
6	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	60	61
6	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	100	101
6	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	160	160
6	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	80	78
6	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	60	59
6	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	50	52
6,12,13Lanark Master Issuer plc 2018-1A		2.749%	12/22/69	179	178
6,12,14Lanark Master Issuer plc 2018-2A		0.000%	12/22/69	260	260
6,12	Laurel Road Prime Student Loan Trust 2018-
	B	3.540%	5/26/43	580	581
6,9,12 Master Credit Card Trust II Series 2018-1A		2.571%	7/22/24	250	251
6	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	30	30
6,12	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	120	120
6,12	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	100	101
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	100	100
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	200	192

6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	400	414
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	350	356
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.054%	4/15/47	150	153
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	20	20
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.480%	6/15/47	80	81
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	350	353
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	350	357
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	450	448
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	188	184
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	480	483
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	180	180
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.910%	5/15/49	160	161
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	60	60
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	120	118
6	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	499	504
6	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	100	99
6	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	75	74
6,9,12 Motor plc 2017 1A		2.621%	9/25/24	850	851
6,12	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	1,700	1,644
12	National Australia Bank Ltd.	2.250%	3/16/21	560	547
12	National Australia Bank Ltd.	2.400%	12/7/21	890	866
6,9,12 Navient Student Loan Trust 2016-2		3.141%	6/25/65	200	202
6,9,12 Navient Student Loan Trust 2016-3		2.941%	6/25/65	60	60
6,9,12 Navient Student Loan Trust 2016-6A		2.841%	3/25/66	100	101
6,9,12 Navient Student Loan Trust 2017-4A		2.591%	9/27/66	180	180
6,9,12 Navient Student Loan Trust 2017-A		2.473%	12/16/58	173	173
6,12	Navient Student Loan Trust 2017-A	2.880%	12/16/58	240	234
6,9,12 Navient Student Loan Trust 2018-1		2.811%	3/25/67	110	110
6,12	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	230	231
6,9,12 Navistar Financial Dealer Note Master Trust
	II 2016-1A	3.441%	9/27/21	220	220
6,12	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	580	579
6	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	510	506
6	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	190	188
6	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	520	515
6	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	140	138
6	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	320	313
6,9	Nissan Master Owner Trust Receivables
	Series 2017-C	2.393%	10/17/22	1,010	1,011
6,12	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	684

6,9,12 Pepper Residential Securities Trust 2017A-
	A1UA	3.146%	3/10/58	103	103
6,9,12 Pepper Residential Securities Trust 2019A-
	A1U1	2.396%	10/12/18	500	500
6,12,1
3,1Permanent Master Issuer plc 2018-1A
4		2.747%	7/15/58	250	250
6,12	PFS Financing Corp 2017-B	2.220%	7/15/22	340	333
6,9,12 PFS Financing Corp. 2017-C		2.543%	10/15/21	410	411
6,12	PFS Financing Corp. 2017-D	2.400%	10/17/22	430	422
6,12	PFS Financing Corp. 2018-D	3.190%	4/17/23	250	249
6,9,12 PHEAA Student Loan Trust 2016-2A		3.041%	11/25/65	186	188
6,12	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	411	407
6,12	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	200	194
6,12	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	97
6,12	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	390	384
6,12	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	98
6	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	220	220
6	Public Service New Hampshire Funding LLC
	2018-1	3.506%	8/1/28	100	101
6	Public Service New Hampshire Funding LLC
	2018-1	3.814%	2/1/35	100	101
6,9,12 Resimac Premier Series 2016-1A		3.436%	10/10/47	474	477
9,12	Resimac Premier Series 2018-1A	2.839%	11/10/49	710	709
	Royal Bank of Canada	2.100%	10/14/20	40	39
	Royal Bank of Canada	2.300%	3/22/21	400	391
6	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	175	175
6	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	170	169
6	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	140	140
6	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	260	258
6	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	220	218
6	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	110	109
6	Santander Drive Auto Receivables Trust
	2018-1	2.630%	7/15/22	360	356
6	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	310	306
6	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	140	138
6	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	460	460
6	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	760	761
6,12	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	100	99
6,12	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	100	99
6,12	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	325	324
6,12	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	33	33
6,12	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	40	39

6,12	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	180	175
6	Small Business Administration Participation
	Certs 2017-20	2.880%	5/1/37	700	683
6	Small Business Administration Participation
	Certs 2017-20	2.850%	10/1/37	3,922	3,791
6	Small Business Administration Participation
	Certs 2017-20	2.790%	11/1/37	4,486	4,333
6	Small Business Administration Participation
	Certs 2017-20	2.780%	12/1/37	3,921	3,773
6	Small Business Administration Participation
	Certs 2018-20	2.920%	1/1/38	3,700	3,592
6	Small Business Administration Participation
	Certs 2018-20	3.220%	2/1/38	6,200	6,160
6	Small Business Administration Participation
	Certs 2018-20C	3.200%	3/1/38	10,500	10,371
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	40	39
6,12	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	401	393
6,9,12 SMB Private Education Loan Trust 2016-B		3.523%	2/17/32	263	267
6,9,12 SMB Private Education Loan Trust 2016-C		3.173%	9/15/34	100	101
6,9,12 SMB Private Education Loan Trust 2017-A		2.973%	9/15/34	120	121
6,12	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	260	254
6,12	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	450	452
6,12	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	467	461
6,12	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	500	485
6,12	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	100	98
6,9,12 SoFi Professional Loan Program 2016-D
	LLC	3.041%	1/25/39	46	47
6,12	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	10	10
6,12	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	120	117
6,12	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	427	422
6,12	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	130	126
6,12	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	180	176
6,12	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	100	98
12	Stadshypotek AB	1.875%	10/2/19	580	573
12	Stadshypotek AB	2.500%	4/5/22	500	486
6	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	345	344
6	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	140	137
6	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	100	99
6	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	560	544
6	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	170	165
6	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	230	224
6,12	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	35	36
6,12	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	31	31
6,12	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	367	366
6,12	Tesla Auto Lease Trust 2018-A	4.940%	3/22/21	350	349
6,12	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	390	390
6,12	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	100	100

6,12	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	100	100
6,12	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	100	100
6,12	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	99
12	Toronto-Dominion Bank	2.250%	3/15/21	30	29
6,12	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	890	873
6,12	Trinity Rail Leasing LP TRL_18-1	4.620%	6/17/48	440	440
6,12	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	84	83
6,12	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	670	670
6	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	30	30
6	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	10	10
6,12	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	120	120
6,12	Verizon Owner Trust 2017-3	2.060%	4/20/22	410	403
6,12	Verizon Owner Trust 2017-3	2.380%	4/20/22	240	236
6,12	Verizon Owner Trust 2017-3	2.530%	4/20/22	250	246
6,12	Verizon Owner Trust 2018-1	3.050%	9/20/22	350	348
6,9,12 Volvo Financial Equipment Master Owner
	Trust 2017-A	2.573%	11/15/22	130	130
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	40
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	350	362
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.423%	7/15/46	450	463
6	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	110	107
6	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	388	379
6	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	2,530	2,506
6	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	680	680
6	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.646%	9/15/58	200	197
6	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.693%	9/15/58	160	157
6	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	90	91
6	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	20	20
6	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	70	70
6	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	120	117
6	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	10	10
6	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	240	234
6	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	280	276
6	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	100	98
6	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	195	192
6	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	32	32
6,12	Wendys Funding LLC 2015-1A	4.497%	6/15/45	49	49

6,12	Wendys Funding LLC 2018-1	3.573%	3/15/48	100	97
6,12	Wendys Funding LLC 2018-1	3.884%	3/15/48	139	136
12	Westpac Banking Corp.	2.250%	11/9/20	365	358
12	Westpac Banking Corp.	2.100%	2/25/21	40	39
6	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	100	103
6	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	20	21
6	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	200	203
6	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	20	21
6	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	10	10
6	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	360	363
6	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	286	287
6	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	380	380
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	410	422
6	World Omni Auto Receivables Trust 2015-B	2.150%	8/15/22	175	173
6	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	40	40
6	World Omni Automobile Lease Securitization
	Trust 2018-A	2.830%	7/15/21	610	606
6	World Omni Automobile Lease Securitization
	Trust 2018-A	2.940%	5/15/23	180	179
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $137,661)					135,136
Corporate Bonds (26.7%)
Finance (10.5%)
	Banking (7.5%)
6	Bank of America Corp.	3.550%	3/5/24	9,820	9,698
	Bank of America Corp.	3.875%	8/1/25	205	203
15,16 BPCE SA		3.355%	4/24/20	2,000	1,493
6,15	BPCE SA	5.400%	10/27/25	1,070	816
6	Citigroup Inc.	4.044%	6/1/24	2,125	2,137
15,16 Cooperatieve Rabobank UA		4.600%	7/2/25	5,550	4,191
6,12	Credit Agricole SA	4.000%	1/10/33	2,585	2,350
	First Republic Bank	2.375%	6/17/19	510	507
6	Goldman Sachs Group Inc.	2.908%	6/5/23	2,575	2,481
6	Goldman Sachs Group Inc.	4.223%	5/1/29	1,895	1,866
6	Goldman Sachs Group Inc.	4.411%	4/23/39	2,580	2,473
6,17	HSBC Holdings plc	2.175%	6/27/23	2,500	3,286
6	HSBC Holdings plc	3.950%	5/18/24	2,850	2,839
6	HSBC Holdings plc	4.583%	6/19/29	9,000	9,091
6	HSBC Holdings plc	6.000%	11/22/65	360	333
6	HSBC Holdings plc	6.500%	9/23/66	2,750	2,630
12	Intesa Sanpaolo SPA	3.875%	7/14/27	825	713
6	JPMorgan Chase & Co.	4.005%	4/23/29	3,890	3,840
15,16 Lloyds Banking Group plc		3.450%	3/7/25	1,000	724
13	Morgan Stanley	3.583%	5/8/24	385	389
6,18	NIBC Bank NV	6.000%	12/31/49	300	347
6	Royal Bank of Scotland Group plc	4.892%	5/18/29	2,250	2,231
	Santander Holdings USA Inc.	3.700%	3/28/22	3,555	3,492
	Santander Holdings USA Inc.	3.400%	1/18/23	1,650	1,588
	Santander Holdings USA Inc.	4.400%	7/13/27	1,705	1,619

6	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	2,200	2,178
	Synchrony Bank	3.000%	6/15/22	770	741
	Synchrony Financial	4.500%	7/23/25	3,530	3,462
	Synchrony Financial	3.700%	8/4/26	2,655	2,433
	Synchrony Financial	3.950%	12/1/27	975	900
15,16 Wells Fargo & Co.		3.145%	4/27/22	1,500	1,111

	Brokerage (0.3%)
12	Apollo Management Holdings LP	5.000%	3/15/48	3,190	3,196

	Finance Companies (0.5%)
	GE Capital International Funding Co.
	Unlimited Co.	4.418%	11/15/35	4,500	4,360

	Insurance (0.3%)
18	Chubb INA Holdings Inc.	2.500%	3/15/38	1,905	2,237
	Enstar Group Ltd.	4.500%	3/10/22	425	423

	Real Estate Investment Trusts (1.9%)
	Brandywine Operating Partnership LP	4.100%	10/1/24	374	369
	Brixmor Operating Partnership LP	3.650%	6/15/24	285	275
	Brixmor Operating Partnership LP	3.850%	2/1/25	60	58
	Brixmor Operating Partnership LP	4.125%	6/15/26	855	828
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,670	3,471
	Camden Property Trust	4.625%	6/15/21	20	21
	Camden Property Trust	4.875%	6/15/23	25	26
	Camden Property Trust	4.250%	1/15/24	65	66
	Camden Property Trust	3.500%	9/15/24	30	29
	Physicians Realty LP	3.950%	1/15/28	6,285	5,877
	Realty Income Corp.	3.875%	4/15/25	2,727	2,688
	Realty Income Corp.	3.650%	1/15/28	1,415	1,355
	VEREIT Operating Partnership LP	4.875%	6/1/26	200	200
	VEREIT Operating Partnership LP	3.950%	8/15/27	3,400	3,166
					100,807
Industrial (14.7%)
	Basic Industry (0.1%)
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	225	219
12	Eagle Intermediate Global Holding BV/Ruyi
	US Finance LLC	7.500%	5/1/25	400	398
	Nutrien Ltd.	6.500%	5/15/19	100	103

	Capital Goods (2.7%)
12	BBA US Holdings Inc.	5.375%	5/1/26	300	301
12	Berry Global Inc.	4.500%	2/15/26	338	315
	Embraer Netherlands Finance BV	5.050%	6/15/25	100	101
	Embraer SA	5.150%	6/15/22	400	413
18	General Electric Co.	2.125%	5/17/37	3,100	3,364
	General Electric Co.	4.500%	3/11/44	2,275	2,228
6	General Electric Co.	5.000%	12/31/49	10,435	10,292
12	Mueller Water Products Inc.	5.500%	6/15/26	850	854
19	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group Issuer
	Lu	6.875%	2/15/21	260	263
	Spirit AeroSystems Inc.	4.600%	6/15/28	8,190	8,243
	United Rentals North America Inc.	5.500%	5/15/27	105	102

	Communication (0.9%)
18	American Tower Corp.	1.950%	5/22/26	460	541
12	Cequel Communications Holdings I LLC /
	Cequel Capital Corp.	7.500%	4/1/28	700	708
	Comcast Corp.	3.000%	2/1/24	1,525	1,458
	Comcast Corp.	5.650%	6/15/35	700	774
	Comcast Corp.	4.000%	3/1/48	2,800	2,460
	Discovery Communications LLC	3.450%	3/15/25	250	237
	Discovery Communications LLC	4.900%	3/11/26	400	410
	Qwest Corp.	6.750%	12/1/21	500	534
	Qwest Corp.	7.250%	9/15/25	200	213
	T-Mobile USA Inc.	4.500%	2/1/26	500	467
	T-Mobile USA Inc.	4.750%	2/1/28	250	231
15	Verizon Communications Inc.	4.050%	2/17/25	1,250	931

	Consumer Cyclical (1.2%)
12	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	155	147
12	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	1,490	1,408
12	Boyd Gaming Corp.	6.000%	8/15/26	250	247
12	Churchill Downs Inc.	4.750%	1/15/28	350	324
	General Motors Co.	5.150%	4/1/38	3,490	3,296
	General Motors Co.	5.200%	4/1/45	850	777
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	304
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	519
	General Motors Financial Co. Inc.	3.500%	11/7/24	295	280
	General Motors Financial Co. Inc.	5.250%	3/1/26	650	671
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	320	322
12	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	950	931
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	240	231
12	Hyundai Capital America	3.100%	4/5/22	220	215
17	Jaguar Land Rover Automotive plc	5.000%	2/15/22	100	136
12	Live Nation Entertainment Inc.	5.625%	3/15/26	225	223
	MGM Resorts International	5.750%	6/15/25	750	748
12	Performance Food Group Inc.	5.500%	6/1/24	1,100	1,086

	Consumer Noncyclical (2.2%)
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	5,625	5,534
12	Aramark Services Inc.	5.000%	2/1/28	1,015	969
	Campbell Soup Co.	4.150%	3/15/28	4,500	4,283
	Campbell Soup Co.	3.800%	8/2/42	750	583
	CVS Health Corp.	4.300%	3/25/28	7,000	6,898
	CVS Health Corp.	5.050%	3/25/48	1,550	1,569
6,12	Grupo Bimbo SAB de CV	5.950%	7/17/66	500	495
12	Hologic Inc.	4.375%	10/15/25	325	310
12	Hologic Inc.	4.625%	2/1/28	500	471

	Energy (5.2%)
	Andeavor	4.750%	12/15/23	1,000	1,037
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	4.250%	12/1/27	1,400	1,346
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.200%	12/1/47	2,680	2,589
	Baker Hughes a GE Co. LLC / Baker Hughes
	Co-Obligor Inc.	3.337%	12/15/27	3,000	2,792
	BP Capital Markets plc	3.245%	5/6/22	600	598
	BP Capital Markets plc	3.814%	2/10/24	3,000	3,027

	Cenovus Energy Inc.	4.250%	4/15/27	1,750	1,680
	Cenovus Energy Inc.	4.450%	9/15/42	1,500	1,288
	Continental Resources Inc.	4.375%	1/15/28	3,200	3,180
	Enable Midstream Partners LP	4.950%	5/15/28	1,480	1,440
	Energy Transfer LP	6.700%	7/1/18	230	230
	Energy Transfer LP	9.700%	3/15/19	260	272
	Energy Transfer LP	4.750%	1/15/26	1,612	1,599
	Energy Transfer LP	4.200%	4/15/27	315	298
	Energy Transfer Partners LP	6.000%	6/15/48	1,025	1,020
	Kinder Morgan Inc.	7.750%	1/15/32	65	79
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	1,600	1,648
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	730	779
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	2,432	2,581
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,110	1,186
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,400	1,428
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	350	340
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	6,245	6,662
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	1,500	1,396
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	90	109
	TransCanada PipeLines Ltd.	4.250%	5/15/28	8,740	8,795
	Valero Energy Partners LP	4.500%	3/15/28	2,350	2,311

	Other Industrial (0.3%)
18	Aroundtown SA	1.875%	1/19/26	1,100	1,272
17	Aroundtown SA	3.000%	10/16/29	412	522
18	CPI Property Group SA	2.125%	10/4/24	772	883

	Technology (1.4%)
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	1,000	973
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	555	537
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.125%	1/15/25	500	462
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	5,500	5,192
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.500%	1/15/28	900	817
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	1,895	1,992
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	1,500	1,752
12	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	780	742
	Western Digital Corp.	4.750%	2/15/26	1,100	1,070

	Transportation (0.7%)
12	Adani Ports & Special Economic Zone Ltd.	4.000%	7/30/27	200	182
6,12	Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	2,192	2,247
15	Asciano Finance Ltd.	5.400%	5/12/27	1,000	767
15	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	1,848
6	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	171	181
6	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	1,453	1,519
					141,805

Utilities (1.5%)
	Electric (1.5%)
12	EDP Finance BV	4.125%	1/15/20	794	799
12	EDP Finance BV	5.250%	1/14/21	1,600	1,650
12	EDP Finance BV	3.625%	7/15/24	2,750	2,632
12	Enel Finance International NV	2.875%	5/25/22	600	572
12	Enel Finance International NV	3.625%	5/25/27	1,360	1,242
12	Enel Finance International NV	4.750%	5/25/47	555	531
	Exelon Corp.	3.950%	6/15/25	130	129
	FirstEnergy Corp.	3.900%	7/15/27	1,650	1,589
12	FirstEnergy Transmission LLC	4.350%	1/15/25	250	252
12	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	1,495	1,495
	Pacific Gas & Electric Co.	6.050%	3/1/34	3,435	3,710
6	Southern Co.	5.500%	3/15/57	140	144

	Other Utility (0.0%)
17	Anglian Water Services Financing plc	2.625%	6/15/27	100	126
					14,871
Total Corporate Bonds (Cost $264,453)					257,483
Sovereign Bonds (6.9%)
	Argentine Republic	5.625%	1/26/22	500	470
6	Argentine Republic	2.500%	12/31/38	320	183
	Argentine Republic	6.875%	1/11/48	600	458
	Bermuda	5.603%	7/20/20	500	519
	Bermuda	4.854%	2/6/24	320	328
	BOC Aviation Ltd.	3.875%	5/9/19	200	201
12	CDP Financial Inc.	4.400%	11/25/19	600	613
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	750	733
	Corp. Andina de Fomento	2.125%	9/27/21	750	722
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,000	1,012
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	200	204
12	CPPIB Capital Inc.	1.250%	9/20/19	200	197
6	Dominican Republic	7.500%	5/6/21	5,150	5,422
	Equinor ASA	2.450%	1/17/23	600	577
12	Export-Import Bank of India	3.875%	2/1/28	240	225
	Export-Import Bank of Korea	2.250%	1/21/20	1,200	1,183
	Export-Import Bank of Korea	5.125%	6/29/20	500	517
	Export-Import Bank of Korea	4.375%	9/15/21	400	409
	Export-Import Bank of Korea	3.000%	11/1/22	200	194
	Federative Republic of Brazil	5.000%	1/27/45	750	595
12	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	300	297
20	Japan Bank for International Cooperation	2.125%	11/16/20	2,400	2,352
12	KazMunayGas National Co. JSC	6.375%	10/24/48	650	661
12,18 Kingdom of Spain		2.700%	10/31/48	2,273	2,761
	NTPC Ltd.	4.250%	2/26/26	250	242
12	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	200	197
12	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	198
6	Oriental Republic of Uruguay	5.100%	6/18/50	500	493
	Petrobras Global Finance BV	6.125%	1/17/22	1,800	1,834
	Petrobras Global Finance BV	7.375%	1/17/27	500	500
	Petroleos Mexicanos	8.000%	5/3/19	5,000	5,178
	Petroleos Mexicanos	6.000%	3/5/20	1,950	2,018
	Petroleos Mexicanos	5.500%	1/21/21	2,775	2,846
12,18 Portugal Obrigacoes do Tesouro OT		2.125%	10/17/28	900	1,083
	Province of Ontario	1.625%	1/18/19	1,000	995

Province of Ontario		2.000%	1/30/19	500	499
Province of Ontario		4.400%	4/14/20	160	164
Province of Quebec		7.125%	2/9/24	200	237
Republic of Colombia		7.375%	3/18/19	6,500	6,703
Republic of Colombia		10.375%	1/28/33	1,652	2,550
6 Republic of Colombia		5.000%	6/15/45	200	196
Republic of Croatia		6.750%	11/5/19	1,500	1,563
Republic of Guatemala		5.750%	6/6/22	900	933
Republic of Hungary		6.250%	1/29/20	1,200	1,255
Republic of Indonesia		3.750%	4/25/22	600	593
Republic of Lithuania		7.375%	2/11/20	2,000	2,134
Republic of Lithuania		6.125%	3/9/21	365	390
Republic of Panama		8.125%	4/28/34	150	197
Republic of Paraguay		5.600%	3/13/48	1,000	979
Republic of Poland		5.125%	4/21/21	615	646
Republic of Poland		5.000%	3/23/22	70	74
Republic of the Philippines		4.200%	1/21/24	3,100	3,154
Republic of Turkey		6.125%	10/24/28	700	656
Republic of Turkey		5.750%	5/11/47	491	395
Russian Federation		5.250%	6/23/47	400	385
Socialist Republic of Vietnam		6.750%	1/29/20	800	828
State of Israel		4.500%	1/30/43	200	201
State of Israel		4.125%	1/17/48	300	282
State of Qatar		5.250%	1/20/20	4,000	4,117
YPF SA		8.875%	12/19/18	600	608
Total Sovereign Bonds (Cost $67,110)					66,156
Taxable Municipal Bonds (0.1%)
California GO		7.550%	4/1/39	500	737
Chicago IL Board of Education GO		6.319%	11/1/29	100	99
Wisconsin Annual Appropriation Revenue		3.954%	5/1/36	500	507
Total Taxable Municipal Bonds (Cost $1,339)					1,343
				Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
21 Vanguard Market Liquidity Fund (Cost
$14,892)		2.122%		148,925	14,894

Total Investments (103.0%) (Cost $1,015,603)					993,672
				Notional
				Amount
Expiration Date		Contracts Exercise Price		($000)
Liability for Options Written [22] (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/13/18	8	USD 119.75	958	(5)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/13/18	8	USD 120.50	964	(2)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	8	USD 119.00	952	(10)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	8	USD 119.50	956	(7)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	8	USD 120.00	960	(4)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	8	USD 120.50	964	(3)

Call Options on 10-Year U.S.
Treasury Note Futures Contracts	8/24/18	33	USD 121.00	3,993	(12)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/13/18	8	USD 120.50	964	(4)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/13/18	8	USD 119.75	958	(1)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	8	USD 120.50	964	(5)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	8	USD 120.00	960	(3)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	8	USD 119.50	956	(2)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	8	USD 119.00	952	(1)
Total Written Options on Futures (Premiums Received $60)					(59)

				Notional
				Amount on
				Underlying
		Expiration		Swap
	Counterparty	Date	Exercise Rate	($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	7/18/18	67.50%	2,020	(2)
Call Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	GSI	8/15/18	67.50%	2,055	(3)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	7/18/18	67.50%	2,020	(3)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	GSI	8/15/18	72.50%	2,055	(3)
Total Written Swaptions on Credit Default Index (Premiums Received $15)					(11)

Total Liability on Options Written (Premiums Received $75)					(70)

Other Assets and Other Liabilities-Net (-3.0%)					(29,001)
Net Assets (100%)					964,601

1 Securities with a value of $929,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $2,465,000 have been segregated as initial margin for open futures contracts.
3 U.S. government-guaranteed.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2018.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9 Adjustable-rate security based upon 1-month USD LIBOR plus spread.

10 Interest only security.
11 Inverse floating rate Interest only security whose interest rate is derived by subtracting 1-month USD LIBOR from a given cap.
12 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $88,113,000, representing 9.1% of net assets.

13 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
14 Security value determined using significant unobservable inputs.
15 Face amount denominated in Australian dollars.
16 Adjustable-rate security based upon 3-month AUD Australian Bank Bill Rate plus spread.
17 Face amount denominated in British pounds.
18 Face amount denominated in euro.
19 Scheduled principal and interest payments are guaranteed by bank letter of credit.
20 Guaranteed by the Government of Japan.
21 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
22 Unrealized appreciation (depreciation) on options on futures contracts is required to be treated as realized gain
(loss) for tax purposes. Unrealized appreciation (depreciation) on open credit default swaptions is generally treated the same for financial reporting and tax purposes.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	328	69,480	104
5-Year U.S. Treasury Note	September 2018	474	53,855	230
Ultra Long U.S. Treasury Bond	September 2018	310	49,464	1,043
30-Year U.S. Treasury Bond	September 2018	100	14,500	271
				1,648
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2018	(489)	(62,707)	(200)
10-Year U.S. Treasury Note	September 2018	(123)	(14,783)	12
Euro-Buxl	September 2018	(31)	(6,433)	(124)
Euro-Bund	September 2018	(24)	(4,556)	(31)
AUD 10-Year Treasury Bond	September 2018	(26)	(2,489)	(20)
Long Gilt	September 2018	(14)	(2,274)	(5)
AUD 3-Year Treasury Bond	September 2018	(20)	(1,648)	(4)
Euro-Bobl	September 2018	(3)	(463)	(2)
Euro-BTP	September 2018	(2)	(297)	(6)
				(380)
				1,268

Core Bond Fund

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	7/16/18	EUR	9,375	USD	11,086	(125)
Toronto-Dominion Bank	7/16/18	EUR	333	USD	394	(4)
JPMorgan Chase Bank, N.A.	7/16/18	GBP	93	USD	124	(1)
Goldman Sachs Bank AG	7/16/18	AUD	89	USD	65	—
Citibank, N.A.	7/16/18	EUR	43	USD	50	1
JPMorgan Chase Bank, N.A.	7/16/18	USD	21,815	EUR	18,526	154
JPMorgan Chase Bank, N.A.	7/16/18	USD	12,130	AUD	16,005	285
Toronto-Dominion Bank	7/16/18	USD	3,325	GBP	2,504	18
Goldman Sachs Bank AG	7/16/18	USD	1,192	EUR	1,025	(7)
JPMorgan Chase Bank, N.A.	7/16/18	USD	1,121	EUR	967	(10)
JPMorgan Chase Bank, N.A.	7/16/18	USD	787	GBP	589	9
Deutsche Bank AG	7/16/18	USD	236	EUR	200	2
Deutsche Bank AG	7/16/18	USD	104	EUR	90	—
BNP Paribas	7/16/18	USD	79	EUR	68	(1)
Bank of America, N.A.	7/16/18	USD	48	EUR	40	1
Morgan Stanley Capital
Services LLC	7/16/18	USD	46	EUR	40	(1)
Goldman Sachs Bank AG	7/16/18	USD	27	AUD	37	—
						321
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

Core Bond Fund

Centrally Cleared Credit Default Swaps
			Periodic
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Purchased
CDX-NA-IG-S30-V1	6/20/23	USD 20,153	(1.000)	(298)	53
iTraxx Europe-S29-V1	6/20/23	EUR 16,100	(1.000)	(245)	61
				(543)	114

1. Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid)[2]	Value	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Anheuser-Busch
InBev NV/A3	12/20/23	BARC	1,100[1]	1.000	10	(29)	(19)
Anheuser-Busch
InBev NV/A3	12/20/23	BARC	500[1]	1.000	4	(12)	(8)
Anheuser-Busch
InBev NV/A3	12/20/23	BARC	300[1]	1.000	3	(6)	(3)
Anheuser-Busch
InBev NV/A3	12/20/23	GSI	400[1]	1.000	4	(9)	(5)
Berkshire
Hathaway
Inc./Aa2	6/20/21	GSI	55	1.000	1	—	1
Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	70	1.000	1	—	1
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	450	1.000	8	(6)	2
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	400	1.000	7	(6)	1
Berkshire
Hathaway
Inc./Aa2	6/20/24	BARC	600	1.000	7	(7)	—

Core Bond Fund

Berkshire
Hathaway
Inc./Aa2	6/20/24	JPMC	600	1.000	7	(6)	1
Comcast
Corp./A3	12/20/22	GSI	180	1.000	3	(5)	(2)
Federative
Republic of
Brazil/Ba2	9/20/18	BNPSW	1,500	1.000	—	(2)	(2)

Metlife/A3	12/20/21	BARC	100	1.000	2	—	2

Metlife/A3	6/20/24	BARC	700	1.000	5	(1)	4
People’s
Republic of
China/A1	6/20/22	BNPSW	200	1.000	3	(1)	2
Petroleos
Mexicanos/Baa3	6/20/23	JPMC	1,000	1.000	(64)	67	3
Southern
Co./Baa2	6/20/22	JPMC	1,725	1.000	28	(23)	5
United Mexican
States/A3	6/20/23	BARC	800	1.000	(13)	19	6
United Mexican
States/A3	6/20/23	BNPSW	1,075	1.000	(17)	24	7
United Mexican
States/A3	6/20/23	CITNA	2,500	1.000	(40)	47	7
United Mexican
States/A3	6/20/23	DBAG	500	1.000	(8)	10	2
United Mexican
States/A3	6/20/23	GSI	1,500	1.000	(24)	30	6

Total					(73)	84	11

Credit Protection
Purchased
Banco Bilbao
Vizcaya
Argentaria SA	6/20/21	BOANA	505	(1.000)	(4)	(9)	(13)
Bank of China
Ltd.	12/20/21	BNPSW	100	(1.000)	(2)	—	(2)
Bank of China
Ltd.	6/20/22	BNPSW	200	(1.000)	(3)	—	(3)
Barclays Bank
plc	6/20/22	BOANA	425[1]	(1.000)	(9)	7	(2)
Barclays Bank
plc	6/20/22	CSFBI	425[1]	(1.000)	(9)	7	(2)
Barclays Bank
plc	12/20/22	CITNA	186[1]	(1.000)	9	(7)	2

CECONOMY AG	6/20/22	BARC	290[1]	(1.000)	(2)	—	(2)

CECONOMY AG	6/20/22	BARC	210[1]	(1.000)	(1)	(1)	(2)

CECONOMY AG	6/20/22	BARC	210[1]	(1.000)	(1)	(1)	(2)

CECONOMY AG	6/20/22	BARC	85[1]	(1.000)	(1)	—	(1)

CECONOMY AG	6/20/22	BARC	85[1]	(1.000)	(1)	—	(1)

CECONOMY AG	6/20/22	BARC	85[1]	(1.000)	—	—	—

Core Bond Fund

Commerzbank
AG	6/20/21	BOANA	505	(1.000)	(6)	(6)	(12)
Deutsche Bank
AG	12/20/21	BARC	600	(1.000)	9	(5)	4
Deutsche Bank
AG	12/20/22	JPMC	440	(1.000)	11	2	13
Dominion Energy
Inc.	6/20/22	JPMC	215	(1.000)	(5)	6	1
Exelon Corp.	6/20/22	JPMC	345	(1.000)	(9)	9	—
Exelon Corp.	6/20/22	JPMC	215	(1.000)	(6)	6	—
Federative
Republic of Brazil	12/20/22	CITNA	460	(1.000)	27	(14)	13
Federative
Republic of Brazil	12/20/22	GSI	374	(1.000)	22	(16)	6
Federative
Republic of Brazil	6/20/23	JPMC	1,150	(1.000)	82	(32)	50
Lincoln National
Corp.	6/20/21	BARC	35	(1.000)	—	—	—
Lincoln National
Corp.	6/20/21	BARC	25	(1.000)	(1)	—	(1)
Lincoln National
Corp.	12/20/21	BARC	100	(1.000)	(2)	—	(2)
McDonald’s
Corp.	6/20/22	GSI	325	(1.000)	(9)	8	(1)
People’s
Republic of
China	6/20/23	GSI	1,200	(1.000)	(18)	17	(1)
Republic of
Colombia	6/20/23	GSI	650	(1.000)	6	(9)	(3)
Republic of
Turkey	12/20/19	GSCM	1,250	(1.000)	20	(10)	10
Republic of
Turkey	12/20/19	GSCM	735	(1.000)	12	(6)	6
Republic of
Turkey	6/20/23	BNPSW	1,000	(1.000)	81	(44)	37
Sempra Energy	6/20/22	JPMC	345	(1.000)	(8)	9	1

Sempra Energy	6/20/22	JPMC	215	(1.000)	(5)	6	1
Societe General
SA	12/20/21	JPMC	325	(1.000)	(6)	1	(5)
Standard
Chartered Bank	12/20/21	JPMC	185	(1.000)	(4)	—	(4)
State of Qatar	6/20/22	BOANA	340	(1.000)	(4)	(3)	(7)
State of Qatar	6/20/22	CITNA	660	(1.000)	(7)	(6)	(13)
Walt Disney Co.	12/20/22	CITNA	190	(1.000)	(5)	5	—
Walt Disney Co.	6/20/23	CITNA	490	(1.000)	(12)	14	2
Walt Disney Co.	6/20/23	CITNA	295	(1.000)	(7)	9	2
Walt Disney Co.	6/20/23	CITNA	200	(1.000)	(5)	6	1

Core Bond Fund

Walt Disney Co.	6/20/23	GSI	1,025	(1.000)	(26)	30	4
Total					101	(27)	74
Total					28	57	85

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.

BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI--Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.

At June 30, 2018, the counterparties had deposited in segregated accounts securities with a value of $573,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Core Bond Fund

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid)[2]	(Paid) [3]	Value	(Depreciation)
Date	Date	($000)	(%)	(%)	($000)	($000)
9/19/19	9/19/18[1]	1,524	2.000	(0.000)	(11)	—
6/30/20	10/3/18[1]	13,838	2.871	(0.000)	6	5
9/19/20	9/19/18[1]	4,059	2.250	(0.000)	(49)	—
9/19/21	9/19/18[1]	2,818	2.250	(0.000)	(53)	1
9/19/22	9/19/18[1]	560	2.250	(0.000)	(14)	1
9/19/23	9/19/18[1]	1,440	2.250	(0.000)	(45)	3
4/30/25	9/28/18[1]	4,019	(3.034)	0.000	(30)	(30)
9/19/25	9/19/18[1]	118	2.250	(0.000)	(5)	—
11/16/43	9/28/18[1]	1,158	(3.098)	0.000	(31)	(31)
					(232)	(51)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Unrealized appreciation (depreciation) on open swap contracts is generally treated the same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures

Core Bond Fund

include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Core Bond Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

F. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its

Core Bond Fund

exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

G. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

H. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

Core Bond Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	518,660	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	134,626	510
Corporate Bonds	—	257,483	—
Sovereign Bonds	—	66,156	—
Taxable Municipal Bonds	—	1,343	—
Temporary Cash Investments	14,894	—	—
Liability for Options Written	(59)	(11)	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(49)	—	—
Forward Currency Contracts—Assets	—	470	—
Forward Currency Contracts—Liabilities	—	(149)	—
Swap Contracts—Assets	2[1]	203	—
Swap Contracts—Liabilities	(30)[1]	(118)	—
Total	14,766	978,663	510
1 Represents variation margin on the last day of the reporting period.

I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to

Core Bond Fund

be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

J. At June 30, 2018, the cost of investment securities for tax purposes was $1,015,603,000. Net unrealized depreciation of investment securities for tax purposes was $21,931,000, consisting of unrealized gains of $1,424,000 on securities that had risen in value since their purchase and $23,355,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2018

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
Angola (1.7%)
Sovereign Bonds (1.7%)
Republic of Angola	9.375%	5/8/48	1,500	1,515
Total Angola (Cost $1,508)	1,515
Argentina (4.5%)
Corporate Bonds (0.4%)
1	Transportadora de Gas del Sur SA	6.750%	5/2/25	450	415
Sovereign Bonds (4.1%)
Argentine Republic	5.625%	1/26/22	750	705
2	Argentine Republic	2.500%	12/31/38	520	298
Argentine Republic	6.875%	1/11/48	2,910	2,221
2	City of Buenos Aires	8.950%	2/19/21	500	510
3,734
Total Argentina (Cost $4,442)	4,149
Armenia (0.7%)
Sovereign Bonds (0.7%)
Republic of Armenia	6.000%	9/30/20	400	410
Republic of Armenia	7.150%	3/26/25	200	209
Total Armenia (Cost $629)	619
Bermuda (1.1%)
Sovereign Bonds (1.1%)
Bermuda	4.854%	2/6/24	1,000	1,026
Total Bermuda (Cost $1,030)	1,026
Brazil (5.2%)
Corporate Bonds (0.6%)
Embraer Netherlands Finance BV	5.050%	6/15/25	500	507
Sovereign Bonds (4.6%)
Federative Republic of Brazil	5.000%	1/27/45	2,305	1,829
Petrobras Global Finance BV	6.125%	1/17/22	1,000	1,019
Petrobras Global Finance BV	7.375%	1/17/27	1,400	1,400
4,248
Total Brazil (Cost $4,865)	4,755
Chile (3.9%)
Corporate Bonds (0.2%)
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	225	219
Sovereign Bonds (3.7%)
Corp. Nacional del Cobre de Chile	7.500%	1/15/19	800	818
Corp. Nacional del Cobre de Chile	4.500%	9/16/25	1,500	1,531
Empresa de Transporte de Pasajeros Metro
SA	4.750%	2/4/24	750	769

1 Empresa Nacional del Petroleo	4.500%	9/14/47	250	221
				3,339
Total Chile (Cost $3,568)				3,558
Colombia (9.1%)
Sovereign Bonds (9.1%)
Republic of Colombia	7.375%	3/18/19	4,350	4,486
Republic of Colombia	4.375%	7/12/21	1,100	1,126
Republic of Colombia	10.375%	1/28/33	615	949
2 Republic of Colombia	5.000%	6/15/45	1,800	1,768
Total Colombia (Cost $8,310)				8,329
Costa Rica (0.2%)
Sovereign Bonds (0.2%)
Republic of Costa Rica	7.158%	3/12/45	200	199
Total Costa Rica (Cost $209)				199
Cote d'Ivoire (0.4%)
Sovereign Bonds (0.4%)
3 Republic of Cote d'Ivoire	6.625%	3/22/48	350	384
Total Cote d'Ivoire (Cost $430)				384
Dominican Republic (4.4%)
Sovereign Bonds (4.4%)
2 Dominican Republic	7.500%	5/6/21	2,500	2,632
Dominican Republic	6.500%	2/15/48	1,500	1,428
Total Dominican Republic (Cost $4,197)				4,060
Ecuador (1.5%)
Sovereign Bonds (1.5%)
Republic of Ecuador	7.875%	1/23/28	1,600	1,344
Total Ecuador (Cost $1,553)				1,344
Egypt (2.8%)
Sovereign Bonds (2.8%)
Arab Republic of Egypt	6.125%	1/31/22	800	784
3 Arab Republic of Egypt	4.750%	4/16/26	1,400	1,501
Arab Republic of Egypt	8.500%	1/31/47	250	242
Total Egypt (Cost $2,812)				2,527
El Salvador (3.0%)
Sovereign Bonds (3.0%)
Republic of El Salvador	7.750%	1/24/23	1,750	1,835
Republic of El Salvador	5.875%	1/30/25	1,000	936
Total El Salvador (Cost $2,860)				2,771
Guatemala (0.9%)
Sovereign Bonds (0.9%)
Republic of Guatemala	5.750%	6/6/22	800	829
Total Guatemala (Cost $845)				829
Hungary (3.6%)
Sovereign Bonds (3.6%)
Republic of Hungary	6.250%	1/29/20	1,500	1,569
Republic of Hungary	6.375%	3/29/21	600	641
Republic of Hungary	5.375%	2/21/23	1,000	1,059

Total Hungary (Cost $3,314)				3,269
India (2.2%)
Sovereign Bonds (2.2%)
Export-Import Bank of India	4.000%	1/14/23	1,500	1,486
1 Export-Import Bank of India	3.875%	2/1/28	565	529
Total India (Cost $2,067)				2,015
Indonesia (5.1%)
Sovereign Bonds (5.1%)
Republic of Indonesia	3.750%	4/25/22	1,960	1,938
Republic of Indonesia	5.875%	1/15/24	1,400	1,500
Republic of Indonesia	6.625%	2/17/37	325	373
Republic of Indonesia	4.625%	4/15/43	400	370
Republic of Indonesia	5.250%	1/8/47	500	501
Total Indonesia (Cost $4,835)				4,682
Kazakhstan (2.4%)
Sovereign Bonds (2.4%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,000	977
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	600	651
KazMunayGas National Co. JSC	9.125%	7/2/18	200	200
Republic of Kazakhstan	4.875%	10/14/44	400	389
Total Kazakhstan (Cost $2,287)				2,217
Lebanon (0.6%)
Sovereign Bonds (0.6%)
Republic of Lebanon	6.650%	11/3/28	400	300
Republic of Lebanon	7.250%	3/23/37	400	292
Total Lebanon (Cost $649)				592
Lithuania (2.7%)
Sovereign Bonds (2.7%)
Republic of Lithuania	7.375%	2/11/20	100	107
Republic of Lithuania	6.125%	3/9/21	170	182
Republic of Lithuania	6.625%	2/1/22	2,000	2,204
Total Lithuania (Cost $2,497)				2,493
Mexico (6.9%)
Corporate Bonds (0.9%)
1,2 Grupo Bimbo SAB de CV	5.950%	7/17/66	850	841
Sovereign Bonds (6.0%)
Petroleos Mexicanos	8.000%	5/3/19	1,623	1,681
Petroleos Mexicanos	6.000%	3/5/20	705	730
Petroleos Mexicanos	5.500%	1/21/21	1,250	1,282
Petroleos Mexicanos	6.875%	8/4/26	1,700	1,784
				5,477
Total Mexico (Cost $6,434)				6,318
Mongolia (0.9%)
Sovereign Bonds (0.9%)
Mongolia	10.875%	4/6/21	750	835
Total Mongolia (Cost $835)				835
Oman (0.9%)
Sovereign Bonds (0.9%)
Sultanate of Oman	6.750%	1/17/48	900	815

Total Oman (Cost $896)				815
Panama (0.8%)
Sovereign Bonds (0.8%)
Republic of Panama	9.375%	4/1/29	535	749
Total Panama (Cost $803)				749
Paraguay (1.9%)
Sovereign Bonds (1.9%)
Republic of Paraguay	5.600%	3/13/48	1,740	1,703
Total Paraguay (Cost $1,744)				1,703
Peru (1.0%)
Sovereign Bonds (1.0%)
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	500	506
Republic of Peru	8.750%	11/21/33	50	73
Republic of Peru	5.625%	11/18/50	300	347
Total Peru (Cost $938)				926
Philippines (4.4%)
Sovereign Bonds (4.4%)
Republic of the Philippines	4.200%	1/21/24	2,000	2,035
Republic of the Philippines	5.500%	3/30/26	985	1,084
Republic of the Philippines	9.500%	2/2/30	650	947
Total Philippines (Cost $4,146)				4,066
Qatar (0.5%)
Sovereign Bonds (0.5%)
State of Qatar	5.103%	4/23/48	500	498
Total Qatar (Cost $500)				498
Romania (1.1%)
Sovereign Bonds (1.1%)
Republic of Romania	5.125%	6/15/48	1,000	964
Total Romania (Cost $989)				964
Russia (4.0%)
Sovereign Bonds (4.0%)
Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	600	625
Russian Federation	5.000%	4/29/20	300	307
Russian Federation	4.250%	6/23/27	200	193
Russian Federation	5.250%	6/23/47	2,600	2,502
Total Russia (Cost $3,718)				3,627
Saudi Arabia (0.2%)
Sovereign Bonds (0.2%)
Kingdom of Saudi Arabia	5.000%	4/17/49	200	195
Total Saudi Arabia (Cost $196)				195
Senegal (0.9%)
Sovereign Bonds (0.9%)
2 Republic of Senegal	6.750%	3/13/48	1,000	854
Total Senegal (Cost $909)				854
Serbia, Republic of (0.7%)
Sovereign Bonds (0.7%)
Republic of Serbia	4.875%	2/25/20	600	609

	Total Serbia, Republic of (Cost $608)				609
	Sri Lanka (1.3%)
	Sovereign Bonds (1.3%)
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	1,200	1,161
	Total Sri Lanka (Cost $1,205)				1,161
	Trinidad and Tobago (1.1%)
	Sovereign Bonds (1.1%)
	Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	1,000	1,028
	Total Trinidad and Tobago (Cost $1,047)				1,028
	Turkey (3.2%)
	Sovereign Bonds (3.2%)
1	Export Credit Bank of Turkey	6.125%	5/3/24	1,000	928
	Republic of Turkey	6.125%	10/24/28	1,950	1,828
	Republic of Turkey	5.750%	5/11/47	200	161
	Total Turkey (Cost $3,123)				2,917
	Ukraine (6.7%)
	Sovereign Bonds (6.7%)
	Ukraine	7.750%	9/1/22	3,000	2,925
	Ukraine	7.750%	9/1/24	2,615	2,468
2	Ukreximbank Via Biz Finance PLC	9.625%	4/27/22	750	752
	Total Ukraine (Cost $6,455)				6,145
	United Arab Emirates (0.8%)
	Sovereign Bonds (0.8%)
1	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	750	746
	Total United Arab Emirates (Cost $750)				746
	Uruguay (2.1%)
	Sovereign Bonds (2.1%)
2	Oriental Republic of Uruguay	4.975%	4/20/55	2,000	1,925
	Total Uruguay (Cost $1,924)				1,925
	Venezuela (0.8%)
	Sovereign Bonds (0.8%)
*	Bolivarian Republic of Venezuela	11.750%	10/21/26	640	183
*	Bolivarian Republic of Venezuela	7.000%	3/31/38	500	135
	*,2 Petroleos de Venezuela SA	6.000%	11/15/26	1,550	325
*	Petroleos de Venezuela SA	5.375%	4/12/27	462	104
	Total Venezuela (Cost $794)				747

				Shares
	Temporary Cash Investments (5.9%)

Money Market Fund (5.9%)

4 Vanguard Market Liquidity Fund (Cost $5,370)	2.122%	53,691	5,369

			Notional
			Amount
	Counterparty	Expiration Date	(000)
Options on Foreign Currency (0.0%)
Put options on TRY, Strike Price:
USD $4.4444 (Cost $21)	BARC	7/10/18	TRY 2,500	3
Total Investments (102.1%) (Cost $96,312)				93,533
Other Assets and Liabilities-Net (-2.1%)5				(1,933)
Net Assets (100%)				91,600

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $3,680,000, representing 4.0% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Face amount denominated in euro.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Cash of $77,000 has been segregated as initial margin for open futures contracts.
* Non-income producing security in default.

BARC—Barclays Capital
TRY— New Turkish Lira.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2018	50	6,412	77
5-Year U.S. Treasury Note	September 2018	6	682	3
				80
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2018	(5)	(798)	(7)
Euro-Bund	September 2018	(6)	(1,139)	(11)
				(18)
				62

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Deutsche Bank Securities, Inc.	7/16/18	RUB	172,181	USD	2,721	16
Goldman Sachs Bank AG	7/16/18	MXN	56,051	USD	2,700	115
Goldman Sachs Bank AG	7/16/18	EUR	1,650	USD	1,921	9
Goldman Sachs Bank AG	7/16/18	EUR	540	USD	632	(1)
Barclays Capital Inc.	7/11/18	TRY	2,338	USD	480	26
Citigroup Global Markets, Inc.	7/16/18	MXN	8,000	USD	396	6
JPMorgan Chase Bank, N.A.	7/16/18	BRL	854	USD	230	(10)
Barclays Capital Inc.	7/16/18	MXN	4,051	USD	200	3
Bank of America, N.A.	7/16/18	USD	3,822	EUR	3,227	49
Citigroup Global Markets, Inc.	7/16/18	USD	900	MXN	18,753	(42)
Goldman Sachs Bank AG	7/16/18	USD	900	MXN	17,723	10
Deutsche Bank Securities, Inc.	7/16/18	USD	632	EUR	536	5
Barclays Capital Inc.	7/11/18	USD	500	TRY	2,366	(13)
Toronto-Dominion Bank	7/16/18	USD	450	RUB	28,386	(1)
Goldman Sachs Bank AG	7/16/18	USD	200	MXN	4,047	(3)
Deutsche Bank Securities, Inc.	7/16/18	USD	84	RUB	5,283	–
						169
BRL—Brazilian real.
EUR—euro.
MXN—Mexican peso.
RUB—Russian ruble.
TRY—New Turkish Lira.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
Reference Termination			Amount	(Paid) [1]	Value	(Paid)	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Ministry of
Finance
Malaysia/
A3	6/20/23	BNPSW	1,000	1.000	(4)	4	–
Ministry of
Finance
Malaysia/
A3	6/20/23	JPMC	2,000	1.000	(8)	3	(5)
Petroleos
Mexicanos
/ Baa3	6/20/23	JPMC	1,500	1.000	(96)	100	4
Republic
of
Indonesia/
Baa2	6/20/23	BNPSW	700	1.000	(12)	1	(11)
Republic
of
Peru/A3	6/20/23	GSI	5,200	1.000	20	(42)	(22)
Republic
of
Philippines
/Baa2	6/20/23	BNPSW	1,500	1.000	4	(19)	(15)
United
Mexican
States/A3	6/20/23	GSI	2,250	1.000	(36)	45	9

Total					(132)	92	(40)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BNPSW--BNP Paribas.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.

At June 30, 2018, the counterparties had deposited in segregated accounts securities and cash with a value of $120,000 in connection with open forward and open over-the-counter swap contracts.

Over-the-Counter Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)[1]	(Paid)[1,2]	Value	(Depreciation)
Termination Date	Counterparty	(000)	(%)	(%)	($000)	($000)
1/2/2025	HSBC	2,378	12.010	(6.390)	30	30
1/2/2025	HSBC	5,184	10.455	(6.390)	(65)	(65)
1/2/2025	HSBC	2,268	10.978	(6.390)	(10)	(10)
					(45)	(45)

HSBC—HSBC Holdings
plc.
BRL—Brazilian real.

1 Fixed and Floating Rates are received/paid at maturity of contract.
2 Based on 1 Day Overnight Brazil CETIP Interbank Deposit Rate.

Unrealized appreciaton (depreciation) on open swap contracts is generally treated the same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Options: The fund invests in options on foreign currency which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Options on foreign currency are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	88,161	—
Temporary Cash Investments	5,369	—	—
Options Purchased	3	—	—
Futures Contracts—Assets	—	—	—
Futures Contracts—Liabilities	—	—	—
Forward Currency Contracts—Assets	—	239	—
Forward Currency Contracts—Liabilities	—	(70)	—
Swap Contracts—Assets	—	43	—
Swap Contracts—Liabilities	—	(128)	—
Total	5,372	88,245	—

H. At June 30, 2018, the cost of investment securities for tax purposes was $96,313,000. Net unrealized depreciation of investment securities for tax purposes was $2,780,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018

VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.